As filed with the Securities and Exchange Commission on

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09303 & 811-09923

Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

(Exact name of registrant as specified in charter)

555 Taxter Road, Suite 175 Elmsford, NY 10523 (Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (Name and address of agent for service)

(800) 930-3828 Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2012

Item 1. Report to Stockholders.

June 30, 2012 www.kineticsfunds.com

Semi-Annual Report

The Internet Fund

The Global Fund

The Paradigm Fund

The Medical Fund

The Small Cap Opportunities Fund

The Market Opportunities Fund

The Water Infrastructure Fund

The Multi-Disciplinary Fund

KINETICS MUTUAL FUNDS, INC.

June 30, 2012

KINETICS MUTUAL FUNDS, INC.

Shareholders’ Letter

Dear Fellow Shareholders:

We are pleased to present the Kinetics Mutual Funds (“Funds”) Semi-Annual Report for the six-month period ended June 30, 2012. Considering the recent erratic behavior of capital markets coupled with political and economic uncertainty domestically and abroad, we are encouraged, albeit not satisfied, with the year to date performance for the Kinetics Mutual Funds. Despite the unaccommodating backdrop for investing, our Funds appreciated as follows during the first half of the year: The Paradigm Fund 10.05%, The Multi-Disciplinary Fund 6.47%, The Small Cap Opportunities Fund 12.24%, The Market Opportunities Fund 7.94%, The Internet Fund 8.55%, The Medical Fund 8.59%, The Water Infrastructure Fund 5.91% and The Global Fund 7.40%. This compares to returns of 9.49% for the S&P 500 Index(1) and 5.65% for the MSCI All Country World Index(2).

The investment team at Horizon Kinetics LLC, parent company to the Funds’ investment adviser, Kinetics Asset Management LLC (“Kinetics”), adheres to a dedicated value-oriented investment process which focuses on the fundamental characteristics of every individual company. Although investment decisions are driven by bottom-up analysis, one should not infer that we are uninformed or dismissive of macroeconomic data. In fact we believe that there are various high level factors that have had, and will likely continue to have, an influence on business operations and asset prices.

Government policy makers across the globe reacted to the global financial crisis of 2008 with a combination of monetary and fiscal policy measures. Monetary easing (lowering interest rates) was the first and perhaps most powerful tool utilized by policy makers. This measure alone proved to be insufficient and governments were forced to engage in aggressive fiscal easing through a reduction of corporate taxes and an increase in government spending (including direct investment and lending in the private sector). We are currently in the fourth year of such policy measures and domestic interest rates remain at multi-decade lows, as governments continue to inject capital into the private sector. A new form of economic stimulus has emerged in which governments allocate funds towards the purchase of sovereign debt with the goal of depressing bond yields. In Europe, such measures are aimed at lowering the borrowing costs for nations with strained budgets. Conversely, similar measures in the United States attempt to further suppress domestic bond yields so as to make prospective yields so unpalatable that investors feel compelled to allocate their funds to riskier productive assets (including equities). Thus far the

U.S. government has been very successful in suppressing domestic bond yields; however, the desired result of diverting capital to other asset classes has yet to significantly materialize.

The maintenance of low interest rates (real and nominal) in the United States and much of Europe has profound implications beyond those that are immediately apparent. Consider the number of individuals, corporations, pensions, and foundations that require a real return on their capital. As of this writing, 10-year U.S. Treasury Bonds yield approximately 1.5%, a rate that in and of itself is quite low. However, this return becomes even more miniscule once inflation and taxes are considered. The U.S. investment grade corporate bond market currently offers yields that are not meaningfully higher than the U.S. Treasury market; however, fund flow data shows continued large flows of capital into bond funds. This translates to trillions of dollars of assets earning next to no return; yet, alternative investment vehicles do exist.

The proliferation of exchange traded funds (“ETFs”) over the past decade has resulted in an increasing amount of capital being allocated to indexing strategies. Consistent with this phenomenon, the small amount of incremental capital that is currently being allocated to equities is generally going into equity index-based ETFs. Evidence suggests that such capital flows are distorting the valuations of index constituent companies, particularly in comparison to companies that are widely excluded from popular indexes. In other words, the largest and most liquid equities that populate the largest equity indexes are not particularly inexpensive, but many companies not included in such indexes are trading at remarkable discounts. We believe that our Funds are invested in these overlooked securities, and that it is only a matter of time until other investors are drawn to these stocks. This process has been evolving for nearly four years, dating back to the global financial crisis, yet we believe that we are nearing a tipping point for fixed income investors who are earning close to no yield. We believe the family of Kinetics Mutual Funds is positioned to capitalize upon this shift.

Shareholders can continue to access additional information from our website, www.kineticsfunds.com. This website provides a broad array of information, including recent portfolio holdings, quarterly investment commentaries, conference call transcripts, newsflashes, recent performance data, and online access to account information.

Kinetics offers the following funds to investors:

The Paradigm Fund focuses on undervalued companies that currently have, or which should soon have, sustainable high returns on equity without the excessive use of leverage. The Fund has produced attractive returns since inception in an environment that should be described as difficult for equity investors. For those who are interested in a product with the potential for lower volatility, we encourage you to examine our Multi-Disciplinary Fund, listed below.

The Multi-Disciplinary Fund seeks to utilize stock options and fixed-income investments in order to provide investors with equity-like returns, but with more muted volatility. At times, the options strategies of the Fund may require the manager to purchase equity securities.

The Small Cap Opportunities Fund focuses on undervalued small capitalization equities that have the potential for rewarding long-term investment results. The investment and portfolio construction processes are similar to those of the Paradigm Fund, but are focused on small and mid-capitalization businesses.

The Medical Fund is a sector fund, offering an investment in scientific discovery within the promising field of medical research, particularly in the development of cancer treatments and therapies. The Fund may be invested across a variety of medical related companies including biotechnology and pharmaceuticals.

The Internet Fund is a sector fund that focuses on companies engaged in Internet-related developments. As such, the returns of the Fund have been, and are likely to continue to be, quite volatile. The Internet Fund is not designed to be a major component of one’s equity exposure. More recently, this Fund has been focusing on digital content companies, which we believe will be amongst the beneficiaries in the next generation of Internet development.

The Global Fund’s mandate was changed in early April 2008 to an emphasis on global investments. This Fund is truly a go-anywhere fund designed to allocate capital to the markets with the best overall risk adjusted investment opportunities. As such, the Fund is presently positioned to benefit from opportunities in the more developed world markets. The investment and portfolio construction processes are similar to those of the Paradigm Fund, but are focused on global opportunities.

The Market Opportunities Fund focuses on those companies that benefit from increasing transactional volume or throughput, such as publicly-traded exchanges and credit card processors, or companies that act as facilitators, such as airports and publicly-traded toll roads. These businesses are often able to increase sales with no or low reinvestment costs, resulting in high margins and increasing cash flow.

The Water Infrastructure Fund is a sector fund that invests in global companies engaged in water infrastructure and water-specific natural resources, as well as related activities. To supplement the equity investments, the Fund also utilizes The Multi-Disciplinary Fund’s options strategy employed upon water businesses. This provides the Fund equity exposure and exposure to the water industry, complemented by income from put options.

Peter B. Doyle

President

Kinetics Mutual Funds, Inc.

(1)	The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity markets in general. You cannot invest directly in an index.

(2)	The MSCI All Country World Index is a broad-based index designed to measure the equity market performance of large and mid-cap companies located in developed and emerging markets. You cannot invest directly in an index.

KINETICS MUTUAL FUNDS, INC.

Investment Commentary

Dear Fellow Shareholders,

Needless to say, the first half of 2012 was particularly eventful — the very thought of attempting to address all of the events that impacted capital markets during the past 6 months is overwhelming. We do not envy the economists and macroeconomic investors who attempt to make sense of the seemingly infinite factors that contribute to asset price fluctuations in the short term. Even if one were able to amass all of the relevant data in a timely manner, there is no way to precisely forecast how all of these factors will combine to ultimately influence asset prices. Despite the extreme difficulty and inherent uncertainty in investing on the basis of macroeconomic events, many otherwise rational people attempt to do so. This has resulted in equities surging and retreating in value in reaction to speculation regarding a multitude of factors (many of them political). Thus, the valuations of many equities do not currently reflect the underlying business fundamentals, and those that are priced in line with fundamentals are perhaps coincidentally so.

This environment is very discouraging for us as long-term, fundamental value investors. We continue to be confident that the fundamentals will dictate long-term investment returns; however, due to the severity and magnitude of the global financial crisis, it appears that “long-term” may be a longer period of time than had been previously imagined by many. This period is not without precedent; value investors underperformed terribly during the inflated prices that materialized during the “technology bubble.” However, those with the confidence and mettle to abstain from purchasing securities with inflated valuations turned out to be the best performers over the subsequent five year period. We believe that we are in a similar situation at present; those who will be rewarded for their confidence and mettle are those who are willing to buy and hold high quality, undervalued equities. We have no doubt that the day will come for these securities; however, we recognize that the market may remain inefficient for an extended period. We believe that our best strategy as investors is to maintain our positioning while looking for incremental opportunities.

If one were able to look solely at the financial and operating results of the companies in our Funds, without influence from the media or other detractors, one could easily infer that the global economy is in a robust expansionary phase. A good portion of the companies that we own are more profitable than in the period preceding the financial crisis, yet share prices are still below pre-crisis levels. In response, many of these companies are using abundant cash flows to repurchases their shares; some companies are even issuing long-term debt at very low rates in order to fund share repurchases. It is easy to understand the motivation for such actions; hypothetically, a company can borrow at 4% for 30 years in order to repurchase its shares with a cash flow yield well in excess of 10%. The most proactive corporate managers (mostly owner-operators(1)) are currently initiating mergers, acquisitions and other corporate actions that are accretive to shareholders. The incremental benefit of having a savvy owner-operator leading a company in this period is profound; hence, we maintain our unwavering confidence in the companies in our Funds’ portfolios.

Achieving outsized investment returns often requires a unique approach, as well as confidence and composure during times of panic. It is easy to invest when everything is working perfectly and there are no known systemic threats, but these periods often follow periods of truly exceptional returns for those who had invested before the full stability was achieved. We recognize the risks in capital markets, but believe that a good deal of this sentiment is priced into equities at their current levels — consider the levels at which equities might be trading if overarching risks weren’t depressing values. Even in light of these well known risks, many of the companies that we own are achieving excellent returns on capital amidst a backdrop of near-zero interest rates. We profess no ability to forecast equity prices, however we are firm believers that if given enough time, business market values will ultimately be reconciled with fundamentals. We look forward to embracing this development alongside our shareholders.

Peter B. Doyle

Chief Investment Strategist

(1)	Owner-operator companies are those businesses whose managers are also the primary owners and for whom that capital represents a major or the greater portion of their wealth.

Disclosure

This material is intended to be reviewed in conjunction with a current prospectus, which includes all fees and expenses that apply to a continued investment program, as well as information regarding the risk factors, policies and objectives of the Funds. Read it carefully before investing.

Mutual Fund investing involves risk. Principal loss is possible. Because The Internet Fund, The Medical Fund and The Water Infrastructure Fund invest in a single industry or geographic region, their shares are subject to a higher degree of risk than funds with a higher level of diversification. Internet and biotechnology stocks are subject to a rate of change in technology, obsolescence and competition that is generally higher than that of other industries and have experienced extreme price and volume fluctuations. International investing [for all Funds] presents special risks including currency exchange fluctuation, government regulations, and the potential for political and economic instability. Accordingly, the share prices for these Funds are expected to be more volatile than that of U.S.-only funds. Past performance is no guarantee of future performance.

Because smaller companies [for The Global Fund, The Small Cap Opportunities Fund and The Water Infrastructure Fund] often have narrower markets and limited financial resources, they present more risk than larger, more well established, companies.

Non-investment grade debt securities [for all Funds], i.e., junk bonds, are subject to greater credit risk, price volatility and risk of loss than investment grade securities. Further, options contain special risks including the imperfect correlation between the value of the option and the value of the underlying asset. Investments [for The Multi-Disciplinary Fund and The Water Infrastructure Fund] in futures, swaps and other derivative instruments may result in loss as derivative instruments may be illiquid, difficult to price and leveraged so that small changes may produce disproportionate losses to the Funds. To the extent the Funds segregate assets to cover derivative positions, they may impair their ability to meet current obligations, to honor requests for redemption and to manage the investments in a manner consistent with their respective investment objectives. Purchasing and writing put and call options and, in particular, writing “uncovered” options are highly specialized activities that entail greater than ordinary investment risk.

As non-diversified Funds, the value of Fund shares may fluctuate more than shares invested in a broader range of industries and companies.

Unlike other investment companies that directly acquire and manage their own portfolios of securities, The Kinetics Mutual Funds pursue their investment objectives by investing all of their investable assets in a corresponding portfolio series of the Kinetics Portfolios Trust.

The information concerning the Funds included in the shareholder report contains certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Nasdaq Composite (NASDAQ) and the Standard & Poor’s 500 Index (S&P 500) each represent an unmanaged, broad-basket of stocks. They are typically used as a proxy for overall market performance.

Distributor: Kinetics Funds Distributor LLC is not an affiliate of Kinetics Mutual Funds, Inc. Kinetics Funds Distributor LLC is an affiliate of Kinetics Asset Management LLC, Investment Adviser to Kinetics Mutual Funds, Inc.

For more information, log onto www.kineticsfunds.com.

July 1, 2012 — Kinetics Asset Management LLC

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example

June 30, 2012 (Unaudited)

Shareholders incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvestments of dividends or other distributions made by a Fund, redemption fees, and exchange fees, and (2), ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help investors understand the ongoing costs (in dollars) of investing in a series of Kinetics Mutual Funds, Inc. (each a “Feeder Fund” and collectively the “Feeder Funds”), and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on January 1, 2012 and held for the entire period from January 1, 2012 to June 30, 2012.

Actual Expenses

The first line and second line items of the table below provide information about actual account values and actual expenses before and after expense reimbursement. Unlike other mutual funds that directly acquire and manage their own portfolio securities, each Feeder Fund invests all or generally all of its investable assets in a corresponding series of The Kinetics Portfolios Trust (each, a “Master Portfolio”, and together the “Master Portfolios”), a separately registered investment company. The Master Portfolio, in turn, invests in securities. With this type of organization, expenses can accrue specifically to the Master Portfolio or the Feeder Fund or both. The Adviser for the Master Portfolios has directed a certain amount of the Master Portfolio’s trades to brokers believed to provide the best execution and, as a result, the Master Portfolios have generated direct brokerage credits to reduce certain service provider fees. Each Feeder Fund records its proportionate share of the Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

The Feeder Funds will charge shareholder fees for outgoing wire transfers, returned checks, and exchanges executed by telephone between a Feeder Fund and any other Feeder Fund. The Feeder Funds’ transfer agent charges a $5.00 transaction fee to shareholder accounts for telephone exchanges between any two Feeder Funds. The Feeder Funds’ transfer agent does not charge a transaction fee for written exchange requests. IRA accounts are assessed a $15.00 annual fee. Finally, as a disincentive to market-timing transactions, the Feeder Funds will assess a 2.00% fee on the redemption or exchange of Fund shares held for less than 30 days. These fees will be paid to the Feeder Funds to help

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

offset transaction costs. The Feeder Funds reserve the right to waive the redemption fee, subject to their sole discretion, in instances deemed not to be disadvantageous to the Feeder Funds or shareholders as described in the Feeder Funds’ prospectus.

You may use the information provided in the first line, together with the amounts you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fourth line items of the table below provide information about hypothetical account values and hypothetical expenses before and after expense reimbursements based on the Feeder Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Feeder Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses one paid for the period. You may use this information to compare the ongoing costs of investing in the Feeder Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight one’s ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help one determine the relative total costs of owning different funds. If these transactional costs had been included, one’s costs would have been higher.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/12 to 6/30/12)
The Internet Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,085.50	1.97%	$10.21
No Load Class Actual — after expense reimbursement	$1,000.00	$1,085.50	1.89%	$9.80
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.10	1.97%	$9.87
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,084.20	2.22%	$11.50
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,084.20	2.14%	$11.09
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.86	2.22%	$11.12
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.26	2.14%	$10.72
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,081.50	2.72%	$14.08
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,081.50	2.64%	$13.66
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.37	2.72%	$13.60
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,011.77	2.64%	$13.21

The Global Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,074.00	3.40%	$17.53
No Load Class Actual — after expense reimbursement	$1,000.00	$1,074.00	1.39%	$7.17
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,007.99	3.40%	$16.97
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.99	1.39%	$6.97
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,074.00	3.65%	$18.82

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/12 to 6/30/12)
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,074.00	1.64%	$8.46
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,006.75	3.65%	$18.21
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,069.80	4.15%	$21.36
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,069.80	2.14%	$11.01
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,004.26	4.15%	$20.68
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.26	2.14%	$10.72

The Paradigm Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,100.50	1.78%	$9.30
No Load Class Actual — after expense reimbursement	$1,000.00	$1,100.50	1.64%	$8.56
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.05	1.78%	$8.92
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,099.30	2.03%	$10.60
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,099.30	1.89%	$9.86
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.81	2.03%	$10.17
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,096.50	2.53%	$13.19
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,096.50	2.39%	$12.46

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/12 to 6/30/12)
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.32	2.53%	$12.66
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.02	2.39%	$11.96
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,101.60	1.73%	$9.04
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,101.60	1.44%	$7.52
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,016.30	1.73%	$8.67
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.74	1.44%	$7.22

The Medical Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,085.90	2.23%	$11.57
No Load Class Actual — after expense reimbursement	$1,000.00	$1,085.90	1.39%	$7.21
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.81	2.23%	$11.17
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.99	1.39%	$6.97
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,084.70	2.48%	$12.85
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,084.70	1.64%	$8.50
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.57	2.48%	$12.41
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,081.50	2.98%	$15.42
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,081.50	2.14%	$11.08
Advisor Class C Hypothetical (5% return before expenses) —before expense reimbursement	$1,000.00	$1,010.08	2.98%	$14.89

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/12 to 6/30/12)
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,014.26	2.14%	$10.72

The Small Cap Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,122.40	2.01%	$10.61
No Load Class Actual — after expense reimbursement	$1,000.00	$1,122.40	1.64%	$8.65
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.90	2.01%	$10.07
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,121.00	2.26%	$11.92
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,121.00	1.89%	$9.97
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.66	2.26%	$11.32
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,118.30	2.76%	$14.54
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,118.30	2.39%	$12.59
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.18	2.76%	$13.80
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.02	2.39%	$11.96
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,123.90	1.96%	$10.35
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,123.90	1.44%	$7.60
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.15	1.96%	$9.82
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.74	1.44%	$7.22

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/12 to 6/30/12)

The Market Opportunities Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,079.40	1.96%	$10.13
No Load Class Actual — after expense reimbursement	$1,000.00	$1,079.40	1.64%	$8.48
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.15	1.96%	$9.82
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,077.70	2.21%	$11.42
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,077.70	1.89%	$9.76
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.91	2.21%	$11.07
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,075.60	2.71%	$13.99
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,075.60	2.39%	$12.33
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.42	2.71%	$13.55
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.02	2.39%	$11.96
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,081.30	1.91%	$9.88
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,081.30	1.44%	$7.45
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,015.40	1.91%	$9.57
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.74	1.44%	$7.22

The Water Infrastructure Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,059.10	2.60%	$13.31

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/12 to 6/30/12)
No Load Class Actual — after expense reimbursement	$1,000.00	$1,059.10	1.64%	$8.40
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,011.97	2.60%	$13.01
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.74	1.64%	$8.22
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,057.80	2.85%	$14.58
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,057.80	1.89%	$9.67
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.73	2.85%	$14.25
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,015.50	1.89%	$9.47
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,054.70	3.35%	$17.11
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,054.70	2.39%	$12.21
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,008.24	3.35%	$16.73
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.02	2.39%	$11.96
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,061.10	2.55%	$13.07
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,061.10	1.44%	$7.38
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,012.22	2.55%	$12.76
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.74	1.44%	$7.22

The Multi-Disciplinary Fund
No Load Class Actual — before expense reimbursement	$1,000.00	$1,064.70	2.06%	$10.58
No Load Class Actual — after expense reimbursement	$1,000.00	$1,064.70	1.49%	$7.65

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Expense Example — (Continued)

June 30, 2012 (Unaudited)

	Beginning Account Value (1/1/12)	Ending Account Value (6/30/12)	Annualized Expense Ratio	Expenses Paid During Period* (1/1/12 to 6/30/12)
No Load Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.66	2.06%	$10.32
No Load Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,017.49	1.49%	$7.47
Advisor Class A Actual — before expense reimbursement	$1,000.00	$1,063.00	2.31%	$11.85
Advisor Class A Actual — after expense reimbursement	$1,000.00	$1,063.00	1.74%	$8.93
Advisor Class A Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,013.41	2.31%	$11.56
Advisor Class A Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,016.25	1.74%	$8.72
Advisor Class C Actual — before expense reimbursement	$1,000.00	$1,060.20	2.81%	$14.39
Advisor Class C Actual — after expense reimbursement	$1,000.00	$1,060.20	2.24%	$11.47
Advisor Class C Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,010.93	2.81%	$14.05
Advisor Class C Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,013.76	2.24%	$11.22
Institutional Class Actual — before expense reimbursement	$1,000.00	$1,065.50	2.01%	$10.32
Institutional Class Actual — after expense reimbursement	$1,000.00	$1,065.50	1.29%	$6.62
Institutional Class Hypothetical (5% return before expenses) — before expense reimbursement	$1,000.00	$1,014.90	2.01%	$10.07
Institutional Class Hypothetical (5% return before expenses) — after expense reimbursement	$1,000.00	$1,018.49	1.29%	$6.47

Note:	Each Feeder Fund records its proportionate share of the respective Master Portfolio’s expenses, including directed brokerage credits, on a daily basis. Any expense reductions include Feeder Fund-specific expenses as well as the expenses allocated for the Master Portfolio.

*	Expenses are equal to the Feeder Fund’s annualized expense ratio before expense reimbursement and after expense reimbursement multiplied by the average account value over the period, multiplied by 182/366.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities

June 30, 2012 (Unaudited)

	The Internet Fund	The Global Fund
ASSETS:
Investments in the Master Portfolio, at value*	$108,657,052	$5,343,823
Receivable from Adviser	14,060	5,379
Receivable for Master Portfolio interest sold	6,504	—
Receivable for Fund shares sold	13,859	9,694
Prepaid expenses and other assets	26,444	25,146

Total Assets	108,717,919	5,384,042

LIABILITIES:
Payable for Master Portfolio interest purchased	—	9,464
Payable to Directors and Officers	2,057	87
Payable for Fund shares repurchased	20,363	230
Payable for shareholder servicing fees	21,695	1,064
Payable for distribution fees	466	250
Accrued expenses and other liabilities	91,969	13,320

Total Liabilities	136,550	24,415

Net Assets	$108,581,369	$5,359,627

NET ASSETS CONSIST OF:
Paid in capital	$78,817,627	$5,910,467
Accumulated net investment loss	(675,746)	(916)
Accumulated net realized gain (loss) on investments and foreign currency	5,201,747	(442,057)
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	25,237,741	(107,867)

Net Assets	$108,581,369	$5,359,627

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$107,468,130	$4,292,287
Shares outstanding	2,730,258	1,019,078
Net asset value per share (offering price and redemption price)	$39.36	$4.21

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$997,744	$863,895
Shares outstanding	25,827	205,390
Net asset value per share (redemption price)	$38.63	$4.21

Offering price per share ($38.63 divided by .9425 and $4.21 divided by .9425)	$40.99	$4.47

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$115,495	$203,445
Shares outstanding	3,088	49,151
Net asset value per share (offering price and redemption price)	$37.40	$4.14

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2012 (Unaudited)

	The Paradigm Fund	The Medical Fund
ASSETS:
Investments in the Master Portfolio, at value*	$809,520,188	$19,621,413
Receivable from Adviser	109,075	11,530
Receivable for Master Portfolio interest sold	751,542	319
Receivable for Fund shares sold	408,014	531
Prepaid expenses and other assets	73,729	22,505

Total Assets	810,862,548	19,656,298

LIABILITIES:
Payable to Directors and Officers	15,908	356
Payable for Fund shares repurchased	1,159,556	850
Payable for shareholder servicing fees	135,689	3,859
Payable for distribution fees	167,067	1,819
Accrued expenses and other liabilities	363,805	21,007

Total Liabilities	1,842,025	27,891

Net Assets	$809,020,523	$19,628,407

NET ASSETS CONSIST OF:
Paid in capital	$1,636,427,621	$18,544,955
Accumulated net investment income (loss)	(14,429,490)	157,865
Accumulated net realized gain (loss) on investments and foreign currency	(782,227,415)	1,837,189
Net unrealized depreciation on:
Investments and foreign currency	(30,750,193)	(911,602)

Net Assets	$809,020,523	$19,628,407

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$394,510,791	$15,861,484
Shares outstanding	18,104,746	779,105
Net asset value per share (offering price and redemption price)	$21.79	$20.36

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$128,825,486	$3,252,200
Shares outstanding	6,028,661	163,961
Net asset value per share (redemption price)	$21.37	$19.84

Offering price per share ($21.37 divided by .9425 and $19.84 divided by .9425)	$22.67	$21.05

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$101,353,784	$514,723
Shares outstanding	4,929,520	26,219
Net asset value per share (offering price and redemption price)	$20.56	$19.63

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$184,330,462	N/A
Shares outstanding	8,458,939	N/A
Net asset value per share (offering price and redemption price)	$21.79	N/A

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2012 (Unaudited)

	The Small Cap Opportunities Fund	The Market Opportunities Fund
ASSETS:
Investments in the Master Portfolio, at value*	$81,513,511	$42,740,269
Receivable from Adviser	20,025	8,597
Receivable for Master Portfolio interest sold	189,978	62,698
Receivable for Fund shares sold	11,920	2,000
Prepaid expenses and other assets	34,964	31,686

Total Assets	81,770,398	42,845,250

LIABILITIES:
Payable to Directors and Officers	1,632	874
Payable for Fund shares repurchased	201,898	64,698
Payable for shareholder servicing fees	15,491	8,646
Payable for distribution fees	5,512	6,140
Accrued expenses and other liabilities	53,493	23,453

Total Liabilities	278,026	103,811

Net Assets	$81,492,372	$42,741,439

NET ASSETS CONSIST OF:
Paid in capital	$243,558,755	$72,904,733
Accumulated net investment loss	(870,529)	(2,186,122)
Accumulated net realized loss on investments and foreign currency	(165,142,467)	(29,471,375)
Net unrealized appreciation on:
Investments and foreign currency	3,946,613	1,494,203

Net Assets	$81,492,372	$42,741,439

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$64,301,877	$31,509,719
Shares outstanding	2,884,683	2,794,567
Net asset value per share (offering price and redemption price)	$22.29	$11.28

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$7,230,568	$7,026,266
Shares outstanding	329,206	624,838
Net asset value per share (redemption price)	$21.96	$11.24

Offering price per share ($21.96 divided by .9425 and $11.24 divided by .9425)	$23.30	$11.93

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$2,351,065	$3,987,106
Shares outstanding	108,600	359,325
Net asset value per share (offering price and redemption price)	$21.65	$11.10

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$7,608,862	$218,348
Shares outstanding	339,640	19,313
Net asset value per share (offering price and redemption price)	$22.40	$11.31

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Assets & Liabilities — (Continued)

June 30, 2012 (Unaudited)

	The Water Infrastructure Fund	The Multi- Disciplinary Fund
ASSETS:
Investments in the Master Portfolio, at value*	$10,638,985	$44,085,393
Receivable from Adviser	4,394	13,581
Receivable for Fund shares sold	7,968	1,936,304
Prepaid expenses and other assets	35,582	32,415

Total Assets	10,686,929	46,067,693

LIABILITIES:
Payable for Master Portfolio interest purchased	3,006	1,896,978
Payable to Directors and Officers	238	599
Payable for Fund shares repurchased	4,962	39,326
Payable for shareholder servicing fees	2,068	7,739
Payable for distribution fees	4,069	5,788
Accrued expenses and other liabilities	16,155	19,949

Total Liabilities	30,498	1,970,379

Net Assets	$10,656,431	$44,097,314

NET ASSETS CONSIST OF:
Paid in capital	$19,340,887	$44,650,947
Accumulated net investment income (loss)	4,268	(327,891)
Accumulated net realized gain (loss) on investments, foreign currency and written option contracts	(8,316,626)	952,390
Net unrealized appreciation (depreciation) on:
Investments and foreign currency	(430,651)	(1,717,078)
Written option contracts	58,553	538,946

Net Assets	$10,656,431	$44,097,314

CALCULATION OF NET ASSET VALUE PER SHARE — NO LOAD CLASS:
Net Assets	$4,033,814	$15,528,390
Shares outstanding	488,727	1,475,166
Net asset value per share (offering price and redemption price)	$8.25	$10.53

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS A:
Net Assets	$3,902,369	$17,557,395
Shares outstanding	474,179	1,674,893
Net asset value per share (redemption price)	$8.23	$10.48

Offering price per share ($8.23 divided by .9425 and $10.48 divided by .9425)	$8.73	$11.12

CALCULATION OF NET ASSET VALUE PER SHARE — ADVISOR CLASS C:
Net Assets	$2,117,841	$4,959,218
Shares outstanding	261,359	475,956
Net asset value per share (offering price and redemption price)	$8.10	$10.42

CALCULATION OF NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS:
Net Assets	$602,407	$6,052,311
Shares outstanding	72,338	573,251
Net asset value per share (offering price and redemption price)	$8.33	$10.56

*	Each Feeder Fund invests all or generally all its assets directly in the corresponding Master Portfolio. The financial statements for the Master Portfolios, along with the portfolio of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	The Internet Fund	The Global Fund
INVESTMENT INCOME (LOSS) ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$407,020	$32,229
Interest	107	34
Income from securities lending	35,353	17,754
Expenses allocated from Master Portfolio	(755,943)	(41,747)

Net investment income (loss) from Master Portfolio	(313,463)	8,270

EXPENSES:
Distribution fees — Advisor Class A	1,377	961
Distribution fees — Advisor Class C	395	563
Shareholder servicing fees — Advisor Class A	1,377	961
Shareholder servicing fees — Advisor Class C	132	188
Shareholder servicing fees — No Load Class	136,020	5,158
Transfer agent fees and expenses	81,051	9,646
Reports to shareholders	46,714	1,370
Administration fees	23,975	1,068
Professional fees	9,490	4,136
Directors’ and Officers’ fees and expenses	5,692	252
Registration fees	19,725	21,087
Fund accounting fees	2,770	124
Other expenses	1,393	122

Total expenses	330,111	45,636
Less, expense reimbursement	(44,487)	(50,789)

Net expenses	285,624	(5,153)

Net investment income (loss)	(599,087)	13,423

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	2,353,432	19,658
Net change in unrealized appreciation of:
Investments and foreign currency	7,201,076	265,291

Net gain on investments	9,554,508	284,949

Net increase in net assets resulting from operations	$8,955,421	$298,372

† Net of foreign taxes withheld of:	$8,977	$2,852

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2012 (Unaudited)

	The Paradigm Fund	The Medical Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$3,206,265	$250,655
Interest	185,032	54
Income from securities lending	2,540,598	21,392
Expenses allocated from Master Portfolio	(5,691,433)	(142,450)

Net investment income from Master Portfolio	240,462	129,651

EXPENSES:
Distribution fees — Advisor Class A	180,779	3,965
Distribution fees — Advisor Class C	400,184	2,022
Shareholder servicing fees — Advisor Class A	180,779	3,965
Shareholder servicing fees — Advisor Class C	133,395	674
Shareholder servicing fees — No Load Class	546,338	19,807
Shareholder servicing fees — Institutional Class	151,503	—
Transfer agent fees and expenses	225,854	14,545
Reports to shareholders	183,818	5,427
Administration fees	184,457	4,325
Professional fees	48,817	4,923
Directors’ and Officers’ fees and expenses	41,886	932
Registration fees	29,456	20,157
Fund accounting fees	21,301	489
Other expenses	17,847	102

Total expenses	2,346,414	81,333
Less, expense waiver for Institutional Class shareholder servicing fees	(113,627)	—
Less, expense reimbursement	(607,471)	(81,879)

Net expenses	1,625,316	(546)

Net investment income (loss)	(1,384,854)	130,197

REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	31,164,818	378,778
Net change in unrealized appreciation of:
Investments and foreign currency	52,953,512	1,117,071

Net gain on investments	84,118,330	1,495,849

Net increase in net assets resulting from operations	$82,733,476	$1,626,046

† Net of foreign taxes withheld of:	$137,580	$15,728

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2012 (Unaudited)

	The Small Cap Opportunities Fund	The Market Opportunities Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$605,343	$324,530
Interest	74	259
Income from securities lending	47,732	34,890
Expenses allocated from Master Portfolio	(633,763)	(323,106)

Net investment income from Master Portfolio	19,386	36,573

EXPENSES:
Distribution fees — Advisor Class A	9,330	10,288
Distribution fees — Advisor Class C	9,221	16,073
Shareholder servicing fees — Advisor Class A	9,330	10,288
Shareholder servicing fees — Advisor Class C	3,074	5,358
Shareholder servicing fees — No Load Class	87,283	40,721
Shareholder servicing fees — Institutional Class	5,616	243
Transfer agent fees and expenses	31,310	15,289
Reports to shareholders	28,010	4,700
Administration fees	18,852	9,868
Professional fees	8,392	6,340
Directors’ and Officers’ fees and expenses	4,187	2,368
Registration fees	24,663	23,910
Fund accounting fees	2,181	1,160
Other expenses	1,648	802

Total expenses	243,097	147,408
Less, expense waiver for Institutional Class shareholder servicing fees	(4,212)	(182)
Less, expense reimbursement	(159,663)	(72,460)

Net expenses	79,222	74,766

Net investment loss	(59,836)	(38,193)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain on:
Investments and foreign currency	3,825,406	3,674,785
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	6,331,613	(163,023)

Net gain on investments	10,157,019	3,511,762

Net increase in net assets resulting from operations	$10,097,183	$3,473,569

† Net of foreign taxes withheld of:	$14,681	$19,812

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2012 (Unaudited)

	The Water Infrastructure Fund	The Multi- Disciplinary Fund
INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIOS:
Dividends†	$4,341	$3,040
Interest	214,611	781,904
Income from securities lending	882	3,460
Expenses allocated from Master Portfolio	(86,969)	(244,445)

Net investment income from Master Portfolio	132,865	543,959

EXPENSES:
Distribution fees — Advisor Class A	5,326	13,348
Distribution fees — Advisor Class C	8,458	11,617
Shareholder servicing fees — Advisor Class A	5,326	13,348
Shareholder servicing fees — Advisor Class C	2,820	3,872
Shareholder servicing fees — No Load Class	5,230	19,649
Shareholder servicing fees — Institutional Class	720	4,174
Transfer agent fees and expenses	11,184	14,109
Reports to shareholders	2,946	1,868
Administration fees	2,559	7,184
Professional fees	5,407	6,600
Directors’ and Officers’ fees and expenses	588	1,755
Registration fees	24,020	26,955
Fund accounting fees	286	797
Other expenses	254	334

Total expenses	75,124	125,610
Less, expense waiver for Institutional Class shareholder servicing fees	(540)	(3,130)
Less, expense reimbursement	(54,845)	(95,301)

Net expenses	19,739	27,179

Net investment income	113,126	516,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIOS:
Net realized gain (loss) on:
Investments and foreign currency	(368,971)	(373,033)
Written option contracts expired or closed	679,468	807,283
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	294,680	(382,588)
Written option contracts	(12,523)	603,295

Net gain on investments	592,654	654,957

Net increase in net assets resulting from operations	$705,780	$1,171,737

† Net of foreign taxes withheld of:	$328	$—

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets

	The Internet Fund		The Global Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment income (loss)	$(599,087)	$(1,096,299)	$13,423	$71,310
Net realized gain (loss) on sale of investments and foreign currency	2,353,432	27,593,691	19,658	(78,534)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	7,201,076	(28,535,697)	265,291	(940,717)

Net increase (decrease) in net assets resulting from operations	8,955,421	(2,038,305)	298,372	(947,941)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	—	—	(27,956)
Net realized gains	—	(726,004)	—	—

Total distributions	—	(726,004)	—	(27,956)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	—	—	(3,015)
Net realized gains	—	(7,458)	—	—

Total distributions	—	(7,458)	—	(3,015)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	—	—	(862)
Net realized gains	—	(750)	—	—

Total distributions	—	(750)	—	(862)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	2,051,571	9,007,831	738,699	854,112
Redemption fees	132	1,415	6	67
Proceeds from shares issued to holders in reinvestment of dividends	—	700,007	—	26,809
Cost of shares redeemed	(7,267,142)	(16,207,678)	(328,066)	(1,074,958)

Net increase (decrease) in net assets resulting from capital share transactions	(5,215,439)	(6,498,425)	410,639	(193,970)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	113,375	456,786	618,228	1,393,642
Redemption fees	—	472	228	24
Proceeds from shares issued to holders in reinvestment of dividends	—	6,259	—	2,535
Cost of shares redeemed	(256,871)	(1,285,526)	(189,040)	(1,465,527)

Net increase (decrease) in net assets resulting from capital share transactions	(143,496)	(822,009)	429,416	(69,326)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Internet Fund		The Global Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$29,895	$72,209	$88,690	$81,516
Redemption fees	—	48	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	587	—	690
Cost of shares redeemed	(25,134)	(173,561)	(1,423)	(17,713)

Net increase (decrease) in net assets resulting from capital share transactions	4,761	(100,717)	87,267	64,493

TOTAL INCREASE (DECREASE) IN NET ASSETS:	3,601,247	(10,193,668)	1,225,694	(1,178,577)
NET ASSETS:
Beginning of period	104,980,122	115,173,790	4,133,933	5,312,510

End of period*	$108,581,369	$104,980,122	$5,359,627	$4,133,933

* Including undistributed net investment loss of:	$(675,746)	$(76,659)	$(916)	$(14,339)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	51,394	230,227	170,731	187,091
Shares issued in reinvestments of dividends and distributions	—	19,268	—	6,839
Shares redeemed	(184,664)	(421,841)	(77,517)	(239,805)

Net increase (decrease) in shares outstanding	(133,270)	(172,346)	93,214	(45,875)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	2,988	11,867	148,786	327,883
Shares issued in reinvestments of dividends and distributions	—	175	—	647
Shares redeemed	(6,621)	(34,153)	(43,394)	(379,627)

Net increase (decrease) in shares outstanding	(3,633)	(22,111)	105,392	(51,097)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	796	1,950	20,899	18,569
Shares issued in reinvestments of dividends and distributions	—	17	—	178
Shares redeemed	(674)	(4,487)	(361)	(3,952)

Net increase (decrease) in shares outstanding	122	(2,520)	20,538	14,795

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment income (loss)	$(1,384,854)	$(46,910)	$130,197	$239,555
Net realized gain on sale of investments, foreign currency and distributions received from other investment companies	31,164,818	212,406,328	378,778	3,617,656
Net change in unrealized appreciation (depreciation) of investments and foreign currency	52,953,512	(365,310,403)	1,117,071	(2,711,129)

Net increase (decrease) in net assets resulting from operations	82,733,476	(152,950,985)	1,626,046	1,146,082

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(4,007,796)	—	(200,893)
Net realized gains	—	—	—	(1,192,805)

Total distributions	—	(4,007,796)	—	(1,393,698)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(1,391,271)	—	(34,435)
Net realized gains	—	—	—	(246,769)

Total distributions	—	(1,391,271)	—	(281,204)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(1,004,773)	—	(2,620)
Net realized gains	—	—	—	(43,898)

Total distributions	—	(1,004,773)	—	(46,518)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(1,249,019)	N/A	N/A

Total distributions	—	(1,249,019)	N/A	N/A

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	17,396,648	81,461,468	499,205	5,372,018
Redemption fees	1,350	14,659	177	1,103
Proceeds from shares issued to holders in reinvestment of dividends	—	3,758,915	—	1,372,906
Cost of shares redeemed	(96,288,575)	(255,358,638)	(2,337,470)	(15,711,342)

Net decrease in net assets resulting from capital share transactions	(78,890,577)	(170,123,596)	(1,838,088)	(8,965,315)

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	4,603,464	19,748,265	138,615	556,628
Redemption fees	285	4,492	2	2
Proceeds from shares issued to holders in reinvestment of dividends	—	1,191,438	—	154,881
Cost of shares redeemed	(37,765,314)	(71,780,253)	(386,447)	(1,561,750)

Net decrease in net assets resulting from capital share transactions	(33,161,565)	(50,836,058)	(247,830)	(850,239)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$2,330,745	$6,896,487	$5,689	$69,329
Redemption fees	13	700	—	4
Proceeds from shares issued to holders in reinvestment of dividends	—	888,903	—	27,593
Cost of shares redeemed	(13,509,184)	(37,182,568)	(114,392)	(185,030)

Net decrease in net assets resulting from capital share transactions	(11,178,426)	(29,396,478)	(108,703)	(88,104)

CAPITAL SHARE TRANSACTIONS —INSTITUTIONAL CLASS:
Proceeds from shares sold	64,927,159	56,872,249	N/A	N/A
Redemption fees	5,846	1,164	N/A	N/A
Proceeds from shares issued to holders in reinvestment of dividends	—	1,124,859	N/A	N/A
Cost of shares redeemed	(29,726,292)	(40,879,049)	N/A	N/A

Net increase in net assets resulting from capital share transactions	35,206,713	17,119,223	N/A	N/A

TOTAL DECREASE IN NET ASSETS:	(5,290,379)	(393,840,753)	(568,575)	(10,478,996)
NET ASSETS:
Beginning of period	814,310,902	1,208,151,655	20,196,982	30,675,978

End of period*	$809,020,523	$814,310,902	$19,628,407	$20,196,982

* Including undistributed net investment income (loss) of:	$(14,429,490)	$(13,044,636)	$157,865	$27,668

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	782,941	3,493,271	25,706	261,332
Shares issued in reinvestments of dividends and distributions	—	189,470	—	73,183
Shares redeemed	(4,416,006)	(11,423,061)	(120,031)	(784,017)

Net decrease in shares outstanding	(3,633,065)	(7,740,320)	(94,325)	(449,502)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	211,422	878,122	7,329	27,758
Shares issued in reinvestments of dividends and distributions	—	61,179	—	8,463
Shares redeemed	(1,739,190)	(3,243,049)	(20,526)	(79,836)

Net decrease in shares outstanding	(1,527,768)	(2,303,748)	(13,197)	(43,615)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	110,996	309,869	307	3,452
Shares issued in reinvestments of dividends and distributions	—	47,307	—	1,519
Shares redeemed	(647,732)	(1,746,653)	(6,066)	(9,606)

Net decrease in shares outstanding	(536,736)	(1,389,477)	(5,759)	(4,635)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Fund		The Medical Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	3,013,091	2,493,278	N/A	N/A
Shares issued in reinvestments of dividends and distributions	—	56,754	N/A	N/A
Shares redeemed	(1,342,403)	(1,881,051)	N/A	N/A

Net increase in shares outstanding	1,670,688	668,981	N/A	N/A

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment loss	$(59,836)	$(236,372)	$(38,193)	$(20,909)
Net realized gain on sale of investments, foreign currency and distributions received from other investment companies	3,825,406	18,650,142	3,674,785	2,024,529
Net change in unrealized appreciation (depreciation) of investments and foreign currency	6,331,613	(32,960,313)	(163,023)	(5,576,160)

Net increase (decrease) in net assets resulting from operations	10,097,183	(14,546,543)	3,473,569	(3,572,540)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(952,070)	—	(315,801)

Total distributions	—	(952,070)	—	(315,801)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(75,653)	—	(62,348)

Total distributions	—	(75,653)	—	(62,348)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(9,932)	—	(7,494)

Total distributions	—	(9,932)	—	(7,494)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(95,993)	—	(2,363)

Total distributions	—	(95,993)	—	(2,363)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	945,501	2,296,721	474,259	1,692,138
Redemption fees	382	362	65	562
Proceeds from shares issued to holders in reinvestment of dividends	—	911,472	—	314,608
Cost of shares redeemed	(12,695,297)	(52,799,981)	(1,577,204)	(7,504,122)

Net decrease in net assets resulting from capital share transactions	(11,749,414)	(49,591,426)	(1,102,880)	(5,496,814)

CAPITAL SHARE TRANSACTIONS —ADVISOR CLASS A:
Proceeds from shares sold	179,934	754,533	207,384	1,610,815
Redemption fees	23	203	—	30
Proceeds from shares issued to holders in reinvestment of dividends	—	67,489	—	50,424
Cost of shares redeemed	(1,043,361)	(3,763,794)	(2,477,125)	(6,562,768)

Net decrease in net assets resulting from capital share transactions	(863,404)	(2,941,569)	(2,269,741)	(4,901,499)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	$21,895	$158,678	$85,323	$279,004
Redemption fees	—	—	2	—
Proceeds from shares issued to holders in reinvestment of dividends	—	6,701	—	6,429
Cost of shares redeemed	(391,395)	(741,964)	(669,054)	(1,222,668)

Net decrease in net assets resulting from capital share transactions	(369,500)	(576,585)	(583,729)	(937,235)

CAPITAL SHARE TRANSACTIONS —INSTITUTIONAL CLASS:
Proceeds from shares sold	2,664,137	1,004,159	50,966	46,133
Redemption fees	514	17	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	66,389	—	623
Cost of shares redeemed	(1,272,662)	(4,341,338)	(35,774)	(52,364)

Net increase (decrease) in net assets resulting from capital share transactions	1,391,989	(3,270,773)	15,192	(5,608)

TOTAL DECREASE IN NET ASSETS:	(1,493,146)	(72,060,544)	(467,589)	(15,301,702)
NET ASSETS:
Beginning of period	82,985,518	155,046,062	43,209,028	58,510,730

End of period*	$81,492,372	$82,985,518	$42,741,439	$43,209,028

* Including undistributed net investment loss of:	$(870,529)	$(810,693)	$(2,186,122)	$(2,147,929)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	42,409	102,256	40,971	152,217
Shares issued in reinvestments of dividends and distributions	—	45,964	—	30,106
Shares redeemed	(572,397)	(2,320,613)	(136,390)	(658,545)

Net decrease in shares outstanding	(529,988)	(2,172,393)	(95,419)	(476,222)

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	8,149	33,526	18,162	148,917
Shares issued in reinvestments of dividends and distributions	—	3,449	—	4,835
Shares redeemed	(49,054)	(167,640)	(217,715)	(568,829)

Net decrease in shares outstanding	(40,905)	(130,665)	(199,553)	(415,077)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Fund		The Market Opportunities Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	991	7,423	7,665	25,770
Shares issued in reinvestments of dividends and distributions	—	346	—	623
Shares redeemed	(18,472)	(33,840)	(58,505)	(109,015)

Net decrease in shares outstanding	(17,481)	(26,071)	(50,840)	(82,622)

CHANGES IN SHARES OUTSTANDING —INSTITUTIONAL CLASS:
Shares sold	121,046	43,809	4,652	3,845
Shares issued in reinvestments of dividends and distributions	—	3,334	—	59
Shares redeemed	(57,210)	(189,618)	(3,131)	(4,571)

Net increase (decrease) in shares outstanding	63,836	(142,475)	1,521	(667)

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Fund		The Multi-Disciplinary Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment income	$113,126	$181,990	$516,780	$1,219,080
Net realized gain (loss) on sale of investments, foreign currency and written option contracts expired or closed	310,497	797,322	434,250	(68,730)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	282,157	(1,838,423)	220,707	(1,634,191)

Net increase (decrease) in net assets resulting from operations	705,780	(859,111)	1,171,737	(483,841)

DISTRIBUTIONS TO SHAREHOLDERS — NO LOAD CLASS:
Net investment income	—	(129,304)	(324,220)	(400,588)
Net realized gains	—	—	—	(66,876)

Total distributions	—	(129,304)	(324,220)	(467,464)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS A:
Net investment income	—	(84,275)	(235,737)	(82,135)
Net realized gains	—	—	—	(23,639)

Total distributions	—	(84,275)	(235,737)	(105,774)

DISTRIBUTIONS TO SHAREHOLDERS — ADVISOR CLASS C:
Net investment income	—	(34,810)	(62,314)	(36,526)
Net realized gains	—	—	—	(8,257)

Total distributions	—	(34,810)	(62,314)	(44,783)

DISTRIBUTIONS TO SHAREHOLDERS — INSTITUTIONAL CLASS:
Net investment income	—	(20,174)	(89,314)	(131,145)
Net realized gains	—	—	—	(19,194)

Total distributions	—	(20,174)	(89,314)	(150,339)

CAPITAL SHARE TRANSACTIONS — NO LOAD CLASS:
Proceeds from shares sold	133,619	1,132,460	4,238,395	12,347,701
Redemption fees	78	24	632	2,464
Proceeds from shares issued to holders in reinvestment of dividends	—	117,685	221,881	293,827
Cost of shares redeemed	(1,982,024)	(2,201,535)	(2,848,573)	(2,074,045)

Net increase (decrease) in net assets resulting from capital share transactions	(1,848,327)	(951,366)	1,612,335	10,569,947

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Fund		The Multi-Disciplinary Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS A:
Proceeds from shares sold	$127,410	$882,166	$13,659,136	$4,785,955
Redemption fees	—	495	29	—
Proceeds from shares issued to holders in reinvestment of dividends	—	73,772	200,716	90,577
Cost of shares redeemed	(1,045,201)	(6,074,229)	(787,080)	(307,232)

Net increase (decrease) in net assets resulting from capital share transactions	(917,791)	(5,117,796)	13,072,801	4,569,300

CAPITAL SHARE TRANSACTIONS — ADVISOR CLASS C:
Proceeds from shares sold	62,100	727,761	3,564,773	1,634,271
Redemption fees	—	222	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	22,357	60,012	42,860
Cost of shares redeemed	(388,379)	(1,079,180)	(296,108)	(72,488)

Net increase (decrease) in net assets resulting from capital share transactions	(326,279)	(328,840)	3,328,677	1,604,643

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS:
Proceeds from shares sold	2,512	587,279	1,998,301	3,926,500
Redemption fees	93	2,793	—	—
Proceeds from shares issued to holders in reinvestment of dividends	—	3,061	85,671	145,307
Cost of shares redeemed	(245,613)	(3,905,363)	(98,600)	(41,159)

Net increase (decrease) in net assets resulting from capital share transactions	(243,008)	(3,312,230)	1,985,372	4,030,648

TOTAL INCREASE (DECREASE) IN NET ASSETS:	(2,629,625)	(10,837,906)	20,459,337	19,522,337
NET ASSETS:
Beginning of period	13,286,056	24,123,962	23,637,977	4,115,640

End of period*	$10,656,431	$13,286,056	$44,097,314	$23,637,977

* Including undistributed net investment income (loss) of:	$4,268	$(108,858)	$(327,891)	$(133,086)

CHANGES IN SHARES OUTSTANDING — NO LOAD CLASS:
Shares sold	16,268	137,875	393,840	1,162,165
Shares issued in reinvestments of dividends and distributions	—	15,049	20,709	28,689
Shares redeemed	(248,146)	(267,598)	(266,081)	(197,567)

Net increase (decrease) in shares outstanding	(231,878)	(114,674)	148,468	993,287

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Fund		The Multi-Disciplinary Fund
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS A:
Shares sold	15,744	104,034	1,259,692	456,913
Shares issued in reinvestments of dividends and distributions	—	9,446	19,097	8,949
Shares redeemed	(127,821)	(736,625)	(73,931)	(29,920)

Net increase (decrease) in shares outstanding	(112,077)	(623,145)	1,204,858	435,942

CHANGES IN SHARES OUTSTANDING — ADVISOR CLASS C:
Shares sold	7,803	87,295	333,147	155,056
Shares issued in reinvestments of dividends and distributions	—	2,903	5,721	4,155
Shares redeemed	(48,164)	(132,547)	(27,425)	(7,007)

Net increase (decrease) in shares outstanding	(40,361)	(42,349)	311,443	152,204

CHANGES IN SHARES OUTSTANDING — INSTITUTIONAL CLASS:
Shares sold	307	68,978	191,150	359,586
Shares issued in reinvestments of dividends and distributions	—	388	7,978	14,009
Shares redeemed	(29,628)	(464,289)	(9,055)	(3,981)

Net increase (decrease) in shares outstanding	(29,321)	(394,923)	190,073	369,614

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.    Organization

Kinetics Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is incorporated in the State of Maryland. The Company is an open-end management investment company issuing its shares in series. One billion shares are authorized for the Company with a par value of $0.001 per share. The series of the Company presently authorized are The Internet Fund (“Internet”), The Global Fund (“Global”), The Paradigm Fund (“Paradigm”), The Medical Fund (“Medical”), The Small Cap Opportunities Fund (“Small Cap”), The Market Opportunities Fund (“Market Opportunities”), The Water Infrastructure Fund (“Water Infrastructure”), and The Multi-Disciplinary Fund (“Multi-Disciplinary”). Investment operations of the Company began on October 21, 1996 (Internet), September 30, 1999 (Medical), December 31, 1999 (Global and Paradigm), March 20, 2000 (Small Cap), January 31, 2006 (Market Opportunities), June 29, 2007 (Water Infrastructure), and February 11, 2008 (Multi-Disciplinary). Each series, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks to achieve its investment objective by investing all of its investable assets in a corresponding portfolio series (each a “Master Portfolio” and collectively the “Master Portfolios”) of Kinetics Portfolios Trust (the “Trust”).

On April 28, 2000 (January 31, 2006 with respect to Market Opportunities, June 29, 2007 with respect to Water Infrastructure, and February 11, 2008 with respect to Multi-Disciplinary), each series in the Company entered into a master-feeder fund structure. By entering into this structure, each series (each a “Feeder Fund” and collectively, the “Feeder Funds”) invested all of its assets in a corresponding Master Portfolio which had the same investment objective as the Feeder Fund. Each Master Portfolio has multiple feeder funds. Each Feeder Fund receives a proportionate amount of interest in the Master Portfolio equal to its relative contribution of capital. Thus, each Feeder Fund is allocated its portion of income, gains (losses) and expenses from the Master Portfolio.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Each Feeder Fund’s respective interest in the corresponding Master Portfolio as of June 30, 2012 is as follows:

Interest in Master Portfolio
Internet	99.989%
Global	99.895%
Paradigm	96.097%
Medical	99.906%
Small Cap	99.972%
Market Opportunities	99.976%
Water Infrastructure	99.041%
Multi-Disciplinary	99.702%

Prior to the conversion to a master-feeder fund structure on April 28, 2000, each then existing series conducted its own investment operations.

As of June 30, 2012 each of the Feeder Funds offers Advisor Class A shares. Advisor Class A shares are subject to an annual Rule 12b-1 fee of 0.25% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. The Advisor Class A shares are also subject to a front-end sales charge of 5.75%.

As of June 30, 2012, each of the Feeder Funds offers Advisor Class C shares. Advisor Class C shares are subject to an annual Rule 12b-1 fee of 0.75% of average daily net assets and a shareholder servicing fee of 0.25% of average daily net assets. Advisor Class C shares do not have a sales charge.

As of June 30, 2012, each of the Feeder Funds offers No Load Class shares. No Load Class shares are subject to a shareholder servicing fee of 0.25% of average daily net assets but do not have 12b-1 fees or a sales charge.

As of June 30, 2012 the Paradigm, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds offer Institutional Class shares. Institutional Class shares are subject to a shareholder servicing fee of 0.20% of average daily net assets but do not have 12b-1 fees or a sales charge.

Each class of shares for each Fund has identical rights and privileges except with respect to the Rule 12b-1 fees paid by the Advisor Class A and Advisor Class C shares, the sales charge on the Advisor Class A shares, the shareholder servicing fees paid by the Advisor Class A, Advisor Class C, No Load Class and Institutional Class shares, voting rights on matters pertaining to a single class of

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

shares and the exchange privileges of each class of shares. Shares of each Feeder Fund will assess a 2.00% redemption fee (with exceptions) on shares redeemed or exchanged within 30 days of purchase. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Refer to the Master Portfolio’s financial statements to obtain information about the investment objective of the corresponding Feeder Fund. The financial statements of the Master Portfolios, including the portfolios of investments, are contained elsewhere in this report and should be read in conjunction with the Feeder Funds’ financial statements.

2.    Significant Accounting Policies

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Foreign securities are valued by an independent pricing service. In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

quotations are not readily available are valued at the mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other assets and securities for which no quotations are readily available (including restricted securities) are valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. At June 30, 2012, 0.00%, 0.00%, 0.00% and 0.00% of the net assets of the Internet Portfolio, Paradigm Portfolio, Small Cap Opportunities Portfolio and Market Opportunities Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at June 30, 2012.

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Written Option Accounting

The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When the Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations

The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market values of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Restricted and Illiquid Securities

The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance. The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2012 the following Master Portfolio held securities restricted to institutional shares (144A securities):

Restricted Securities	Market Value	Percentage of Net Assets
The Multi-Disciplinary Portfolio	$7,103,200	16.06%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2012, the following Master Portfolios held illiquid securities:

	Market Value	Percentage of Net Assets
The Internet Portfolio	$0.00	0.00%
The Paradigm Portfolio	0.00	0.00
The Small Cap Portfolio	0.00	0.00
The Market Opportunities Portfolio	0.00	0.00

When-Issued Securities

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

Expense Allocation

Common expenses incurred by Feeder Funds are allocated among the Feeder Funds (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Feeder Funds, depending on the nature of the expenditure.

Each Feeder Fund records its proportionate share of the corresponding Master Portfolio’s expenses on a daily basis. In addition, each Feeder Fund accrues its own separate expenses. Any cap on expenses includes Feeder Fund-specific expenses as well as the expenses allocated from the Master Portfolio.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Master Portfolio via its investment in a Feeder Fund will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio via its investment in a Feeder Fund can satisfy the requirements of subchapter M of the Internal Revenue Code.

It is the Feeder Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Feeder Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expenses and gain items for financial statement and tax purposes. Additionally, the Feeder Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2012, open tax years include the tax years ended December 31, 2008 through 2011. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates.

3.    Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets.

The Adviser has voluntarily agreed to waive a portion of its advisory fee and/or reimburse certain operating expenses as deemed appropriate. The Adviser may discontinue the voluntary waiver/reimbursement at any time; these waivers/reimbursements are not subject to recapture.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the rate earned by the Adviser from the Master Portfolios and the waived fees/reimbursed expenses for the Feeder Funds are as follows:

	The Internet Fund	The Global Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through voluntary waiver	$44,487	$50,789
Expenses reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$—	$—

	The Paradigm Fund	The Medical Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through voluntary waiver	$607,471	$81,879
Expenses reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$113,627	$—

	The Small Cap Opportunities Fund	The Market Opportunities Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through voluntary waiver	$159,663	$72,460
Expenses reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$4,212	$182

	The Water Infrastructure Fund	The Multi- Disciplinary Fund
Annual advisory rate	1.25%	1.25%
Expenses reimbursed by Adviser through voluntary waiver	$54,845	$95,301
Expenses reimbursed by Adviser through Institutional Class shareholder servicing fee waiver	$540	$3,130

The Adviser receives a shareholder servicing fee from the No Load Class, Advisor Class A and Advisor Class C shares of a Feeder Fund pursuant to a Shareholder Servicing Agreement in the amount equal to 0.25% of the Feeder Fund’s average daily net assets attributable to No Load Class, Advisor Class A and Advisor Class C shares, respectively. For the Institutional Class, the Adviser receives a shareholder servicing fee pursuant to a shareholder servicing agreement in the amount equal to 0.20% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares. At this time, the

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Adviser has contractually agreed to waive and/or reimburse the portion of the Institutional Class shareholder servicing fee in excess of 0.05% of a Feeder Fund’s average daily net assets attributable to Institutional Class shares until at least May 1, 2013. For the six months ended June 30, 2012, the Adviser waived amounts depicted in the above table in shareholder servicing fees for the Institutional Class of the Paradigm, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds. The Adviser is responsible for paying a portion of these shareholder servicing fees to various agents that have a written shareholder servicing agreement with the Adviser and that perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Feeder Funds.

For the six months ended June 30, 2012, the Feeder Funds were allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

The Company, on behalf of the Feeder Funds, has adopted two Retail Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). One Plan is for Advisor Class A shares, while the other Plan is for Advisor Class C shares. Under the first Plan, Advisor Class A shares may pay up to an annual rate of 0.50% of the average daily net asset value of Advisor Class A shares to the Distributor or other qualified recipients under the Plan. During the period ended June 30, 2012, payments under the 12b-1 Plan for the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds were limited to 0.25% of the average daily net asset value of such shares of such Funds. During the six months ended June 30, 2012, the Advisor Class A shares of the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds incurred expenses of $1,377, $961, $180,779, $3,965, $9,330, $10,288, $5,326 and $13,348, respectively, pursuant to the 12b-1 Plan. Under the second Plan, Advisor Class C shares pay an annual rate of 0.75% of the average daily net asset value of such shares. During the six months ended June 30, 2012, Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds Advisor Class C Shares incurred expenses of $395, $563, $400,184, $2,022, $9,221, $16,073, $8,458 and $11,617, respectively, pursuant to the 12b-1 Plan.

Kinetics Funds Distributor, LLC (the “Distributor”) acts as the Feeder Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Distributor is an affiliate of the Adviser. For the six months ended June 30, 2012, the Distributor received $13, $683, $4,288, $68, $86, $50, $220, and $10,437 from sales loads from the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds.

4.    Reclassification of Capital Accounts

Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2011, each Feeder Fund recorded the following reclassifications to the accounts listed below:

	INCREASE (DECREASE)
	Paid in capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Internet	$(733,342)	$965,540	$(232,198)
Global	(887,154)	(30,415)	917,569
Paradigm	—	4,430,173	(4,430,173)
Medical	—	(2,103)	2,103
Small Cap	(2,949,553)	1,648,542	1,301,011
Market Opportunities	(22,873)	375,282	(352,409)
Water Infrastructure	(3,151)	10,955	(7,804)
Multi-Disciplinary	(12,920)	(688,919)	701,839

5.    Income Taxes

At December 31, 2011 the Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds had $0, $280, $4,794,907, $28,280, $0, $1,488, $0 and $0, respectively, of undistributed net investment income on a tax basis.

At December 31, 2011, Internet and Medical Funds had $3,641,822 and $1,540,963, respectively, of accumulated net realized gains on a tax basis.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

At December 31, 2011, the Feeder Funds had accumulated net realized capital loss carryforwards expiring in the following years:

Feeder Fund	2018	2017	2016	2015	2014	2013
Global	$—	$408,711	$—	$—	$—	$4,885
Paradigm	115,786,082	445,505,345	238,103,159	—	—	—
Small Cap	8,224,702	96,486,615	63,545,720	—	—	—
Market Opportunities	2,108,533	6,623,055	24,080,811	—	—	—
Water Infrastructure	2,203,647	4,868,599	1,430,796	—	—	—

At December 31, 2011, as depicted below, the following Feeder Fund had accumulated net realized capital loss carryforwards without expiration dates but with the indicated tax character:

Feeder Fund	Long-Term	Short-Term
Global	$—	$38,848

As a result of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), losses incurred in this fiscal year and beyond retain their character, short-term or long-term, have no expiration date and are utilized prior to capital loss carryforwards accumulated before the enactment of the Modernization Act.

For the year ended December 31, 2011, the following Feeder Funds utilized capital loss carryforwards:

Feeder Fund	Capital Loss Carryforward
Internet	$22,855,648
Paradigm	179,556,227
Medical	522,341
Small Cap	14,647,914
Market Opportunities	1,181,882
Water Infrastructure	577,896

At December 31, 2011, the following Feeder Funds deferred, on a tax basis, post-October losses:

Feeder Fund	Post-October Losses	Post-October Currency Losses
Internet	$—	$6,805
Global	9,271	2,132
Paradigm	—	22,679
Medical	—	612
Small Cap	—	73,389
Market Opportunities	—	7,231
Water Infrastructure	26,836	13
Multi-Disciplinary	151,239	18,656

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

The tax components of dividends paid during the years ended December 31, 2011 and December 31, 2010, are:

	Internet		Global
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2011	$—	$734,212	$31,833	$ —
2010	$—	$—	$49,825	$ —

	Paradigm		Medical
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2011	$7,652,859	$—	$237,948	$1,483,472
2010	$18,920,721	$—	$155,297	$—

	Small Cap		Market Opportunities
	Ordinary Income Distribution	Long-Term CapitalGains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2011	$1,133,648	$—	$388,006	$—
2010	$2,552,363	$—	$2,872,610	$—

	Water Infrastructure		Multi-Disciplinary
	Ordinary Income Distribution	Long-Term Capital Gains Distribution	Ordinary Income Distribution	Long-Term Capital Gains Distribution
2011	$268,563	$—	$727,453	$40,907
2010	$165,733	$—	$196,148	$9,078

6.    New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. generally accepted accounting principles more comparable to those prepared under the International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

Management is currently evaluating the impact ASU 2011-11 will have on the Feeder Funds’ financial statements and disclosures.

7.    Subsequent Events

In preparing these financial statements, management has evaluated Fund related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Feeder Funds’ financial statements.

8.    Tax Information

The Global, Paradigm, Medical, Small Cap, Market Opportunities, and Water Infrastructure Funds designate 100%, 100%, 100%, 100%, 100% and 14%, respectively, of dividends declared after December 31, 2011 from net investment income as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The Internet, Global, Paradigm, Medical, Small Cap, Market Opportunities, Water Infrastructure, and Multi-Disciplinary Funds hereby designate 0%, 100%, 100%, 14%, 100%, 100%, 100% and 95%, respectively, as ordinary income distributions and 100%, 86% and 5% for the Internet, Medical and Multi-Disciplinary Funds as long-term capital gain distributions for the purposes of the dividends paid deduction, which include earnings and profits distributed to shareholders on redemptions of Fund shares.

For corporate shareholders in the Feeder Funds, the percentage of ordinary dividend income distributed for the year ended December 31, 2011, which is designated as qualifying for the dividends-received deduction, is as follows: Paradigm 65%, Medical 100%, Small Cap 54%, and Market Opportunities 78%.

The Paradigm, Water Infrastructure, and Multi-Disciplinary Funds designate 5%, 90%, and 87%, respectively, of their ordinary income distributions for the fiscal year ended December 31, 2011 as interest-related dividends under Internal Revenue Code Section 871(k)(l)(C).

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

The Multi-Disciplinary Fund designates 10% of its ordinary income distribution as a short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(C).

9.    Information about Proxy Voting

Information regarding how the Company and the Master Portfolios vote proxies relating to portfolio securities is available without charge, upon request by calling toll-free at 1-800-930-3828 or by accessing the Company’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Feeder Funds and the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

10.    Information about the Portfolio Holdings

The Feeder Funds file their complete schedule of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Feeder Funds’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. Finally, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights

	The Internet Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$36.26		$37.25	$30.74	$20.71	$35.94	$28.62

Income from Investment Operations:
Net investment income (loss)(2)	(0.21)		(0.37)	(0.28)	(0.14)	0.29	0.30
Net realized and unrealized gain (loss) on investments	3.31		(0.37)	6.79	10.21	(15.47)	7.37

Total from investment operations	3.10		(0.74)	6.51	10.07	(15.18)	7.67

Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00	0.00
Less Distributions:
From net investment income	—		—	—	(0.04)	(0.05)	(0.35)
From net realized gains	—		(0.25)	—	—	—	—

Total distributions	—		(0.25)	—	(0.04)	(0.05)	(0.35)

Net Asset Value, End of Period	$39.36		$36.26	$37.25	$30.74	$20.71	$35.94

Total return	8.55	%(4)	(1.98)%	21.18%	48.61%	(42.24)%	26.81%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$107,468		$103,828	$113,085	$104,666	$75,112	$166,787
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.97	%(5)	1.94%	1.95%	1.98%	2.03%	1.99%
After expense reimbursement(6)	1.89	%(5)	1.89%	1.89%	1.89%	1.90%	1.98%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.17	)%(5)	(0.99)%	(0.91)%	(0.64)%	0.90%	0.94%
After expense reimbursement(6)	(1.09	)%(5)	(0.94)%	(0.85)%	(0.55)%	1.03%	0.95%
Portfolio turnover rate(7)	1%		32%	12%	14%	19%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$35.63		$36.69	$30.35	$20.50	$35.66	$28.24

Income from Investment Operations:
Net investment income (loss)(2)	(0.26)		(0.46)	(0.36)	(0.21)	0.22	0.23
Net realized and unrealized gain (loss) on investments	3.26		(0.36)	6.70	10.09	(15.33)	7.49

Total from investment operations	3.00		(0.82)	6.34	9.88	(15.11)	7.72

Redemption Fees	—		0.01	0.00 (3)	0.01	0.00 (3)	—
Less Distributions:
From net investment income	—		—	—	(0.04)	(0.05)	(0.30)
From net realized gains	—		(0.25)	—	—	—	—

Total distributions	—		(0.25)	—	(0.04)	(0.05)	(0.30)

Net Asset Value, End of Period	$38.63		$35.63	$36.69	$30.35	$20.50	$35.66

Total return(4)	8.42	%(5)	(2.20)%	20.89%	48.23%	(42.37)%	27.35%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$998		$1,050	$1,892	$738	$318	$637
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.22	%(6)	2.19%	2.20%	2.23%	2.28%	2.24%
After expense reimbursement(7)	2.14	%(6)	2.14%	2.14%	2.14%	2.15%	2.23%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.42	)%(6)	(1.24)%	(1.16)%	(0.89)%	0.65%	0.70%
After expense reimbursement(7)	(1.34	)%(6)	(1.19)%	(1.10)%	(0.80)%	0.78%	0.71%
Portfolio turnover rate(8)	1%		32%	12%	14%	19%	15%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Internet Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	February 16, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$34.58		$35.79	$29.76	$20.20	$35.31	$28.66

Income from Investment Operations:
Net investment income (loss)(2)	(0.34)		(0.63)	(0.51)	(0.31)	0.08	0.07
Net realized and unrealized gain (loss) on investments	3.16		(0.34)	6.54	9.91	(15.15)	6.87

Total from investment operations	2.82		(0.97)	6.03	9.60	(15.07)	6.94

Redemption Fees	—		0.01	—	—	—	0.00	(3)
Less Distributions:
From net investment income	—		—	—	(0.04)	(0.04)	(0.29)
From net realized gains	—		(0.25)	—	—	—	—

Total distributions	—		(0.25)	—	(0.04)	(0.04)	(0.29)

Net Asset Value, End of Period	$37.40		$34.58	$35.79	$29.76	$20.20	$35.31

Total return	8.15	%(4)	(2.67)%	20.26%	47.51%	(42.67)%	24.22	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$115		$103	$196	$120	$113	$294
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.72	%(5)	2.69%	2.70%	2.73%	2.78%	2.73	%(5)
After expense reimbursement(6)	2.64	%(5)	2.64%	2.64%	2.64%	2.65%	2.72	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.92	)%(5)	(1.74)%	(1.66)%	(1.39)%	0.15%	0.22	%(5)
After expense reimbursement(6)	(1.84	)%(5)	(1.69)%	(1.60)%	(1.30)%	0.28%	0.23	%(5)
Portfolio turnover rate(7)	1%		32%	12%	14%	19%	15%

^	Commencement of operations
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Internet Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Global Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$3.92		$4.67	$3.92	$2.36	$4.90	$5.00

Income from Investment Operations:
Net investment income	0.01	(2)	0.06 (2)	0.02 (2)	0.02 (2)	0.07 (2)	0.22
Net realized and unrealized gain (loss) on investments	0.28		(0.78)	0.78	1.55	(2.56)	(0.01)

Total from investment operations	0.29		(0.72)	0.80	1.57	(2.49)	0.21

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.00 (3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.03)	(0.05)	(0.02)	(0.05)	(0.31)

Total distributions	—		(0.03)	(0.05)	(0.02)	(0.05)	(0.31)

Net Asset Value, End of Period	$4.21		$3.92	$4.67	$3.92	$2.36	$4.90

Total return	7.40	%(4)	(15.41)%	20.30%	66.86%	(50.72)%	4.27%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,292		$3,631	$4,541	$4,370	$1,863	$3,138
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.40	%(5)	3.94%	4.17%	5.32%	5.98%	3.84%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.41%	1.48%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.42	)%(5)	(1.11)%	(2.26)%	(3.27)%	(2.72)%	1.87%
After expense reimbursement(6)	0.59	%(5)	1.44%	0.52%	0.66%	1.85%	4.23%
Portfolio turnover rate(7)	4%		135%	122%	53%	98%	22%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Global Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	May 19, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$3.92		$4.68	$3.93	$2.36	$4.56

Income from Investment Operations:
Net investment income(2)	0.01		0.05	0.01	0.01	0.03
Net realized and unrealized gain (loss) on investments	0.28		(0.78)	0.78	1.57	(2.18)

Total from investment operations	0.29		(0.73)	0.79	1.58	(2.15)

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	—	—
Less Distributions:
From net investment income	—		(0.03)	(0.04)	(0.01)	(0.05)

Total distributions	—		(0.03)	(0.04)	(0.01)	(0.05)

Net Asset Value, End of Period	$4.21		$3.92	$4.68	$3.93	$2.36

Total return(4)	7.40	%(5)	(15.59)%	20.04%	67.11%	(47.12	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$864		$392	$707	$368	$106
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.65	%(6)	4.19%	4.42%	5.57%	8.28	%(6)
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.65	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.67	)%(6)	(1.36)%	(2.51)%	(3.52)%	(5.16	)%(6)
After expense reimbursement(7)	0.34	%(6)	1.19%	0.27%	0.41%	1.47	%(6)
Portfolio turnover rate(8)	4%		135%	122%	53%	98%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Global Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		May 19, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$3.87		$4.64	$3.90	$2.37		$4.56

Income from Investment Operations:
Net investment income (loss)(2)	(0.00	)(3)	0.03	(0.01)	0.00	(3)	0.02
Net realized and unrealized gain (loss) on investments	0.27		(0.77)	0.77	1.53		(2.17)

Total from investment operations	0.27		(0.74)	0.76	1.53		(2.15)

Redemption Fees	—		—	—	—		—
Less Distributions:
From net investment income	—		(0.03)	(0.02)	(0.00	)(3)	(0.04)

Total distributions	—		(0.03)	(0.02)	(0.00	)(3)	(0.04)

Net Asset Value, End of Period	$4.14		$3.87	$4.64	$3.90		$2.37

Total return	6.98	%(4)	(15.94)%	19.24%	65.08%		(47.14	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$203		$111	$64	$36		$5
Ratio of operating expenses to average net assets:
Before expense reimbursement	4.15	%(5)	4.69%	4.92%	6.07%		8.78	%(5)
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%		2.15	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(2.17	)%(5)	(1.86)%	(3.01)%	(4.02)%		(5.66	)%(5)
After expense reimbursement(6)	(0.16	)%(5)	0.69%	(0.23)%	(0.09)%		0.97	%(5)
Portfolio turnover rate(7)	4%		135%	122%	53%		98%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Global Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Paradigm Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$19.81		$23.31	$20.18	$14.42	$30.99		$25.79

Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		0.02	0.11	0.15	0.12		0.11
Net realized and unrealized gain (loss) on investments	2.00		(3.34)	3.39	5.78	(16.62	)(8)	5.35

Total from investment operations	1.98		(3.32)	3.50	5.93	16.50		5.46

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	0.01		0.00 (3)
Less Distributions:
From net investment income	—		(0.18)	(0.37)	(0.17)	—		(0.13)
From net realized gains	—		—	—	—	(0.08)		(0.13)

Total distributions	—		(0.18)	(0.37)	(0.17)	(0.08)		(0.26)

Net Asset Value, End of Period	$21.79		$19.81	$23.31	$20.18	$14.42		$30.99

Total return	10.05	%(4)	(14.27)%	17.37%	41.02%	(53.17	)%(8)	21.15%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$394,511		$430,528	$687,056	$825,278	$740,983		$2,910,518
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.78	%(5)	1.78%	1.76%	1.73%	1.72%		1.68%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.66%		1.68%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.37	)%(5)	(0.03)%	0.43%	0.78%	0.46%		0.39%
After expense reimbursement(6)	(0.23	)%(5)	0.11%	0.55%	0.87%	0.52%		0.39%
Portfolio turnover rate(7)	3%		58%	7%	15%	34%		8%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007

PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$19.45		$22.95	$19.88	$14.16	$30.52		$25.43

Income from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.03)	0.06	0.10	0.06		0.04
Net realized and unrealized gain (loss) on investments	1.97		(3.29)	3.33	5.68	(16.34	)(9)	5.27

Total from investment operations	1.92		(3.32)	3.39	5.78	(16.28)		5.31

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	—	0.00	(3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.18)	(0.32)	(0.06)	—		(0.09)
From net realized gains	—		—	—	—	(0.08)		(0.13)

Total distributions	—		(0.18)	(0.32)	(0.06)	(0.08)		(0.22)

Net Asset Value, End of Period	$21.37		$19.45	$22.95	$19.88	$14.16		$30.52

Total return(4)	9.93	%(5)	(14.49)%	17.11%	40.64%	(53.30	)%(9)	20.87%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$128,825		$146,939	$226,264	$252,106	$249,424		$544,046
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.03	%(6)	2.03%	2.01%	1.98%	1.97%		1.93%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.91%		1.93%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.62	)%(6)	(0.28)%	0.18%	0.53%	0.21%		0.14%
After expense reimbursement(7)	(0.48	)%(6)	(0.14)%	0.30%	0.62%	0.27%		0.14%
Portfolio turnover rate(8)	3%		58%	7%	15%	34%		8%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Paradigm Portfolio.
(9)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Paradigm Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$18.76		$22.25	$19.33	$13.80	$29.90		$24.98

Income from Investment Operations:
Net investment income (loss)(2)	(0.10)		(0.14)	(0.04)	0.02	(0.05)		(0.10)
Net realized and unrealized gain (loss) on investments	1.90		(3.17)	3.22	5.51	(15.97	)(8)	5.15

Total from investment operations	1.80		(3.31)	3.18	5.53	(16.02)		5.05

Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00		0.00
Less Distributions:
From net investment income	—		(0.18)	(0.26)	—	—		(0.00	)(3)
From net realized gains	—		—	—	—	(0.08)		(0.13)

Total distributions	—		(0.18)	(0.26)	—	(0.08)		(0.13)

Net Asset Value, End of Period	$20.56		$18.76	$22.25	$19.33	$13.80		$29.90

Total return	9.65	%(4)	(14.90)%	16.45%	39.97%	(53.54	)%(8)	20.20%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$101,354		$102,534	$152,571	$169,578	$147,915		$320,962
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.53	%(5)	2.53%	2.51%	2.48%	2.47%		2.43%
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.41%		2.43%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.12	)%(5)	(0.78)%	(0.32)%	0.03%	(0.29)%		(0.36)%
After expense reimbursement(6)	(0.98	)%(5)	(0.64)%	(0.20)%	0.12%	(0.23)%		(0.36)%
Portfolio turnover rate(7)	3%		58%	7%	15%	34%		8%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Paradigm Fund
	Institutional Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$19.79		$23.25	$20.13	$14.44	$30.97		$25.76

Income from Investment Operations:
Net investment income (loss)(2)	(0.00	)(3)	0.07	0.16	0.18	0.18		0.17
Net realized and unrealized gain (loss) on investments	2.00		(3.35)	3.38	5.78	(16.63	)(8)	5.34

Total from investment operations	2.00		(3.28)	3.54	5.96	(16.45)		5.51

Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00		0.00
Less Distributions:
From net investment income	—		(0.18)	(0.42)	(0.27)	—		(0.17)
From net realized gains	—		—	—	—	(0.08)		(0.13)

Total distributions	—		(0.18)	(0.42)	(0.27)	(0.08)		(0.30)

Net Asset Value, End of Period	$21.79		$19.79	$23.25	$20.13	$14.44		$30.97

Total return	10.16	%(4)	(14.13)%	17.62%	41.31%	(53.11	)%(8)	21.37%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$184,330		$134,309	$142,261	$125,372	$128,129		$804,755
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.73	%(5)	1.73%	1.71%	1.68%	1.67%		1.63%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.46%		1.48%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.32	)%(5)	0.02%	0.48%	0.83%	0.51%		0.44%
After expense reimbursement(6)	(0.03	)%(5)	0.31%	0.75%	1.07%	0.72%		0.59%
Portfolio turnover rate(7)	3%		58%	7%	15%	34%		8%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Paradigm Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Medical Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$18.75		$19.48	$18.77	$15.23	$19.82	$17.83

Income from Investment Operations:
Net investment income(2)	0.13		0.18	0.10	0.20	0.19	0.10
Net realized and unrealized gain (loss) on investments	1.48		0.82	0.72	3.51	(4.25)	2.67

Total from investment operations	1.61		1.00	0.82	3.71	(4.06)	2.77

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.01	0.01
Less Distributions:
From net investment income	—		(0.25)	(0.11)	(0.16)	(0.16)	(0.10)
From net realized gains	—		(1.48)	—	(0.02)	(0.38)	(0.69)

Total distributions	—		(1.73)	(0.11)	(0.18)	(0.54)	(0.79)

Net Asset Value, End of Period	$20.36		$18.75	$19.48	$18.77	$15.23	$19.82

Total return	8.59	%(4)	5.11%	4.30%	24.47%	(20.42)%	15.47%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$15,861		$16,376	$25,777	$21,126	$15,727	$13,917
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.23	%(5)	2.02%	2.00%	2.15%	2.26%	2.41%
After expense reimbursement(6)	1.39	%(5)	1.39%	1.39%	1.39%	1.41%	1.40%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.55	%(5)	0.24%	(0.06)%	0.42%	0.18%	(0.51)%
After expense reimbursement(6)	1.39	%(5)	0.87%	0.55%	1.17%	1.03%	0.50%
Portfolio turnover rate(7)	0%		5%	3%	13%	28%	38%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$18.29		$19.06	$18.36	$14.90	$19.39	$17.47

Income from Investment Operations:
Net investment income(2)	0.11		0.12	0.05	0.15	0.13	0.05
Net realized and unrealized gain (loss) on investments	1.44		0.80	0.71	3.44	(4.15)	2.62

Total from investment operations	1.55		0.92	0.76	3.59	(4.02)	2.67

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.04	0.00 (3)
Less Distributions:
From net investment income	—		(0.21)	(0.06)	(0.12)	(0.13)	(0.06)
From net realized gains	—		(1.48)	—	(0.02)	(0.38)	(0.69)

Total distributions	—		(1.69)	(0.06)	(0.14)	(0.51)	(0.75)

Net Asset Value, End of Period	$19.84		$18.29	$19.06	$18.36	$14.90	$19.39

Total return(4)	8.47	%(5)	4.79%	4.13%	24.17%	(20.49)%	15.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,252		$3,240	$4,207	$4,347	$2,941	$1,427
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.48	%(6)	2.27%	2.25%	2.40%	2.51%	2.66%
After expense reimbursement(7)	1.64	%(6)	1.64%	1.64%	1.64%	1.66%	1.65%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.30	%(6)	(0.01)%	(0.31)%	0.17%	(0.07)%	(0.76)%
After expense reimbursement(7)	1.14	%(6)	0.62%	0.30%	0.92%	0.78%	0.25%
Portfolio turnover rate(8)	0%		5%	3%	13%	28%	38%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. - THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Medical Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	February 16, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$18.15		$18.90	$18.27	$14.83	$19.34	$18.29

Income from Investment Operations:
Net investment income (loss)(2)	0.06		0.02	(0.04)	0.07	0.05	(0.04)
Net realized and unrealized gain (loss) on investments	1.42		0.80	0.69	3.41	(4.13)	1.79

Total from investment operations	1.48		0.82	0.65	3.48	(4.08)	1.75

Redemption Fees	—		0.00 (3)	—	0.00 (3)	0.02	0.00	(3)
Less Distributions:
From net investment income	—		(0.09)	(0.02)	(0.02)	(0.07)	(0.01)
From net realized gains	—		(1.48)	—	(0.02)	(0.38)	(0.69)

Total distributions	—		(1.57)	(0.02)	(0.04)	(0.45)	(0.70)

Net Asset Value, End of Period	$19.63		$18.15	$18.90	$18.27	$14.83	$19.34

Total return	8.15	%(4)	4.32%	3.55%	23.50%	(20.97)%	9.55	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$515		$580	$692	$454	$314	$148
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.98	%(5)	2.77%	2.75%	2.90%	3.01%	3.19	%(5)
After expense reimbursement(6)	2.14	%(5)	2.14%	2.14%	2.14%	2.16%	2.15	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.20	)%(5)	(0.51)%	(0.81)%	(0.33)%	(0.57)%	(1.30	)%(5)
After expense reimbursement(6)	0.64	%(5)	0.12%	(0.20)%	0.42%	0.28%	(0.26	)%(5)
Portfolio turnover rate(7)	0%		5%	3%	13%	28%	38%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Medical Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$19.85		$23.32	$20.83	$13.17	$31.92		$26.92

Income from Investment Operations:
Net investment income (loss)(2)	(0.01)		(0.04)	(0.04)	(0.04)	0.05		0.01
Net realized and unrealized gain (loss) on investments	2.45		(3.15)	2.93	7.70	(18.53	)(8)	5.29

Total from investment operations	2.44		(3.19)	2.89	7.66	(18.48)		5.30

Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00		0.00
Less Distributions:
From net investment income	—		(0.28)	(0.40)	—	—		(0.23)
From net realized gains	—		—	—	—	(0.27)		(0.07)

Total distributions	—		(0.28)	(0.40)	—	(0.27)		(0.30)

Net Asset Value, End of Period	$22.29		$19.85	$23.32	$20.83	$13.17		$31.92

Total return	12.24	%(4)	(13.65)%	13.86%	58.16%	(57.88	)%(8)	19.65%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$64,302		$67,798	$130,279	$161,205	$126,971		$729,278
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.01	%(5)	1.90%	1.86%	1.86%	1.79%		1.71%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.67%		1.69%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.48	)%(5)	(0.44)%	(0.42)%	(0.48)%	0.09%		0.00%
After expense reimbursement(6)	(0.11	)%(5)	(0.18)%	(0.20)%	(0.26)%	0.21%		0.02%
Portfolio turnover rate(7)	24%		47%	4%	4%	16%		17%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$19.59		$22.98	$20.53	$13.01	$31.63		$26.71

Income from Investment Operations:
Net investment loss(2)	(0.04)		(0.10)	(0.09)	(0.08)	(0.01)		(0.07)
Net realized and unrealized gain (loss) on investments	2.41		(3.08)	2.87	7.60	(18.34	)(9)	5.25

Total from investment operations	2.37		(3.18)	2.78	7.52	(18.35)		5.18

Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00		0.00
Less Distributions:
From net investment income	—		(0.21)	(0.33)	—	—		(0.19)
From net realized gains	—		—	—	—	(0.27)		(0.07)

Total distributions	—		(0.21)	(0.33)	—	(0.27)		(0.26)

Net Asset Value, End of Period	$21.96		$19.59	$22.98	$20.53	$13.01		$31.63

Total return(4)	12.10	%(5)	(13.85)%	13.56%	57.80%	(58.00	)%(9)	19.36%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,231		$7,250	$11,509	$14,244	$12,090		$36,390
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.26	%(6)	2.15%	2.11%	2.11%	2.04%		1.96%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.92%		1.94%
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.73	)%(6)	(0.69)%	(0.67)%	(0.73)%	(0.16)%		(0.25)%
After expense reimbursement(7)	(0.36	)%(6)	(0.43)%	(0.45)%	(0.51)%	(0.04)%		(0.23)%
Portfolio turnover rate(8)	24%		47%	4%	4%	16%		17%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(9)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		February 16, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$19.36		$22.68	$20.28	$12.92	$31.57		$28.70

Income from Investment Operations:
Net investment loss(2)	(0.09)		(0.20)	(0.20)	(0.16)	(0.12)		(0.21)
Net realized and unrealized gain (loss) on investments	2.38		(3.04)	2.84	7.52	(18.26	)(8)	3.33

Total from investment operations	2.29		(3.24)	2.64	7.36	18.38		3.12

Redemption Fees	—		—	—	0.00 (3)	0.00	(3)	0.02
Less Distributions:
From net investment income	—		(0.08)	(0.24)	—	—		(0.20)
From net realized gains	—		—	—	—	(0.27)		(0.07)

Total distributions	—		(0.08)	(0.24)	—	(0.27)		(0.27)

Net Asset Value, End of Period	$21.65		$19.36	$22.68	$20.28	$12.92		$31.57

Total return	11.83	%(4)	(14.29)%	13.00%	56.97%	(58.20	)%(8)	10.94	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,351		$2,440	$3,450	$4,445	$2,871		$4,942
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.76	%(5)	2.65%	2.61%	2.61%	2.54%		2.47	%(5)
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.42%		2.45	%(5)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(1.23	)%(5)	(1.19)%	(1.17)%	(1.23)%	(0.66)%		(0.76	)%(5)
After expense reimbursement(6)	(0.86	)%(5)	(0.93)%	(0.95)%	(1.01)%	(0.54)%		(0.75	)%(5)
Portfolio turnover rate(7)	24%		47%	4%	4%	16%		17%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Small Cap Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$19.93		$23.45	$20.90	$13.19	$31.92		$26.91

Income from Investment Operations:
Net investment income (loss)(2)	0.01		0.00 (3)	0.00 (3)	(0.01)	0.10		0.07
Net realized and unrealized gain (loss) on investments	2.46		(3.17)	2.95	7.72	(18.56	)(8)	5.29

Total from investment operations	2.47		(3.17)	2.95	7.71	(18.46)		5.36

Redemption Fees(3)	0.00		0.00	0.00	0.00	0.00		0.00
Less Distributions:
From net investment income	—		(0.35)	(0.40)	—	—		(0.28)
From net realized gains	—		—	—	—	(0.27)		(0.07)

Total distributions	—		(0.35)	(0.40)	—	(0.27)		(0.35)

Net Asset Value, End of Period	$22.40		$19.93	$23.45	$20.90	$13.19		$31.92

Total return	12.39	%(4)	(13.51)%	14.10%	58.45%	(57.82	)%(8)	19.91%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,609		$5,498	$9,808	$19,749	$68,408		$316,709
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96	%(5)	1.85%	1.81%	1.81%	1.74%		1.66%
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.47%		1.49%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.43	)%(5)	(0.39)%	(0.37)%	(0.43)%	0.14%		0.05%
After expense reimbursement(6)	0.09	%(5)	0.02%	0.00%	(0.06)%	0.41%		0.22%
Portfolio turnover rate(7)	24%		47%	4%	4%	16%		17%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Small Cap Opportunities Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. The reimbursement comprises less than $0.005 of the NAVs for each class at the time of reimbursement and 0.03% of the total return for the Adviser Class C for the fiscal year ended December 31, 2008. There was no impact on the other classes.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Market Opportunities Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.45		$11.46	$10.84	$7.22	$16.12		$12.05

Income from Investment Operations:
Net investment income (loss)(2)	(0.00	)(3)	0.01	0.04	0.00 (3)	0.11		0.04
Net realized and unrealized gain (loss) on investments	0.83		(0.91)	1.18	3.62	(9.02)		4.05
Payment by adviser	—		—	—	—	0.06	(8)	—

Total from investment operations	0.83		(0.90)	1.22	3.62	(8.85)		4.09

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.01	0.01		0.01
Less Distributions:
From net investment income	—		(0.11)	(0.60)	(0.01)	(0.06)		(0.03)
From net realized gains	—		—	—	—	—		—

Total distributions	—		(0.11)	(0.60)	(0.01)	(0.06)		(0.03)

Net Asset Value, End of Period	$11.28		$10.45	$11.46	$10.84	$7.22		$16.12

Total return	7.94	%(4)	(7.85)%	11.31%	50.21%	(54.82	)%(8)	34.03%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$31,510		$30,191	$38,562	$41,254	$34,246		$63,004
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.96	%(5)	1.93%	1.92%	1.93%	1.82%		1.91%
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%	1.66%		1.74%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.37	)%(5)	(0.20)%	0.06%	(0.25)%	0.78%		0.12%
After expense reimbursement(6)	(0.05	)%(5)	0.09%	0.34%	0.04%	0.94%		0.29%
Portfolio turnover rate(7)	10%		14%	12%	14%	77%		14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.43		$11.43	$10.80	$7.22	$16.07		$12.04

Income from Investment Operations:
Net investment income (loss)(2)	(0.02)		(0.02)	0.01	(0.02)	0.08		0.00 (3)
Net realized and unrealized gain (loss) on investments	0.83		(0.90)	1.19	3.61	(8.97)		4.04
Payment by adviser	—		—	—	—	0.06	(9)	—

Total from investment operations	0.81		(0.92)	1.20	3.59	(8.83)		4.04

Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)
Less Distributions:
From net investment income	—		(0.08)	(0.57)	(0.01)	(0.02)		(0.01)

Total distributions	—		(0.08)	(0.57)	(0.01)	(0.02)		(0.01)

Net Asset Value, End of Period	$11.24		$10.43	$11.43	$10.80	$7.22		$16.07

Total return(4)	7.77	%(5)	(8.08)%	11.11%	49.66%	(54.91	)%(9)	33.54%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$7,026		$8,600	$14,167	$18,770	$18,514		$43,907
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.21	%(6)	2.18%	2.17%	2.18%	2.07%		2.16%
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.91%		1.99%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.62	)%(6)	(0.45)%	(0.19)%	(0.50)%	0.53%		(0.14)%
After expense reimbursement(7)	(0.30	)%(6)	(0.16)%	0.09%	(0.21)%	0.69%		0.03%
Portfolio turnover rate(8)	10%		14%	12%	14%	77%		14%

(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Market Opportunities Portfolio.
(9)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Market Opportunities Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008		February 16, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.32		$11.30	$10.69	$7.17	$16.01		$12.99

Income from Investment Operations:
Net investment income (loss)(2)	(0.05)		(0.08)	(0.04)	(0.06)	0.02		(0.05)
Net realized and unrealized gain (loss) on investments	0.83		(0.88)	1.17	3.59	(8.91)		3.07
Payment by adviser	—		—	—	—	0.06	(8)	—

Total from investment operations	0.78		(0.96)	1.13	3.53	(8.83)		3.02

Redemption Fees	0.00	(3)	—	0.00 (3)	0.00 (3)	0.00	(3)	0.00	(3)
Less Distributions:
From net investment income	—		(0.02)	(0.52)	(0.01)	(0.01)		—

Total distributions	—		(0.02)	(0.52)	(0.01)	(0.01)		—

Net Asset Value, End of Period	$11.10		$10.32	$11.30	$10.69	$7.17		$16.01

Total return	7.56	%(4)	(8.51)%	10.54%	49.17%	(55.13	)%(8)	23.25	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,987		$4,233	$5,569	$6,055	$771		$8,790
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.71	%(5)	2.68%	2.67%	2.68%	2.57%		2.66	%(5)
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.41%		2.49	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.12	)%(5)	(0.95)%	(0.69)%	(1.00)%	0.03%		(0.60	)%(5)
After expense reimbursement(6)	(0.80	)%(5)	(0.66)%	(0.41)%	(0.71)%	0.19%		(0.43	)%(5)
Portfolio turnover rate(7)	10%		14%	12%	14%	77%		14%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Market Opportunities Portfolio.
(8)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Market Opportunities Fund
	Institutional Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	May 19, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.46		$11.48	$10.86	$7.21	$13.71

Income from Investment Operations:
Net investment income(2)	0.01		0.03	0.06	0.02	0.08
Net realized and unrealized gain (loss) on investments	0.84		(0.92)	1.19	3.64	(6.55)
Payment by adviser	—		—	—	—	0.06	(7)

Total from investment operations	0.85		(0.89)	1.25	3.66	(6.41)

Redemption Fees	—		—	—	—	—
Less Distributions:
From net investment income	—		(0.13)	(0.63)	(0.01)	(0.09)

Total distributions	—		(0.13)	(0.63)	(0.01)	(0.09)

Net Asset Value, End of Period	$11.31		$10.46	$11.48	$10.86	$7.21

Total return	8.13	%(3)	(7.71)%	11.54%	50.70%	(46.77	)%(3)(7)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$218		$186	$212	$19	$5
Ratio of operating expenses to average net assets:
Before expense reimbursement	1.91	%(4)	1.88%	1.87%	1.88%	1.82	%(4)
After expense reimbursement(5)	1.44	%(4)	1.44%	1.44%	1.44%	1.44	%(4)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(0.32	)%(4)	(0.15)%	0.11%	(0.20)%	0.94	%(4)
After expense reimbursement(5)	0.15	%(4)	0.29%	0.54%	0.24%	1.32	%(4)
Portfolio turnover rate(6)	10%		14%	12%	14%	77%

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Not annualized.
(4)	Annualized.
(5)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(6)	Portfolio turnover of The Market Opportunities Portfolio
(7)	Includes adviser reimbursement from the net realized loss on the disposal of investments in violation of restrictions. This reimbursement contributed 0.38%, 0.37%, 0.38% and 0.44% to the returns of the No Load Class, the Advisor Class A, the Advisor Class C and the Institutional Class, respectively, for the year ended December 31, 2008.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Water Infrastructure Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009		For the Year Ended December 31, 2008	June 29, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$7.79		$8.38	$8.86	$7.61		$10.17	$10.00

Income from Investment Operations:
Net investment income(2)	0.09		0.10	0.07	0.04		0.10	0.06
Net realized and unrealized gain (loss ) on investments	0.37		(0.51)	(0.48)	1.21		(2.66)	0.20

Total from investment operations	0.46		(0.41)	(0.41)	1.25		(2.56)	0.26

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00	(3)	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.18)	(0.07)	(0.00	)(3)	—	(0.04)
From net realized gains	—		—	—	—		—	(0.05)

Total distributions	—		(0.18)	(0.07)	(0.00	)(3)	—	(0.09)

Net Asset Value, End of Period	$8.25		$7.79	$8.38	$8.86		$7.61	$10.17

Total return	5.91	%(4)	(4.88)%	(4.60)%	16.46%		(25.17)%	2.64	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,034		$5,613	$7,001	$7,176		$6,598	$2,385
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.60	%(5)	2.29%	2.17%	2.36%		2.20%	3.62	%(5)
After expense reimbursement(6)	1.64	%(5)	1.64%	1.64%	1.64%		1.65%	1.74	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.25	%(5)	0.59%	0.33%	(0.26)%		0.55%	(0.73	)%(5)
After expense reimbursement(6)	2.21	%(5)	1.24%	0.86%	0.46%		1.10%	1.15	%(5)
Portfolio turnover rate(7)	26%		69%	111%	45%		66%	7	%(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Water Infrastructure Portfolio.
(8)	Portfolio turnover is the turnover from inception date through year end of The Water Infrastructure Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Water Infrastructure Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	June 29, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$7.78		$8.35	$8.82	$7.59	$10.17	$10.00

Income from Investment Operations:
Net investment income(2)	0.08		0.08	0.05	0.02	0.07	0.05
Net realized and unrealized gain (loss ) on investments	0.37		(0.50)	(0.47)	1.21	(2.65)	0.20

Total from investment operations	0.45		(0.42)	(0.42)	1.23	(2.58)	0.25

Redemption Fees	—		0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	0.00	(3)
Less Distributions:
From net investment income	—		(0.15)	(0.05)	—	—	(0.03)
From net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.15)	(0.05)	—	—	(0.08)

Net Asset Value, End of Period	$8.23		$7.78	$8.35	$8.82	$7.59	$10.17

Total return(4)	5.78	%(5)	(5.08)%	(4.80)%	16.21%	(25.37)%	2.55	%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$3,902		$4,559	$10,100	$10,339	$7,661	$2,459
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.85	%(6)	2.54%	2.42%	2.61%	2.45%	3.87	%(6)
After expense reimbursement(7)	1.89	%(6)	1.89%	1.89%	1.89%	1.90%	1.99	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.00	%(6)	0.34%	0.08%	(0.51)%	0.30%	(0.98	)%(6)
After expense reimbursement(7)	1.96	%(6)	0.99%	0.61%	0.21%	0.85%	0.90	%(6)
Portfolio turnover rate(8)	26%		69%	111%	45%	66%	7	%(9)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Water Infrastructure Portfolio.
(9)	Portfolio turnover is the turnover from inception date through year end of The Water Infrastructure Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Water Infrastructure Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	June 29, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$7.68		$8.25	$8.71	$7.54	$10.16	$10.00

Income from Investment Operations:
Net investment income (loss)(2)	0.06		0.04	0.01	(0.02)	0.03	0.02
Net realized and unrealized gain (loss) on investments	0.36		(0.49)	(0.46)	1.19	(2.65)	0.21

Total from investment operations	0.42		(0.45)	(0.45)	1.17	(2.62)	0.23

Redemption Fees	—		0.00 (3)	—	0.00 (3)	—	0.00	(3)
Less Distributions:
From net investment income	—		(0.12)	(0.01)	—	—	(0.02)
From net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.12)	(0.01)	—	—	(0.07)

Net Asset Value, End of Period	$8.10		$7.68	$8.25	$8.71	$7.54	$10.16

Total return	5.47	%(4)	(5.51)%	(5.15)%	15.52%	(25.79)%	2.33	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$2,118		$2,316	$2,840	$2,700	$1,571	$1,201
Ratio of operating expenses to average net assets:
Before expense reimbursement	3.35	%(5)	3.04%	2.92%	3.11%	2.95%	4.37	%(5)
After expense reimbursement(6)	2.39	%(5)	2.39%	2.39%	2.39%	2.40%	2.49	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	0.50	%(5)	(0.16)%	(0.42)%	(1.01)%	(0.20)%	(1.48	)%(5)
After expense reimbursement(6)	1.46	%(5)	0.49%	0.11%	(0.29)%	0.35%	0.40	%(5)
Portfolio turnover rate(7)	26%		69%	111%	45%	66%	7	%(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Water Infrastructure Portfolio.
(8)	Portfolio turnover is the turnover from inception date through year end of The Water Infrastructure Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Water Infrastructure Fund
	Institutional Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	June 29, 2007^ through December 31, 2007
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$7.85		$8.42	$8.90	$7.63	$10.18	$10.00

Income from Investment Operations:
Net investment income loss(2)	0.10		0.12	0.09	0.05	0.12	0.06
Net realized and unrealized gain (loss) on investments	0.38		(0.51)	(0.48)	1.23	(2.67)	0.21

Total from investment operations	0.48		(0.39)	(0.39)	1.28	(2.55)	0.27

Redemption Fees	0.00	(3)	0.02	0.00 (3)	0.01	0.00 (3)	—
Less Distributions:
From net investment income	—		(0.20)	(0.09)	(0.02)	—	(0.04)
From net realized gains	—		—	—	—	—	(0.05)

Total distributions	—		(0.20)	(0.09)	(0.02)	—	(0.09)

Net Asset Value, End of Period	$8.33		$7.85	$8.42	$8.90	$7.63	$10.18

Total return	6.11	%(4)	(4.43)%	(4.38)%	16.94%	(25.05)%	2.76	%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$602		$798	$4,182	$2,905	$251	$103
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.55	%(5)	2.24%	2.12%	2.31%	2.15%	3.58	%(5)
After expense reimbursement(6)	1.44	%(5)	1.44%	1.44%	1.44%	1.45%	1.54	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.30	%(5)	0.64%	0.38%	(0.21)%	0.60%	(0.69	)%(5)
After expense reimbursement(6)	2.41	%(5)	1.44%	1.06%	0.66%	1.30%	1.35	%(5)
Portfolio turnover rate(7)	26%		69%	111%	45%	66%	7	%(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Water Infrastructure Portfolio.
(8)	Portfolio turnover is the turnover from inception date through year end of The Water Infrastructure Portfolio.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	No Load Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.09		$10.47	$9.86	$8.22	$10.00

Income from Investment Operations:
Net investment income(2)	0.17		0.83	0.35	0.09	0.01
Net realized and unrealized gain (loss) on investments	0.49		(0.80)	0.91	1.79	(1.79)

Total from investment operations	0.66		0.03	1.26	1.88	(1.78)

Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	—	—
Less Distributions:
From net investment income	(0.22)		(0.36)	(0.35)	(0.08)	(0.00	)(3)
From net realized gains	—		(0.05)	(0.30)	(0.16)	—

Total distributions	(0.22)		(0.41)	(0.65)	(0.24)	(0.00	)(3)

Net Asset Value, End of Period	$10.53		$10.09	$10.47	$9.86	$8.22

Total return	6.47	%(4)	0.24%	13.04%	22.90%	(17.76	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$15,528		$13,389	$3,489	$938	$99
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.06	%(5)	2.38%	6.11%	13.11%	17.58	%(5)
After expense reimbursement(6)	1.49	%(5)	1.49%	1.49%	1.49%	1.49	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.62	%(5)	7.08%	(1.19)%	(10.69)%	(15.99	)%(5)
After expense reimbursement(6)	3.19	%(5)	7.98%	3.43%	0.93%	0.10	%(5)
Portfolio turnover rate(7)	18%		74%	38%	77%	N/A	(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Advisor Class A
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.05		$10.44	$9.85	$8.20	$10.00

Income from Investment Operations:
Net investment income (loss)(2)	0.15		0.78	0.33	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	0.49		(0.78)	0.89	1.80	(1.79)

Total from investment operations	0.64		—	1.22	1.86	(1.80)

Redemption Fees	0.00	(3)	—	—	—	—
Less Distributions:
From net investment income	(0.21)		(0.34)	(0.33)	(0.05)	(0.00	)(3)
From net realized gains	—		(0.05)	(0.30)	(0.16)	—

Total distributions	(0.21)		(0.39)	(0.63)	(0.21)	(0.00	)(3)

Net Asset Value, End of Period	$10.48		$10.05	$10.44	$9.85	$8.20

Total return(4)	6.30	%(5)	(0.01)%	12.64%	22.73%	(17.97	)%(5)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$17,557		$4,726	$356	$103	$84
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.31	%(6)	2.63%	6.36%	13.36%	17.83	%(6)
After expense reimbursement(7)	1.74	%(6)	1.74%	1.74%	1.74%	1.74	%(6)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.37	%(6)	6.84%	(1.44)%	(10.94)%	(16.24	)%(6)
After expense reimbursement(7)	2.94	%(6)	7.73%	3.18%	0.68%	(0.15	)%(6)
Portfolio turnover rate(8)	18%		74%	38%	77%	N/A	(9)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	The total return calculation does not reflect the 5.75% front end sales charge on Advisor Class A shares.
(5)	Not annualized.
(6)	Annualized.
(7)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(8)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(9)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Advisor Class C
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.00		$10.40	$9.80	$8.17	$10.00

Income from Investment Operations:
Net investment income (loss)(2)	0.13		0.74	0.27	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	0.47		(0.78)	0.90	1.78	(1.78)

Total from investment operations	0.60		(0.04)	1.17	1.80	(1.83)

Redemption Fees	—		—	—	—	—
Less Distributions:
From net investment income	(0.18)		(0.31)	(0.27)	(0.01)	(0.00	)(3)
From net realized gains	—		(0.05)	(0.30)	(0.16)	—

Total distributions	(0.18)		(0.36)	(0.57)	(0.17)	(0.00	)(3)

Net Asset Value, End of Period	$10.42		$10.00	$10.40	$9.80	$8.17

Total return	6.02	%(4)	(0.49)%	12.13%	22.03%	(18.30	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$4,959		$1,645	$128	$105	$88
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.81	%(5)	3.13%	6.86%	13.86%	18.33	%(5)
After expense reimbursement(6)	2.24	%(5)	2.24%	2.24%	2.24%	2.24	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.87	%(5)	6.34%	(1.94)%	(11.44)%	16.74	%(5)
After expense reimbursement(6)	2.44	%(5)	7.23%	2.68%	0.18%	0.65	%(5)
Portfolio turnover rate(7)	18%		74%	38%	77%	N/A	(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.

The accompanying notes are an integral part of these financial statements.

KINETICS MUTUAL FUNDS, INC. — THE FEEDER FUNDS

Financial Highlights — (Continued)

	The Multi-Disciplinary Fund
	Institutional Class
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011		For the Year Ended December 31, 2010		For the Year Ended December 31, 2009		February 11, 2008^ through December 31, 2008
PER SHARE DATA:(1)
Net Asset Value Beginning of Period	$10.12		$10.50		$9.89		$8.23		$10.00

Income from Investment Operations:
Net investment income(2)	0.18		0.85		0.37		0.10		0.02
Net realized and unrealized gain (loss) on investments	0.49		(0.80)		0.91		1.81		(1.79)

Total from investment operations	0.67		0.05		1.28		1.91		(1.77)

Redemption Fees	—		—		—		—		—
Less Distributions:
From net investment income	(0.23)		(0.38)		(0.37)		(0.09)		(0.00	)(3)
From net realized gains	—		(0.05)		(0.30)		(0.16)		—

Total distributions	(0.23)		(0.43)		(0.67)		(0.25)		(0.00	)(3)

Net Asset Value, End of Period	$10.56		$10.12		$10.50		$9.89		$8.23

Total return	6.55	%(4)	0.42%		13.19%		23.25%		(17.65	)%(4)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000’s)	$6,052		$3,878		$142		$101		$82
Ratio of operating expenses to average net assets:
Before expense reimbursement	2.01	%(5)	2.33%		6.06%		13.06%		17.53	%(5)
After expense reimbursement(6)	1.29	%(5)	1.29%		1.29%		1.29%		1.29	%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	2.67	%(5)	7.14%		(1.14)%		(10.64)%		(15.94	)%(5)
After expense reimbursement(6)	3.39	%(5)	8.18%		3.63%		1.13%		0.30	%(5)
Portfolio turnover rate	18	%(7)	74	%(7)	38	%(7)	77	%(7)	N/A	(8)

^	Commencement of operations.
(1)	Information presented relates to a share of capital stock outstanding for each period.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Amount calculated is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	See Note #3, Investment Adviser, for the waiver and expense reimbursement discussion.
(7)	Portfolio turnover of The Multi-Disciplinary Portfolio.
(8)	Portfolio turnover is not applicable because The Multi-Disciplinary Portfolio did not hold any long-term securities from inception date through year end.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited)

The Internet Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Information	$54,649,071	50.3%
Retail Trade	13,102,858	12.1%
Finance and Insurance	11,085,612	10.2%
Manufacturing	8,421,702	7.7%
Arts, Entertainment, and Recreation	6,878,770	6.3%
Management of Companies and Enterprises	4,643,909	4.3%
Administrative and Support and Waste Management and Remediation Services	2,438,204	2.2%
Professional, Scientific, and Technical Services	2,280,387	2.1%
Real Estate and Rental and Leasing	1,829,212	1.7%
Transportation and Warehousing	1,224,365	1.1%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited) — (Continued)

The Global Portfolio

Country Allocation*	Market Value	Percentage of Total Net Assets
United States	$685,085	12.8%
Canada	616,768	11.5%
Switzerland	415,299	7.8%
Singapore	413,985	7.7%
United Kingdom	336,028	6.3%
Malaysia	254,113	4.8%
Cayman Islands	213,595	4.0%
Germany	201,824	3.8%
Bermuda	201,338	3.8%
Japan	173,927	3.3%
Spain	161,717	3.0%
Poland	151,015	2.8%
China	145,593	2.7%
Hong Kong	130,216	2.4%
France	94,889	1.8%
Hungary	62,941	1.2%
Argentina	28,101	0.5%
Brazil	25,375	0.5%
Netherlands	16,710	0.3%
Austria	2,253	0.0%
Australia	257	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited) — (Continued)

The Paradigm Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Information	$179,344,854	21.3%
Real Estate and Rental and Leasing	123,530,142	14.7%
Finance and Insurance	111,102,356	13.2%
Retail Trade	96,287,185	11.4%
Management of Companies and Enterprises	81,519,210	9.7%
Arts, Entertainment, and Recreation	53,584,815	6.4%
Mining, Quarrying, and Oil and Gas Extraction	50,093,790	5.9%
Manufacturing	27,258,598	3.2%
Transportation and Warehousing	18,131,277	2.2%
Petroleum & Gas	12,927,050	1.5%
Utilities	2,213,270	0.3%
Construction	812,933	0.1%
Wholesale Trade	55,545	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited) — (Continued)

The Medical Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Manufacturing	$18,100,014	92.2%
Professional, Scientific, and Technical Services	677,585	3.5%
Finance & Insurance	3,058	0.0%
Health Care and Social Assistance	900	0.0%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited) — (Continued)

The Small Cap Opportunities Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Real Estate and Rental and Leasing	$19,327,109	23.7%
Finance and Insurance	18,691,028	22.9%
Manufacturing	12,370,849	15.2%
Management of Companies and Enterprises	10,572,216	13.0%
Information	7,720,350	9.5%
Petroleum & Gas	4,353,691	5.3%
Mining, Quarrying, and Oil and Gas Extraction	2,776,664	3.4%
Arts, Entertainment, and Recreation	2,690,355	3.3%
Retail Trade	743,825	0.9%
Wholesale Trade	682,448	0.8%
Professional, Scientific, and Technical Services	434,700	0.5%
Transportation Equipment	412,288	0.5%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited) — (Continued)

The Market Opportunities Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Finance and Insurance	$26,390,812	61.7%
Management of Companies and Enterprises	2,827,584	6.6%
Retail Trade	1,422,334	3.4%
Mining, Quarrying, and Oil and Gas Extraction	1,365,040	3.2%
Arts, Entertainment, and Recreation	725,848	1.7%
Real Estate and Rental and Leasing	463,732	1.1%
Information	392,820	0.9%
Petroleum & Gas	223,275	0.5%
Utilities	94,533	0.2%

*	Excludes Short-Term Investments

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited) — (Continued)

The Water Infrastructure Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Manufacturing	$2,383,909	22.2%
Mining, Quarrying, and Oil and Gas Extraction	1,617,500	15.1%
Administrative and Support and Waste Management and Remediation Services	1,492,430	13.9%
Management of Companies and Enterprises	1,370,000	12.7%
Utilities	444,613	4.1%

*	Excludes Short-Term Investments & Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Allocation of Portfolio Assets

June 30, 2012 (Unaudited) — (Continued)

The Multi-Disciplinary Portfolio

Sector Allocation*	Market Value	Percentage of Total Net Assets
Mining, Quarrying, and Oil and Gas Extraction	$14,823,177	33.5%
Manufacturing	5,224,200	11.8%
Utilities	4,574,400	10.3%
Real Estate and Rental and Leasing	4,077,750	9.2%
Administrative and Support and Waste Management and Remediation Services	3,948,925	8.9%
Management of Companies and Enterprises	3,400,000	7.7%
Health Care and Social Assistance	2,804,850	6.3%
Finance and Insurance	1,649,659	3.7%
Arts, Entertainment, and Recreation	1,149,000	2.6%
Transportation and Warehousing	910,000	2.1%
Professional, Scientific, and Technical Services	100,500	0.2%

*	Excludes Short-Term Investments & Options

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited)

Identifier	COMMON STOCKS — 97.22%	Shares	Value
	Administrative and Support Services — 2.24%
CTRP	Ctrip.com International Ltd. — ADR*^	6,000	$100,560
EXPE	Expedia, Inc.	25,160	1,209,441
IILG	Interval Leisure Group, Inc.	200	3,802
TRIP	TripAdvisor Inc.*	25,160	1,124,401

			2,438,204

	Amusement, Gambling, and Recreation Industries — 1.33%
DIS	The Walt Disney Co.^	29,691	1,440,014

	Broadcasting (except Internet) — 29.69%
CBS	CBS Corporation — Class B	48,340	1,584,585
DISCA	Discovery Communications, Inc. — Class A*^	90,412	4,882,248
LBTYK	Liberty Global, Inc. — Series C*	96,000	4,584,000
LINTA	Liberty Interactive Corporation — Class A*	174,500	3,104,355
LMCA	Liberty Media Corporation — Liberty Capital — Series A*	109,499	9,626,057
SNI	Scripps Networks Interactive — Class A^	65,000	3,695,900
SIRI	Sirius XM Radio, Inc.*	46,000	85,100
VIAB	Viacom Inc. — Class B	100,000	4,702,000

			32,264,245

	Computer and Electronic Product Manufacturing — 3.76%
AAPL	Apple, Inc.*	5,000	2,920,000
QCOM	QUALCOMM Inc.	15,000	835,200
VSAT	ViaSat, Inc.*^	8,600	324,822
ZNGA	Zynga, Inc. — Class A*^	2,000	10,880

			4,090,902

	Credit Intermediation and Related Activities — 0.11%
TREE	Tree.com, Inc.*	10,033	114,777

	Data Processing, Hosting and Related Services — 0.15%
CSGP	CoStar Group, Inc.*^	2,000	162,400

	Data Processor — 4.87%
MA	Mastercard, Inc. — Class A	5,400	2,322,594
VRSK	Verisk Analytics, Inc. — Class A*	10,000	492,600
V	Visa, Inc. — Class A^	20,000	2,472,600

			5,287,794

	Defense — 3.98%
CACI	CACI International, Inc. — Class A*^	48,000	2,640,960
MANT	ManTech International Corporation — Class A^	72,000	1,689,840

			4,330,800

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	E-Commerce — 2.54%
IACI	IAC/InterActiveCorp	60,740	$2,769,744

	Gaming — 1.10%
200 HK	Melco International Development Limited	1,500,000	1,191,036

	Global Exchanges — 2.35%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	20,000	68,337
JSE SJ	JSE Limited	51,000	467,831
8697 JP	Osaka Securities Exchange Co., Ltd.	200	1,125,915
SGX SP	Singapore Exchange Limited	180,000	896,625

			2,558,708

	Holding Company — 0.78%
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	2,000	8
IEP	Icahn Enterprises LP	21,313	853,159

			853,167

	Motion Picture and Sound Recording Industries — 5.54%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	154,420	2,943,245
TWX	Time Warner, Inc.	80,000	3,080,000

			6,023,245

	Motor Vehicle and Parts Dealers — 1.00%
AN	AutoNation, Inc.*^	30,890	1,089,799

	Non-Store Retailers — 8.51%
CPRT	Copart, Inc.*	40,060	949,021
EBAY	eBay, Inc.*^	81,290	3,414,993
HSNI	HSN, Inc.	200	8,070
OSTK	Overstock.com, Inc.*^	1,000	6,910
RBA	Ritchie Bros. Auctioneers, Incorporated^	144,000	3,060,000
SOHU	Sohu.com Inc.*^	18,000	803,520
BID	Sotheby’s^	30,000	1,000,800

			9,243,314

	Other Exchanges — 0.41%
FTIS LI	Financial Technologies (India) Ltd. — GDR	144,000	207,360
URB/A CN	Urbana Corporation — Class A*	240,000	240,448

			447,808

	Other Information Services — 8.76%
GOOG	Google Inc. — Class A*	9,970	5,783,298

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Other Information Services — (Continued)
NTES	NetEase.com Inc. — ADR*^	11,320	$666,182
SINA	SINA Corporation*^	40,000	2,072,400
YHOO	Yahoo! Inc.*	60,000	949,800
YOKU	Youku.com, Inc. — ADR*^	2,160	46,829

			9,518,509

	Performing Arts, Spectator Sports, and Related Industries — 3.91%
LYV	Live Nation Entertainment, Inc.*^	112,724	1,034,806
MSG	The Madison Square Garden Company — Class A*	85,815	3,212,914

			4,247,720

	Professional, Scientific, and Technical Services — 2.10%
CTSH	Cognizant Technology Solutions Corporation — Class A*	20,000	1,200,000
ICGE	ICG Group Inc.*	15,000	138,750
INFY	Infosys Technologies Limited — ADR^	20,000	901,200
MWW	Monster Worldwide, Inc.*^	2,000	17,000
WYY	WidePoint Corp.*	39,062	23,437

			2,280,387

	Rental and Leasing Services — 0.85%
CDCO	Comdisco Holding Company, Inc.*	194,400	923,400

	Satellite Telecommunications — 7.68%
DISH	DISH Network Corp. — Class A	114,400	3,266,120
SATS	EchoStar Corporation — Class A*	143,480	3,790,742
2008 HK	Phoenix Satellite Television Holdings Limited	4,400,000	1,287,454

			8,344,316

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.00%
COWN	Cowen Group, Inc. — Class A*^	193,103	513,654
ICE	IntercontinentalExchange Inc.*	11,000	1,495,780
MKTX	MarketAxess Holdings, Inc.^	6,000	159,840

			2,169,274

	Special Purpose Entity — 0.00%
ADPAO	Adelphia Contingent Value Vehicle CVV Series ACC-4 Int*+	250,827	—
ADPAL	Adelphia Recovery Trust Series ACC-6 E/F Int*+	4,878,645	—

			—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Telecommunications — 1.96%
CHU	China Unicom (Hong Kong) Limited — ADR^	70,600	$886,030
HTHKY	Hutchison Telecommunications Hong Kong Holdings Limited — ADR^	2,045,000	1,236,002
ICTG	ICTC Group Inc.*	149	5,066

			2,127,098

	U.S. Equity Exchanges — 0.47%
NYX	NYSE Euronext^	19,830	507,251

	Warehousing and Storage — 1.13%
IRM	Iron Mountain Incorporated	37,147	1,224,365

	TOTAL COMMON STOCKS (cost $78,673,382)		105,648,277

	ESCROW NOTES — 0.00%	Principal Amount
	Special Purpose Entity — 0.00%
006ESCBG1	Adelphia Communications Corp.*+	$200,000	—
006ESC958	Adelphia Communications Corp. Preferred*+	190,000	—

	TOTAL ESCROW NOTES (cost $0)		—

	RIGHTS — 0.83%	Shares
	Rental and Leasing Services — 0.83%
CDCOR	Comdisco Holding Company, Inc. Expiration Date: 12/31/2050 Strike Price: $1.00*#	12,240,699	905,812

	TOTAL RIGHTS (cost $2,643,576)		905,812

	SHORT-TERM INVESTMENTS — 1.95%	Principal Amount
	Commercial Paper — 1.90%
049214829	U.S. Bank N.A. 0.020%, 07/02/2012	$2,060,000	2,060,000

		Shares
	Money Market Funds — 0.05%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	49,146	49,146

	TOTAL SHORT-TERM INVESTMENTS (cost $2,109,146)		2,109,146

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Internet Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 30.92%	Shares	Value
	Investment Companies — 30.92%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.29%[b]	33,604,664	$33,604,664

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $33,604,664)		33,604,664

	TOTAL INVESTMENTS — 130.92% (cost $117,030,768)		$142,267,899

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2012. Total loaned securities had a market value of $33,160,937 at June 30, 2012.

+ — Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.

# — Contingent value right (contingent upon profitability of company).

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 80.95%	Shares	Value
	Arts, Entertainment, and Recreation — 0.25%
585 HK	Imagi International Holdings Limited*	1,000,000	$13,148

	Asset Management — 10.11%
BX	The Blackstone Group LP^	2,150	28,100
BAM	Brookfield Asset Management Inc. — Class A^	1,700	56,270
DDEJF	Dundee Corporation — Class A*	2,700	59,508
JZCP LN	JZ Capital Partners Ltd.	9,000	51,448
ONEXF	Onex Corporation	5,175	201,824
RCP LN	RIT Capital Partners plc	2,000	38,934
806 HK	Value Partners Group Limited	218,000	104,814

			540,898

	Beverage and Tobacco Product Manufacturing — 0.43%
ZWACK HB	Zwack Unicum Nyrt.	400	23,027

	Broadcasting (except Internet) — 3.93%
LMCA	Liberty Media Corporation — Liberty Capital — Series A*	2,394	210,457

	Building Material and Garden Equipment and Supplies Dealers — 0.04%
OSH	Orchard Supply Hardware Stores Corporation — Class A*^	132	2,195

	Chemical Manufacturing — 1.57%
LYB	LyondellBasell Industries NV — Class A	2,080	83,762

	Commercial Banking — 0.39%
BHW PW	Bank Handlowy w Warszawie S.A.*	500	12,126
MIL PW	Bank Millennium S.A.	8,000	8,861

			20,987

	Construction of Buildings — 2.59%
BRP	Brookfield Residential Properties Inc.*^	9,865	107,528
LEN	Lennar Corporation — Class A^	1,000	30,910

			138,438

	Credit Intermediation and Related Activities —1.37%
MFG	Mizuho Financial Group, Inc. — ADR	10,620	35,365
SMFG	Sumitomo Mitsui Financial Group, Inc. — ADR^	5,685	37,748

			73,113

	Crop Production — 0.24%
CRESY	Cresud S.A.C.I.F.y A. — ADR	1,765	12,655

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	European Exchanges — 1.18%
BME SM	Bolsas y Mercados Espanoles	3,130	$62,941

	Food Manufacturing — 1.19%
BARN SW	Barry Callebaut AG	70	63,499

	Gaming — 4.87%
GENT MK	Genting Berhad	34,200	101,561
WYNN	Wynn Resorts Limited	1,535	159,210

			260,771

	General Merchandise Stores — 3.26%
SHLD	Sears Holdings Corporation*^	2,925	174,623

	Global Exchanges — 4.91%
BVMF3 BZ	BM&FBOVESPA SA	9,470	47,763
8697 JP	Osaka Securities Exchange Co., Ltd.	30	168,887
SGX SP	Singapore Exchange Limited	9,275	46,201

			262,851

	Holding Company — 9.43%
BOL FP	Bollore SA	375	81,838
IEP	Icahn Enterprises LP^	2,219	88,827
JS SP	Jardine Strategic Holdings Limited*	6,170	188,185
LUK	Leucadia National Corporation	6,845	145,593

			504,443

	Insurance Carriers and Related Activities — 3.67%
GLRE	Greenlight Capital Re, Ltd. — Class A*^	7,735	196,624

	Machinery Manufacturing — 0.46%
KWG GR	KHD Humboldt Wedag International AG*	3,978	24,768

	Merchant Wholesalers, Durable Goods — 7.87%
CFR VX	Compagnie Financiere Richemont SA	3,910	213,595
DIA SM	Distribuidora International de Alimentacion SA*	1,500	7,042
MC FP	LVMH Moet Hennessy Louis Vuitton SA	1,320	200,205

			420,842

	Merchant Wholesalers, Nondurable Goods — 0.71%
GLEN LN	Glencore International PLC	3,610	16,710
NOBL SP	Noble Group Ltd.	24,000	21,125

			37,835

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Mining (except Oil and Gas) — 3.12%
ELT AU	Elementos Ltd.*	9,081	$651
FNV	Franco-Nevada Corporation	3,185	143,962
NCQ	NovaCopper Inc.*	666	1,339
NG	NovaGold Resources Inc.*^	4,000	21,120

			167,072

	Motion Picture and Sound Recording Industries — 0.48%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	1,350	25,731

	Oil and Gas Extraction — 3.89%
CNQ	Canadian Natural Resources Ltd.	690	18,526
CLR	Continental Resources, Inc.*^	1,050	69,951
MAU FP	Establissements Maurel et Prom	1,000	14,414
MPNG FP	Maurel et Prom Nigeria*	1,000	2,253
POU CN	Paramount Resources Ltd. — Class A*	1,410	33,903
TOU CN	Tourmaline Oil Corp.*	2,615	69,041

			208,088

	Professional, Scientific, and Technical Services — 0.85%
BSLN SW	Basilea Pharmaceutica AG*	750	35,479
ICLL AV	Intercell AG*	4,000	9,820

			45,299

	Publishing Industries (except Internet) — 0.17%
PRS SM	Promotora de Informaciones S.A.*	18,310	8,921

	Real Estate — 11.30%
BRE CN	Brookfield Real Estate Services, Inc.	5,050	59,324
CIT SP	City Developments Limited	10,715	94,737
FCE/A	Forest City Enterprises, Inc. — Class A*^	17,405	254,113
823 HK	The Link REIT	41,900	170,939
UOL SP	UOL Group Ltd.	6,520	25,375

			604,488

	Support Activities for Transportation — 2.67%
694 HK	Beijing Capital International Airport Company Limited — Class H	236,000	142,976

	TOTAL COMMON STOCKS (cost $4,438,643 )		4,330,452

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	PREFERRED STOCKS — 0.00%	Shares	Value
	Building Material and Garden Equipment and Supplies Dealers — 0.00%
685691503	Orchard Supply Hardware Stores Corporation — Series A*^	132	$257

	TOTAL PREFERRED STOCKS (cost $191 )		257

	WARRANTS — 0.01%
	Oil and Gas and Consumable Fuels — 0.01%
MAUBS FP	Maurel Et Prom Cw14 Expiration Date: 6/30/2014 Exercise Price: $14.20*	1,000	319

	TOTAL WARRANTS (cost $0 )		319

	SHORT-TERM INVESTMENTS — 8.48%	Principal Amount
	Commercial Paper — 4.21%
049214829	U.S. Bank N.A. 0.020%, 07/02/2012	$225,000	225,000

		Shares
	Money Market Funds — 4.27%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	228,525	228,525

	TOTAL SHORT-TERM INVESTMENTS (cost $453,525 )		453,525

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 16.82%
	Investment Companies — 16.82%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.29%[b]	899,835	$899,835

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $899,835 )		899,835

	TOTAL INVESTMENTS — 106.26% (cost $5,792,194)		$5,684,388

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Global Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2012. Total loaned securities had a market value of $888,215 at June 30, 2012.

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 89.29%	Shares	Value
	Apparel Manufacturing — 0.02%
LVMUY	LVMH Moet Hennessy Louis Vuitton SA — ADR^	5,200	$157,248

	Asset Management — 6.15%
BAM	Brookfield Asset Management Inc. — Class A^	1,273,390	42,149,209
DDEJF	Dundee Corporation — Class A*	18,300	403,332
ONEXF	Onex Corporation	163,900	6,392,083
RCP LN	RIT Capital Partners plc	6,800	132,377
806 HK	Value Partners Group Limited	3,649,000	1,754,429
WETF	WisdomTree Investments, Inc.*	150,000	985,500

			51,816,930

	Beverage and Tobacco Product Manufacturing — 0.01%
BF/A	Brown-Forman Corporation — Class A	300	28,500
PM	Philip Morris International, Inc.	750	65,445

			93,945

	Broadcasting (except Internet) — 14.69%
CBS	CBS Corporation — Class B	559,720	18,347,622
DISCA	Discovery Communications, Inc. — Class A*^	389,623	21,039,642
LINTA	Liberty Interactive Corporation — Class A*	1,137,800	20,241,462
LMCA	Liberty Media Corporation — Liberty Capital — Series A*	583,044	51,255,398
SNI	Scripps Networks Interactive —Class A^	69,973	3,978,665
VIAB	Viacom Inc. — Class B	188,499	8,863,223

			123,726,012

	Building Material and Garden Equipment and Supplies Dealers — 0.04%
OSH	Orchard Supply Hardware Stores Corporation — Class A*^	23,155	385,067

	Chemical Manufacturing — 1.28%
OPK	OPKO Health, Inc.*^	4,000	18,400
SIAL	Sigma-Aldrich Corp.^	145,815	10,780,103

			10,798,503

	Clothing and Clothing Accessories Stores — 0.13%
LTD	Limited Brands, Inc.^	25,600	1,088,768

	Construction of Buildings — 0.13%
BRP	Brookfield Residential Properties Inc.*	22,800	248,520
LEN	Lennar Corporation — Class A^	26,300	812,933

			1,061,453

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Credit Intermediation and Related Activities — 0.00%
UCBHQ	UCBH Holdings, Inc.*^+	112,751	$—

	E-Commerce — 0.08%
IACI	IAC/InterActiveCorp	14,400	656,640

	Gaming — 4.22%
LVS	Las Vegas Sands Corp.^	365,800	15,908,642
MGM	MGM Resorts International*^	481,600	5,374,656
WYNN	Wynn Resorts Limited	137,495	14,260,981

			35,544,279

	General Merchandise Stores — 4.07%
JCP	J.C. Penney Company, Inc.^	283,400	6,606,054
SCC CN	Sears Canada Inc.*	306,219	3,067,905
SHLD	Sears Holdings Corporation*^	412,400	24,620,280

			34,294,239

	Global Exchanges — 2.95%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	36,000	123,007
JSE SJ	JSE Limited	448,000	4,109,569
8697 JP	Osaka Securities Exchange Co., Ltd.	3,656	20,581,723

			24,814,299

	Holding Company — 8.08%
BOL FP	Bollore SA	5,200	1,134,827
GBLS BB	Groupe Bruxelles Lambert S.A. Strip VVPR*	23,520	89
IEP	Icahn Enterprises LP	714,000	28,581,420
JS SP	Jardine Strategic Holdings Limited	64,800	1,976,400
JSHLY	Jardine Strategic Holdings Limited — ADR	3,600	219,780
LUK	Leucadia National Corporation	1,700,000	36,159,000

			68,071,516

	Insurance Carriers and Related Activities — 1.19%
MKL	Markel Corporation*	22,732	10,040,724

	Machinery Manufacturing — 0.06%
CFX	Colfax Corporation*	17,300	476,961

	Manufactured Brands — 1.79%
JAH	Jarden Corporation	357,943	15,040,765

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Merchant Wholesalers, Nondurable Goods — 0.01%
GLEN LN	Glencore International PLC	12,000	$55,545
NOBGY	Noble Group Ltd. — ADR	1,200	21,180

			76,725

	Mining (except Oil and Gas) — 2.10%
FNV	Franco-Nevada Corporation^	392,100	17,722,920

	Motion Picture and Sound Recording Industries — 4.20%
DWA	DreamWorks Animation SKG, Inc. — Class A*^	1,856,860	35,391,752

	Motor Vehicle and Parts Dealers — 7.10%
AN	AutoNation, Inc.*^	1,123,100	39,622,968
AZO	AutoZone, Inc.*^	55,000	20,194,350

			59,817,318

	Oil and Gas — 1.53%
TPL	Texas Pacific Land Trust	225,800	12,927,050

	Oil and Gas Extraction — 3.84%
CNQ	Canadian Natural Resources Ltd.^	408,000	10,954,800
CLR	Continental Resources, Inc.*^	112,990	7,527,394
TOU CN	Tourmaline Oil Corp.*	518,690	13,694,516
WPX	WPX Energy Inc.*	12,000	194,160

			32,370,870

	Other Exchanges — 0.05%
URB/A CN	Urbana Corporation — Class A*	398,178	398,921

	Other Information Services — 0.00%
GOOG	Google Inc. — Class A*	30	17,402

	Performing Arts, Spectator Sports, and Related Industries — 2.14%
LYV	Live Nation Entertainment, Inc.*^	1,965,200	18,040,536

	Real Estate — 14.30%
ALX	Alexander’s, Inc. — REIT^	5,091	2,194,781
CWT-U CN	Calloway — REIT	3,200	88,007
1 HK	Cheung Kong (Holdings) Limited	360,000	4,389,819
ELS	Equity Lifestyle Properties, Inc. — REIT^	245,870	16,957,654
FCE/A	Forest City Enterprises, Inc. — Class A*^	1,552,242	22,662,733
10 HK	Hang Lung Group Limited	786,000	4,817,549
12 HK	Henderson Land Development Company Limited	2,000,000	10,995,173
HHC	The Howard Hughes Corporation*	782,980	48,262,887
RSE	Rouse Properties, Inc.*^	133,800	1,812,990

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Real Estate — (Continued)
VNO	Vornado Realty Trust — REIT	98,869	$8,303,019

			120,484,612

	Restaurants — 0.01%
WEN	The Wendy’s Company	12,000	56,640

	Satellite Telecommunications — 4.07%
DISH	DISH Network Corp. — Class A	707,870	20,209,688
SATS	EchoStar Corporation — Class A*	508,232	13,427,489
LORL	Loral Space & Communications Inc.	300	20,205
VSAT	ViaSat, Inc.*^	16,800	634,536

			34,291,918

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 2.64%
CBOE	CBOE Holdings Inc.^	801,926	22,197,312

	Support Activities for Transportation — 2.15%
694 HK	Beijing Capital International Airport Company Limited — Class H	27,459,000	16,635,490
357 HK	Hainan Meilan International Airport Company Limited — Class H	2,578,720	1,495,787

			18,131,277

	Utilities — 0.26%
BIP	Brookfield Infrastructure Partners LP^	65,930	2,213,270

	TOTAL COMMON STOCKS (cost $777,741,540)		752,205,872

	PREFERRED STOCKS — 0.00%
	Building Material and Garden Equipment and Supplies Dealers — 0.00%
685691503	Orchard Supply Hardware Stores Corporation — Series A*^	23,155	45,152

	TOTAL PREFERRED STOCKS (cost $42,130)		45,152

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	CONVERTIBLE BONDS — 0.55%	Principal Amount	Value
	Real Estate — 0.55%
345550AK3	Forest City Enterprises, Inc. 3.625%, 10/15/2014 ^	$4,000,000	$4,610,000

	TOTAL CONVERTIBLE BONDS (cost $3,462,073)		4,610,000

	CORPORATE BONDS — 0.00%
	Credit Intermediation and Related Activities — 0.00%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2009, Acquired 10/19/2006 –3/29/2007 at $7,341,784 (Default Effective 4/29/2005)*+	9,503,880	—

	TOTAL CORPORATE BONDS (cost $7,341,784)		—

	SHORT-TERM INVESTMENTS — 9.75%
	Commercial Paper — 4.88%
049214829	U.S. Bank N.A. 0.020%, 07/02/2012	41,075,000	41,075,000

		Shares
	Money Market Funds — 4.87%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	41,000,115	41,000,115

	TOTAL SHORT-TERM INVESTMENTS (cost $82,075,115)		82,075,115

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Paradigm Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 28.65%	Shares	Value
	Investment Companies — 28.65%
	Mount Vernon Securities Lending Trust —Prime Portfolio, 0.29%[b]	241,327,575	$241,327,575

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $241,327,575)		241,327,575

	TOTAL INVESTMENTS —128.24% (cost $1,111,990,217)		$1,080,263,714

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2012. Total loaned securities had a market value of $237,291,106 at June 30, 2012.

+ — Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Medical Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 95.50%	Shares	Value
	Ambulatory Health Care Services — 0.00%
AVXT	AVAX Technologies, Inc.*	50,000	$900

	Chemical Manufacturing — 2.17%
AGEN	Agenus, Inc.*	148	775
ALKS	Alkermes PLC*^	25,000	424,250
APHB	Ampliphi Biosciences Corp.*	1,000	190
MMRF	MMRGlobal Inc.*	43,000	482

			425,697

	Computer and Electronic Product Manufacturing — 0.02%
TGX	Theragenics Corporation*	2,000	4,020

	Pharmaceutical and Biotechnology — 89.86%
ABT	Abbott Laboratories^	19,000	1,224,930
AEZS	AEterna Zentaris Inc.*^	102,500	51,762
ARNA	Arena Pharmaceuticals, Inc.*^	45,000	449,100
ATB CN	Atrium Innovations Inc.*	4,884	52,529
BIIB	Biogen Idec, Inc.*	9,250	1,335,515
BPAX	BioSante Pharmaceuticals, Inc.*^	2,246	5,727
BMY	Bristol-Myers Squibb Company	35,000	1,258,250
CLDX	Celldex Therapeutics Inc.*	26,294	136,466
CBST	Cubist Pharmaceuticals, Inc.*^	27,000	1,023,570
DNDN	Dendreon Corporation*^	29,000	214,600
LLY	Eli Lilly & Company	29,000	1,244,390
EPCT	EpiCept Corporation*	680	95
GSK	GlaxoSmithKline plc — ADR	23,673	1,078,779
HGSI	Human Genome Sciences, Inc.*	21,000	275,730
IMGN	ImmunoGen, Inc.*^	14,000	234,920
ISIS	Isis Pharmaceuticals, Inc.*^	29,000	348,000
ISA CN	Isotechnika Pharma Inc.*	40,000	3,536
JNJ	Johnson & Johnson	18,000	1,216,080
LIFE	Life Technologies Corporation*^	24,000	1,079,760
MAXY	Maxygen, Inc.*	41,000	244,360
MRK	Merck & Co., Inc.	11,000	459,250
MYRX	Myrexis Inc.*	74,000	193,140
COX FP	NicOx SA*	41,535	150,014
NVS	Novartis AG — ADR	21,000	1,173,900
ONTY	Oncothyreon, Inc.*^	28,333	132,598
PTIE	Pain Therapeutics, Inc.*^	38,000	178,220
PFE	Pfizer, Inc.	46,000	1,058,000
PGNX	Progenics Pharmaceuticals, Inc.*^	65,200	637,656

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Medical Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Pharmaceutical and Biotechnology — (Continued)
SNY	Sanofi-Aventis — ADR	29,000	$1,095,620
SCR	Simcere Pharmaceutical Group — ADR*^	48,000	431,040
TELK	Telik, Inc.*^	3,866	8,351
VICL	Vical Incorporated*^	82,500	297,000
VPHM	ViroPharma Incorporated*^	15,000	355,500

			17,648,388

	Professional, Scientific, and Technical Services — 3.45%
AFFX	Affymetrix, Inc.*^	104,000	487,760
AMRI	Albany Molecular Research, Inc.*	56,000	142,800
CDXS	Codexis, Inc.*^	5,611	20,985
PACB	Pacific Biosciences of California Inc.*^	12,000	26,040

			677,585

	TOTAL COMMON STOCKS (cost $19,692,898 )		18,756,590

	RIGHTS — 0.13%
	Funds, Trusts, and Other Financial Vehicles — 0.02%
LGNYZ	Ligand Pharmaceuticals Incorporated General Contingent Value Right	44,000	836
LGNXZ	Ligand Pharmaceuticals Incorporated Glucagon Contingent Value Right*	44,000	638
LGNDZ	Ligand Pharmaceuticals Incorporated Roche Contingent Value Right*	44,000	1,100
LGNZZ	Ligand Pharmaceuticals Incorporated TR Beta Contingent Value Right*	44,000	484

			3,058

	Pharmaceutical and Biotechnology — 0.11%
80105N113	Sanofi Contingent Value Right*	15,538	21,909

	TOTAL RIGHTS (cost $0 )		24,967

	SHORT-TERM INVESTMENTS — 4.43%	Principal Amount
	Commercial Paper — 4.20%
049214829	U.S. Bank N.A. 0.020%, 07/02/2012	$825,000	825,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Medical Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Money Market Funds — 0.23%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	43,971	$43,971

	TOTAL SHORT-TERM INVESTMENTS (cost $868,971 )		868,971

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 34.25%
	Investment Companies — 34.25%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.29%[b]	6,726,815	6,726,815

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $6,726,815 )		6,726,815

	TOTAL INVESTMENTS — 134.31% (cost $27,288,684)		$26,377,343

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2012. Total loaned securities had a market value of $6,484,104 at June 30, 2012.

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

ADR — American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 98.56%	Shares	Value
	Asset Management — 14.04%
BNBMF	BAM Investments Ltd.*	99,000	$1,744,485
DDEJF	Dundee Corporation — Class A*	74,700	1,646,388
JZCP LN	JZ Capital Partners Ltd.	88,000	503,046
OCX CN	Onex Corporation	24,860	965,245
RCP LN	RIT Capital Partners plc	120,900	2,353,584
SII CN	Sprott, Inc.	1,680	8,168
806 HK	Value Partners Group Limited	3,125,000	1,502,491
WETF	WisdomTree Investments, Inc.*	415,000	2,726,550

			11,449,957

	Automobile and Other Motor Vehicle Merchant Wholesalers — 0.51%
VTU LN	Vertu Motors PLC	975,000	412,288

	Chemical Manufacturing — 2.39%
IPAR	Inter Parfums, Inc.	112,700	1,946,329

	Construction of Buildings — 2.89%
BRP	Brookfield Residential Properties Inc.*^	216,041	2,354,847

	Credit Intermediation and Related Activities — 0.83%
BOKF	BOK Financial Corporation^	11,600	675,120

	Global Exchanges — 0.80%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	190,000	649,203

	Holding Company — 11.79%
IEP	Icahn Enterprises LP	240,216	9,615,846

	Insurance Carriers and Related Activities — 3.25%
AFSI	AmTrust Financial Services, Inc.^	42,250	1,255,247
GLRE	Greenlight Capital Re, Ltd. — Class A*^	55,000	1,398,100

			2,653,347

	Machinery Manufacturing — 1.10%
CFX	Colfax Corporation*^	32,600	898,782

	Manufactured Brands — 11.26%
JAH	Jarden Corporation	182,700	7,677,054
MOV	Movado Group, Inc.	60,000	1,501,200

			9,178,254

	Merchant Wholesalers, Durable Goods — 0.84%
DORM	Dorman Products, Inc.*^	27,200	682,448

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Mining (except Oil and Gas) — 2.29%
IMN CN	Inmet Mining Corporation	33,300	$1,364,904
MUX	McEwen Mining Inc.*^	168,000	505,680

			1,870,584

	Motion Picture and Sound Recording Industries — 6.69%
ASCMA	Ascent Capital Group LLC — Class A*	30,800	1,593,900
DWA	DreamWorks Animation SKG, Inc. — Class A*^	202,394	3,857,630

			5,451,530

	Motor Vehicle and Parts Dealers — 0.91%
PAG	Penske Automotive Group, Inc.^	35,020	743,825

	Oil and Gas — 5.34%
TPL	Texas Pacific Land Trust	76,047	4,353,691

	Oil and Gas Extraction — 1.11%
WPX	WPX Energy Inc.*^	56,000	906,080

	Other Exchanges — 0.59%
URB/A CN	Urbana Corporation — Class A*	481,071	481,969

	Performing Arts, Spectator Sports, and Related Industries — 3.30%
LYV	Live Nation Entertainment, Inc.*^	293,067	2,690,355

	Professional, Scientific, and Technical Services — 0.53%
BDE	Black Diamond, Inc.*	46,000	434,700

	Publishing Industries (except Internet) — 2.72%
JW/A	John Wiley & Sons, Inc. — Class A	28,600	1,401,114
PRIS/B US	Promotora de Informaciones S.A. — Class B — ADR	251,600	722,092
VALU	Value Line, Inc.^	7,615	90,542

			2,213,748

	Real Estate — 23.09%
ALX	Alexander’s, Inc. — REIT^	1,635	704,865
BLMC	Biloxi Marsh Lands Corporation	100	875
ELS	Equity Lifestyle Properties, Inc. — REIT^	64,900	4,476,153
HHC	The Howard Hughes Corporation*^	133,400	8,222,776
KEWL	Keweenaw Land Association Ltd.*	380	28,500
RSE	Rouse Properties, Inc.*^	170,300	2,307,565
FUR	Winthrop Realty Trust — REIT	253,800	3,086,208

			18,826,942

	Rental and Leasing Services — 0.04%
CDCO	Comdisco Holding Company, Inc.*^	7,560	35,910

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Satellite Telecommunications — 1.60%
LORL	Loral Space & Communications Inc.	14,200	$956,370
VSAT	ViaSat, Inc.*^	9,200	347,484

			1,303,854

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.58%
CBOE	CBOE Holdings Inc.^	16,990	470,283
RHJI BB	RHJ International*	800	3,584

			473,867

	Telecommunications — 0.07%
CIBY	CIBL, Inc.	18	14,400
ICTG	ICTC Group Inc.*	208	7,072
LICT	Lynch Interactive Corporation*	16	33,600

			55,072

	TOTAL COMMON STOCKS (cost $74,303,238)		80,358,548

	CORPORATE BONDS — 0.00%	Principal Amount
	Credit Intermediation and Related Activities — 0.00%
317928AA7	FINOVA Group, Inc. 7.500%, 11/15/2009, Acquired 10/19/2006 - 5/17/2007 at $1,232,811 (Default Effective 4/29/2005)*+	$2,783,965	—

	TOTAL CORPORATE BONDS (cost $1,232,811)		—

	RIGHTS — 0.51%	Shares
	Rental and Leasing Services — 0.51%
200334118	Comdisco Holding Company, Inc. Expiration Date: 12/31/2050 Exercise Price: $1.00#*	5,634,807	416,976

	TOTAL RIGHTS (cost $1,296,169)		416,976

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Small Cap Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	SHORT-TERM INVESTMENTS — 0.42%	Principal Amount	Value
	Commercial Paper — 0.37%
049214829	U.S. Bank N.A. 0.020%, 07/02/2012	$300,000	$300,000

		Shares
	Money Market Funds — 0.05%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	45,951	45,951

	TOTAL SHORT-TERM INVESTMENTS (cost $345,951)		345,951

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 23.83%
	Investment Companies — 23.83%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.29%[b]	19,433,095	19,433,095

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $19,433,095)		19,433,095

	TOTAL INVESTMENTS — 123.32% (cost $96,611,264)		$100,554,570

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2012. Total loaned securities had a market value of $18,936,489 at June 30, 2012.

+ — Security is considered illiquid. The aggregate value of such securities is $0 or 0.00% of net assets.

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

# — Contingent value right (contingent upon profitability of company).

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 79.29%	Shares	Value
	Asset Management — 27.15%
BNBMF	BAM Investments Ltd.*	36,290	$639,468
BX	The Blackstone Group LP^	68,399	893,975
BAM	Brookfield Asset Management Inc. — Class A^	63,440	2,099,864
CNS	Cohen & Steers, Inc.^	30,400	1,049,104
DDEJF	Dundee Corporation — Class A*	8,500	187,340
EV	Eaton Vance Corp.^	15,200	409,640
JZCP LN	JZ Capital Partners Ltd.	44,440	254,038
ONEXF	Onex Corporation	31,690	1,235,907
RCP LN	RIT Capital Partners plc	16,970	330,358
SII CN	Sprott, Inc.	41,155	200,096
TROW	T. Rowe Price Group, Inc.	3,490	219,730
806 HK	Value Partners Group Limited	1,544,000	742,351
WETF	WisdomTree Investments, Inc.*^	509,007	3,344,176

			11,606,047

	Broadcasting (except Internet) — 0.27%
LINTA	Liberty Interactive Corporation — Class A*	6,600	117,414

	Construction of Buildings — 0.39%
BRP	Brookfield Residential Properties Inc.*^	15,400	167,860

	Credit Intermediation and Related Activities — 0.43%
BBCN	BBCN Bancorp, Inc.*	6,164	67,126
EWBC	East West Bancorp, Inc.	3,204	75,166
RBCAA	Republic Bancorp, Inc. — Class A^	1,800	40,050
UCBHQ	UCBH Holdings, Inc.*+^	6,803	—

			182,342

	Data Processor — 6.79%
FISV	Fiserv, Inc.*	3,606	260,426
MA	Mastercard, Inc. — Class A	3,655	1,572,052
V	Visa, Inc. — Class A^	8,650	1,069,399

			2,901,877

	European Exchanges — 0.71%
DB1 GR	Deutsche Boerse AG	5,650	304,093

	Gaming — 1.70%
LVS	Las Vegas Sands Corp.	16,690	725,848

	General Merchandise Stores — 0.03%
SHLD	Sears Holdings Corporation*^	200	11,940

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Global Exchanges — 6.71%
EXAE GA	Hellenic Exchanges S.A. Holding Clearing Settlement and Registry	21,600	$73,804
JSE SJ	JSE Limited	124,500	1,142,056
8697 JP	Osaka Securities Exchange Co., Ltd.	150	844,436
SGX SP	Singapore Exchange Limited	162,000	806,963

			2,867,259

	Holding Company — 6.61%
IEP	Icahn Enterprises LP	56,237	2,251,167
LUK	Leucadia National Corporation	27,100	576,417

			2,827,584

	Insurance Carriers and Related Activities — 1.84%
AFSI	AmTrust Financial Services, Inc.^	400	11,884
FFH CN	Fairfax Financial Holdings Limited	260	102,953
GLRE	Greenlight Capital Re, Ltd. — ClassA*^	1,200	30,504
MKL	Markel Corporation*	523	231,009
PWF CN	Power Financial Corporation	16,400	409,960

			786,310

	Merchant Wholesalers, Nondurable Goods — 0.01%
NOBGY	Noble Group Ltd. — ADR	200	3,530

	Mining (except Oil and Gas) — 3.19%
FNV	Franco-Nevada Corporation	30,200	1,365,040

	Non-Store Retailers — 3.30%
BID	Sotheby’s^	42,278	1,410,394

	Oil and Gas — 0.52%
TPL	Texas Pacific Land Trust	3,900	223,275

	Other Exchanges — 2.08%
FTIS LI	Financial Technologies (India) Ltd. — GDR	96,180	138,499
IMAREX NO	IMAREX ASA*	1,850	7,153
NZX NZ	NZX Ltd.	359,002	387,939
URB/A CN	Urbana Corporation — Class A*	356,004	356,669

			890,260

	Real Estate — 2.89%
HHC	The Howard Hughes Corporation*	4,800	295,872
RSE	Rouse Properties, Inc.*^	69,400	940,370

			1,236,242

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 12.82%
APO	Apollo Global Management LLC — Class A	600	$7,440
CBOE	CBOE Holdings Inc.^	103,571	2,866,845
CME	CME Group, Inc.	1,828	490,105
ICE	IntercontinentalExchange Inc.*	7,600	1,033,448
IVZ	Invesco Ltd.	6,415	144,979
JEF	Jefferies Group, Inc.^	54,730	710,943
KKR	KKR & Co. L.P.	600	7,734
LSE LN	London Stock Exchange Group plc	12,800	201,269
OZM	Och-Ziff Capital Management Group — Class A	2,400	18,192

			5,480,955

	Telecommunications — 0.04%
IRDM	Iridium Communications, Inc.*^	1,672	14,981

	U.S. Equity Exchanges — 1.59%
NDAQ	The NASDAQ OMX Group, Inc.	6,400	145,088
NYX	NYSE Euronext^	20,920	535,134

			680,222

	Utilities — 0.22%
BIP	Brookfield Infrastructure Partners LP^	2,816	94,533

	TOTAL COMMON STOCKS (cost $32,404,979)		33,898,006

	MUTUAL FUNDS — 0.02%
	Funds, Trusts, and Other Financial Vehicles — 0.02%
PFN	PIMCO Income Strategy Fund II	760	7,972

	TOTAL MUTUAL FUNDS (cost $6,726)		7,972

	SHORT-TERM INVESTMENTS — 8.50%	Principal Amount
	Commercial Paper — 4.26%
	U.S. Bank N.A.
049214829	0.020%, 07/02/2012	$1,820,000	1,820,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Market Opportunities Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Shares	Value
	Money Market Funds — 4.24%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	1,815,051	$1,815,051

	TOTAL SHORT-TERM INVESTMENTS (cost $3,635,051)		3,635,051

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 31.09%
	Investment Companies — 31.09%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.29%[b]	13,290,108	13,290,108

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $13,290,108)		13,290,108

	TOTAL INVESTMENTS — 118.90% (cost $49,336,864)		$50,831,137

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2012. Total loaned securities had a market value of $13,025,304 at June 30, 2012.

+ — Security is considered illiquid and was fair valued. The aggregate value of such securities is $0 or 0.00% of net assets.

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

ADR — American Depository Receipt.

GDR — Global Depository Receipt.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Water Infrastructure Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	COMMON STOCKS — 5.50%	Shares	Value
	Administrative and Support Services — 0.23%
TRIT	Tri-Tech Holding Inc.*^	6,000	$24,000

	Machinery Manufacturing — 1.14%
ERII	Energy Recovery Inc.*^	51,108	122,659

	Utilities — 4.13%
CDZI	Cadiz Inc.*^	52,500	378,525
CWCO	Consolidated Water Co., Ltd.	7,875	65,284

			443,809

	TOTAL COMMON STOCKS (cost $988,497)		590,468

	CONVERTIBLE BONDS — 27.81%	Principal Amount
	Holding Company — 12.75%
451102AB3	Icahn Enterprises LP 4.000%, 08/15/2013#	$1,370,000	1,370,000

	Oil and Gas Extraction — 15.06%
165167CB1	Chesapeake Energy Corporation 2.250%, 12/15/2038#	2,000,000	1,617,500

	TOTAL CONVERTIBLE BONDS (cost $2,973,456)		2,987,500

	CORPORATE BONDS — 34.72%
	Fabricated Metal Product Manufacturing — 21.05%
624758AB4	Mueller Water Products, Inc. 7.375%, 06/01/2017#	2,250,000	2,261,249

	Utilities — 13.67%
7594777	Veolia Environnement 4.875%, 05/28/2013#	1,121,000	1,468,431

	TOTAL CORPORATE BONDS (cost $3,731,920)		3,729,680

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Water Infrastructure Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	WARRANTS — 0.01%	Shares	Value
	Utilities — 0.01%
CHC/WS	China Hydroelectric Corporation Expiration Date: 1/25/2014 Exercise Price: $15.00*	40,000	$804

	TOTAL WARRANTS (cost $48,000)		804

	SHORT-TERM INVESTMENTS — 0.27%
	Money Market Funds — 0.27%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	29,036	29,036

	TOTAL SHORT-TERM INVESTMENTS (cost $29,036)		29,036

	INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING — 3.42%
	Investment Companies — 3.42%
	Mount Vernon Securities Lending Trust — Prime Portfolio, 0.29%[b]	367,584	367,584

	TOTAL INVESTMENTS PURCHASED WITH THE CASH PROCEEDS FROM SECURITIES LENDING (cost $367,584)		367,584

	TOTAL INVESTMENTS — 71.73% (cost $8,138,493)		$7,705,072

Percentages are stated as a percent of net assets.

* — Non-income producing security.

^ — This security or a portion of this security was out on loan at June 30, 2012. Total loaned securities had a market value of $320,304 at June 30, 2012.

# — All or a portion of the shares have been committed as collateral for written option contracts.

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	CONVERTIBLE BONDS — 59.17%	Principal Amount	Value
	Administrative and Support Services — 8.25%
	WebMD Health Corporation
94770VAH5	2.250%, 03/31/2016#	$400,000	$375,000
94770VAF9	2.500%, 01/31/2018#	3,875,000	3,274,375

			3,649,375

	Computer and Electronic Product Manufacturing — 5.43%
502413AW7	L-3 Communications Holdings, Inc. 3.000%, 08/01/2035#	2,450,000	2,401,000

	Holding Company — 7.69%
451102AB3	Icahn Enterprises LP 4.000%, 08/15/2013#	3,400,000	3,400,000

	Mining (except Oil and Gas) — 5.21%
496902AD9	Kinross Gold Corporation 1.750%, 03/15/2028#	1,100,000	1,093,125
608753AB5	Molycorp Inc. 3.250%, 06/15/2016#	1,500,000	1,211,250

			2,304,375

	Nonmetallic Mineral Product Manufacturing — 5.80%
69073TAQ6	Owens-Brockway Glass Container, Inc. 3.000%, 06/01/2015, Acquired 7/06/2011 – 5/01/2012 at $2,624,078¡#	2,670,000	2,563,200

	Oil and Gas Extraction — 15.21%
	Arcan Resources Ltd.
B4MT4X3	6.250%, 02/28/2016#	987,000	819,188
B57ZB98	6.500%, 10/31/2018#	167,000	141,067
	Chesapeake Energy Corporation
165167BW6	2.750%, 11/15/2035#	650,000	597,188
165167CB1	2.250%, 12/15/2038	1,630,000	1,318,262
C72377AA9	PetroBakken Energy Ltd.
	3.125%, 02/08/2016#	3,900,000	3,849,768

			6,725,473

	Performing Arts, Spectator Sports, and Related Industries — 2.60%
538034AB5	Live Nation Entertainment, Inc. 2.875%, 07/15/2027#	1,200,000	1,149,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Principal Amount	Value
	Professional, Scientific, and Technical Services — 0.23%
159864AB3	Charles River Laboratories International, Inc. 2.250%, 06/15/2013#	$100,000	$100,500

	Real Estate — 8.75%
029169AA7	American Real Estate 4.000%, 08/15/2013, Acquired 6/24/2011 – 10/26/2011 at $337,022¡#	350,000	350,000
345550AK3	Forest City Enterprises, Inc. 3.625%, 10/15/2014#	300,000	345,750
345550AN7	Forest City Enterprises, Inc. 4.250%, 08/15/2018#	3,200,000	3,176,000

			3,871,750

	TOTAL CONVERTIBLE BONDS (cost $26,645,824)		26,164,673

	CORPORATE BONDS — 33.67%
	Administrative and Support Services — 0.68%
	Corrections Corp. of America
22025YAJ9	6.750%, 01/31/2014#	60,000	60,300
22025YAK6	7.750%, 06/01/2017#	220,000	239,250

			299,550

	Ambulatory Health Care Services — 6.34%
23918KAL2	DaVita, Inc. 6.375%, 11/01/2018#	2,710,000	2,804,850

	Chemical Manufacturing — 0.59%
785583AC9	Sabine Pass LNG L P 7.250%, 11/30/2013#	250,000	260,000

	Mining (except Oil and Gas) — 6.25%
20854PAD1	Consol Energy, Inc. 8.000%, 04/01/2017#	1,495,000	1,558,537
704549AJ3	Peabody Energy Corporation 6.000%, 11/15/2018, Acquired 4/24/2012 – 4/25/2012 at $958,223¡	950,000	950,000
704549AH7	6.500%, 09/15/2020#	250,000	254,375

			2,762,912

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier		Principal Amount	Value
	Oil and Gas Extraction — 6.85%
	Harvest Operations Corp.
B45KCB7	7.250%, 09/30/2013#	$200,000	$200,373
B45H5R5	7.500%, 05/31/2015#	830,000	847,854
80007PAG4	Sandridge Energy, Inc. 4.086%, 04/01/2014#	2,000,000	1,982,190

			3,030,417

	Real Estate — 2.44%
	The Rouse Company LP
779273AF8	7.200%, 09/15/2012#	273,000	274,365
U77928AA4	6.750%, 05/01/2013#	200,000	206,000
779273AG6	5.375%, 11/26/2013#	590,000	598,850

			1,079,215

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — 0.17%
52107QAC9	Lazard Group LLC 7.125%, 05/15/2015#	67,000	73,212

	Utilities — 10.35%
131347BP0	Calpine Corp. 7.250%, 10/15/2017, Acquired 11/15/2011–4/13/2012 at $3,128,015¡#	3,000,000	3,240,000
629377AX0	NRG Energy, Inc. 7.375%, 01/15/2017#	1,280,000	1,334,400

			4,574,400

	TOTAL CORPORATE BONDS (cost $14,785,918)		14,884,556

	MUNICIPAL BONDS — 2.06%
	Air Transportation — 2.06%
	Branson Missouri Regional Airport Transportation Development District
105459AB7	6.000%, 07/01/2025*	2,000,000	520,000
105459AC5	6.000%, 07/01/2037*	1,500,000	390,000

	TOTAL MUNICIPAL BONDS (cost $2,245,112)		910,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Investments — June 30, 2012 (Unaudited) — (Continued)

Identifier	EXCHANGE TRADED FUNDS — 1.10%	Shares	Value
	Funds, Trusts, and Other Financial Vehicles — 1.10%
BOND	PIMCO Total Return ETF#	4,600	$485,346

	TOTAL EXCHANGE TRADED FUNDS (cost $484,703)		485,346

	MUTUAL FUNDS — 0.49%
	Funds, Trusts, and Other Financial Vehicles — 0.49%
TLI	LMP Corporate Loan Fund Inc.	12,569	151,205
NSL	Nuveen Senior Income Fund	9,300	66,681

	TOTAL MUTUAL FUNDS (cost $221,411)		217,886

	SHORT-TERM INVESTMENTS — 1.55%	Principal Amount
	Commercial Paper — 0.78%
	U.S. Bank N.A.
049214829	0.020%, 07/02/2012	$345,000	345,000

		Shares
	Money Market Funds — 0.77%
FIGXX	Fidelity Institutional Government Portfolio — Class I, 0.01%[b]	340,978	340,978

	TOTAL SHORT-TERM INVESTMENTS (cost $685,978)		685,978

	TOTAL INVESTMENTS — 98.04% (cost $45,068,946)		$43,348,439

Percentages are stated as a percent of net assets.

¡ —	Restricted Security restricted to institutional investors (144a Securities); the percentage of net assets comprised of 144a securities was 16.06%.

# — All or a portion of the shares have been committed as collateral for written option contracts.

b — The rate quoted is the annualized seven-day yield as of June 30, 2012.

* — The security missed January 1, 2012 interest payment and has ceased to accrue income. A forbearance agreement is currently in place.

ETF — Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Water Infrastructure Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Chemical Manufacturing
	Calgon Carbon Corporation
CCC 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	85	$4,463

	Computer and Electronic Product Manufacturing
	Itron, Inc.
ITRI 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	100	29,499

	Electrical Equipment, Appliance, and Component Manufacturing
	Franklin Electric Co., Inc.
FELE 121222P00045000	Expiration: December 2012, Exercise Price: $45.00	25	7,438

	Fabricated Metal Product Manufacturing
	Danaher Corporation
DHR 130119P00047000	Expiration: January 2013, Exercise Price: $47.00	40	8,200
	Pentair, Inc.
PNR 121117P00030000	Expiration: November 2012, Exercise Price: $30.00	32	2,800

			11,000

	Funds, Trusts, and Other Financial Vehicles
	PowerShares Water Resources ETF
PHO 121222P00016000	Expiration: December 2012, Exercise Price: $16.00	350	17,500
PHO 121222P00017000	Expiration: December 2012, Exercise Price: $17.00	450	34,874

			52,374

	Heavy and Civil Engineering Construction
	Aegion Corp.
AEGN 121222P00015000	Expiration: December 2012, Exercise Price: $15.00	75	6,938

	Machinery Manufacturing
	Donaldson Company, Inc.
DCI 121117P00030000	Expiration: November 2012, Exercise Price: $30.00	50	6,125
	Lindsay Corporation
LNN 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	40	9,100

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Water Infrastructure Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Machinery Manufacturing — (Continued)
	Pall Corporation
PLL 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	40	$10,100

			25,325

	Primary Metal Manufacturing
	Northwest Pipe Company
NWPX 120922P00020000	Expiration: September 2012, Exercise Price: $20.00	95	7,363

	Professional, Scientific, and Technical Services
	URS Corporation
URS 120721P00040000	Expiration: July 2012, Exercise Price: $40.00	15	7,875
	Xylem, Inc.
XYL 121020P00025000	Expiration: October 2012, Exercise Price: $25.00	95	14,013

			21,888

	Utilities
	The Empire District Electric Company
EDE 121222P00020000	Expiration: December 2012, Exercise Price: $20.00	20	5,000
	PICO Holdings, Inc.
PICO 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	100	7,000

			12,000

	Waste Management
	Clean Harbors, Inc.
CLH 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	38	18,810

	TOTAL PUT OPTIONS WRITTEN (premiums received ($256,218))		$197,098

* — 100 Shares Per Contract.

ETF — Exchange Traded Fund.

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier	PUT OPTIONS WRITTEN	Contracts*	Value
	Accommodation
	Royal Caribbean Cruises Ltd.
RCL 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	30	$6,195
RCL 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	42	12,054

			18,249

	Administrative and Support Services
	Expedia, Inc.
EXPE1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	45	1,237

	Amusement, Gambling, and Recreational Industries
	The Walt Disney Company
DIS 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	15	615
DIS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	52	3,692

			4,307

	Asset Management
	Affiliated Managers Group, Inc.
AMG 121222P00090000	Expiration: December 2012, Exercise Price: $90.00	17	5,865
	AllianceBernstein Holding LP
AB 120721P00015000	Expiration: July 2012, Exercise Price: $15.00	49	11,025
AB 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	45	4,050
	BlackRock, Inc.
BLK 130119P00150000	Expiration: January 2013, Exercise Price: $150.00	5	4,700
BLK 130119P00160000	Expiration: January 2013, Exercise Price: $160.00	3	3,765
BLK 130119P00165000	Expiration: January 2013, Exercise Price: $165.00	3	4,335
	The Blackstone Group LP
BX 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	144	6,408
BX 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	21	9,870

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Asset Management — (Continued)
	Brookfield Asset Management Inc. — Class A
BAM 120922P00030000	Expiration: September 2012, Exercise Price: $30.00	53	$2,385
BAM 121222P00030000	Expiration: December 2012, Exercise Price: $30.00	40	4,100
	Cohen & Steers, Inc.
CNS 121222P00025000	Expiration: December 2012, Exercise Price: $25.00	30	2,100
	Federated Investors, Inc. — Class B
FII 120721P00017500	Expiration: July 2012, Exercise Price: $17.50	50	750
FII 121020P00017500	Expiration: October 2012, Exercise Price: $17.50	87	5,655
FII 121020P00020000	Expiration: October 2012, Exercise Price: $20.00	71	9,940
	Franklin Resources, Inc.
BEN 130119P00093000	Expiration: January 2013, Exercise Price: $93.00	2	820
BEN 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	10	4,600
BEN 130119P00110000	Expiration: January 2013, Exercise Price: $110.00	10	9,700
	Legg Mason, Inc.
LM 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	99	17,820
LM 130119P00024000	Expiration: January 2013, Exercise Price: $24.00	6	1,290
LM 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	63	16,065

			125,243

	Beverage and Tobacco Product Manufacturing
	PepsiCo, Inc.
PEP 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	10	445
PEP 130119P00057500	Expiration: January 2013, Exercise Price: $57.50	19	1,206

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Beverage and Tobacco Product Manufacturing — (Continued)
	PepsiCo, Inc. — (Continued)
PEP 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	20	$1,610

			3,261

	Broadcasting (except Internet)
	Cablevision Systems Corporation — Class A
CVC 130119P00013000	Expiration: January 2013, Exercise Price: $13.00	50	7,875
	Comcast Corporation — Class A
CMCSA 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	115	3,220
CMCSA 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	8	316
CMCSK 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	24	1,620
	Discovery Communications, Inc. — Class A
DISCA 121020P00045000	Expiration: October 2012, Exercise Price: $45.00	20	1,400
	Time Warner Cable Inc.
TWC 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	17	680
TWC 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	21	1,207
TWC 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	16	3,480

			19,798

	Building Material and Garden Equipment and Supplies Dealers
	The Sherwin-Williams Company
SHW 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	7	385
SHW 130119P00085000	Expiration: January 2013, Exercise Price: $85.00	10	775

			1,160

	Chemical Manufacturing
	The Clorox Company
CLX 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	60	5,550

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Chemical Manufacturing — (Continued)
	The Estee Lauder Companies Inc. — Class A
EL 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	54	$4,995
EL 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	9	4,635
	LyondellBasell Industries NV — Class A
LYB 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	42	9,660
LYB 130119P00033500	Expiration: January 2013, Exercise Price: $33.50	20	5,650
	OPKO Health, Inc.
OPK 121222P00004000	Expiration: December 2012, Exercise Price: $4.00	300	11,250
	The Procter & Gamble Company
PG 130119P00057500	Expiration: January 2013, Exercise Price: $57.50	10	2,040
PG 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	35	10,535
	Sigma-Aldrich Corporation
SIAL 120721P00065000	Expiration: July 2012, Exercise Price: $65.00	18	225
SIAL 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	44	5,280

			59,820

	Clothing and Clothing Accessories Stores
	Tiffany & Company
TIF 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	27	3,456
TIF 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	15	6,112
TIF 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	26	13,455
TIF 130216P00047500	Expiration: February 2013, Exercise Price $47.50	20	6,800

			29,823

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Computer and Electronic Product Manufacturing
	Anaren, Inc.
ANEN 120721P00017500	Expiration: July 2012, Exercise Price: $17.50	100	$2,000
ANEN 121020P00017500	Expiration: October 2012, Exercise Price: $17.50	113	7,345
	Rockwell Collins, Inc.
COL 120721P00050000	Expiration: July 2012, Exercise Price: $50.00	10	1,350
COL 121020P00050000	Expiration: October 2012, Exercise Price: $50.00	20	6,300

			16,995

	Couriers and Messengers
	FedEx Corp.
FDX 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	13	3,029
FDX 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	31	10,230
FDX 140118P00075000	Expiration: January 2014, Exercise Price: $75.00	4	2,880
FDX 140118P00077500	Expiration: January 2014, Exercise Price: $77.50	3	2,385
	United Parcel Service — Class B
UPS 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	12	876
UPS 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	12	1,338
UPS 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	23	4,140
UPS 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	10	3,030
UPS 140118P00072500	Expiration: January 2014, Exercise Price: $72.50	4	2,720

			30,628

	Credit Intermediation and Related Activities
	American Express Company
AXP 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	18	2,196

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Credit Intermediation and Related Activities — (Continued)
	Annaly Capital Management Inc.
NLY 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	105	$5,355
	Bank of America Corporation
BAC 130119P00005000	Expiration: January 2013, Exercise Price: $5.00	60	1,350
BAC 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	135	10,598
	The Bank of New York Mellon Corporation
BK 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	100	13,250
BK 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	84	17,808
	M&T Bank Corporation
MTB 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	15	4,012
MTB 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	15	5,925
MTB 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	17	9,690
MTB 130119P00085000	Expiration: January 2013, Exercise Price: $85.00	6	4,890
	Northern Trust Corp.
NTRS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	6	555
NTRS 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	41	7,483
	State Street Corporation
STT 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	10	830
STT 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	62	8,432
STT 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	10	1,695
STT 130119P00042000	Expiration: January 2013, Exercise Price: $42.00	11	3,278
	U.S. Bancorp
USB 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	40	1,360

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Credit Intermediation and Related Activities — (Continued)
	U.S. Bancorp — (Continued)
USB 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	40	$1,820

			100,527

	Data Processing, Hosting and Related Services
	CoreLogic, Inc.
CLGX 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	80	1,400

	Defense
	CACI International Inc. — Class A
CACI 120922P00055000	Expiration: September 2012, Exercise Price: $55.00	46	14,030
CACI 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	24	6,180
	Northrop Grumman Corporation
NOC 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	22	1,980
NOC 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	5	600
NOC 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	22	3,410

			26,200

	Depository Credit Intermediation
	HDFC Bank Ltd. — ADR
HDB 120721P00030000	Expiration: July 2012, Exercise Price: $30.00	10	250
HDB 121020P00030000	Expiration: October 2012, Exercise Price: $30.00	38	5,510

			5,760

	E-Commerce
	IAC/InterActiveCorp
IACI 121020P00040000	Expiration: October 2012, Exercise Price: $40.00	20	2,650
IACI 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	25	5,625

			8,275

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Electric Power Distribution
	Exelon Corporation
EXC1 120721P00032000	Expiration: July 2012, Exercise Price: $32.00	5	$37

	Fabricated Metal Product Manufacturing
	McDermott International, Inc.
MDR 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	200	9,000
MDR 130119P00009000	Expiration: January 2013, Exercise Price: $9.00	121	9,378
MDR 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	145	16,312

			34,690

	Food Manufacturing
	Archer-Daniels-Midland Company
ADM 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	152	14,212
ADM 130119P00028000	Expiration: January 2013, Exercise Price: $28.00	5	900
	Bunge Limited
BG 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	31	6,898
BG 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	6	3,630
BG 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	10	6,050
	ConAgra Foods, Inc.
CAG 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	12	600
CAG 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	102	10,200
	Dean Foods Company
DF 130119P00007500	Expiration: January 2013, Exercise Price: $7.50	40	500
	Kellogg Company
K 130119P00047500	Expiration: January 2013, Exercise Price: $47.50	42	7,245
	Mead Johnson Nutrition Company
MJN 130216P0007000	Expiration: February 2013, Exercise Price: $7.00	5	1,850

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Food Manufacturing — (Continued)
	Unilever NV
UN 120818P00030000	Expiration: August 2012, Exercise Price: $30.00	87	$1,522
UN 121117P00030000	Expiration: November 2012, Exercise Price: $30.00	41	2,870

			56,477

	Funds, Trusts, and Other Financial Vehicles
	Entertainment Properties Trust
EPR 121020P00045000	Expiration: October 2012, Exercise Price: $45.00	20	10,100
	iShares MSCI Japan Index Fund
EWJ 130119P00009000	Expiration: January 2013, Exercise Price: $9.00	443	18,606
	Market Vectors Gold Miners ETF
GDX 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	47	12,525
GDX 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	23	8,855
GDX 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	11	5,280
GDX 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	14	10,955
	Market Vectors Junior Gold Miners ETF
GDXJ 130119P00020630	Expiration: January 2013, Exercise Price: $20.63	10	3,650
GDXJ 130119P00021630	Expiration: January 2013, Exercise Price: $21.63	30	12,900
GDXJ 130119P00024630	Expiration: January 2013, Exercise Price: $24.63	15	9,975
GDXJ 130119P00027630	Expiration: January 2013, Exercise Price: $27.63	15	13,800

			106,646

	Gaming
	Las Vegas Sands Corp.
LVS 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	12	2,490

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Gaming — (Continued)
	Las Vegas Sands Corp. — (Continued)
LVS 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	22	$8,085

			10,575

	General Merchandise Stores
	J.C. Penney Company, Inc.
JCP 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	32	13,760
JCP 130119P00029000	Expiration: January 2013, Exercise Price: $29.00	35	24,763
	Sears Holdings Corporation
SHLD1 130119P00055000	Expiration: January 2013, Exercise Price: $55.00	12	11,730

			50,253

	Holding Company
	Berkshire Hathaway Inc. — Class B
BRKB 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	10	1,240
BRKB 130119P00072500	Expiration: January 2013, Exercise Price: $72.50	31	4,696
BRKB 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	14	2,702
	Leucadia National Corporation
LUK 120922P00022500	Expiration: September 2012, Exercise Price: $22.50	64	12,640
LUK 120922P00025000	Expiration: September 2012, Exercise Price: $25.00	46	18,400
LUK 121222P00020000	Expiration: December 2012, Exercise Price: $20.00	55	8,113
LUK 121222P00022500	Expiration: December 2012, Exercise Price: $22.50	13	3,510

			51,301

	Insurance Carriers and Related Activities
	American International Group, Inc.
AIG 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	30	2,535
AIG 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	93	11,765

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Insurance Carriers and Related Activities — (Continued)
	American International Group, Inc. — (Continued)
AIG 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	30	$7,830
	China Life Insurance Co., Ltd. —ADR
LFC 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	32	7,440
	Greenlight Capital Re, Ltd. — Class A
GLRE 120818P00022500	Expiration: August 2012, Exercise Price: $22.50	30	300
	Loews Corporation
L 120922P00035000	Expiration: September 2012, Exercise Price: $35.00	93	2,093
L 121222P00035000	Expiration: December 2012, Exercise Price: $35.00	15	1,050
	Marsh & McLennan Companies, Inc.
MMC 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	70	9,275
MMC 140118P00025000	Expiration: January 2014, Exercise Price: $25.00	16	2,480
	The Progressive Corporation
PGR 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	29	1,450
PGR 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	40	4,500

			50,718

	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works)
	Hugoton Royalty Trust
HGT 121117P00012500	Expiration: November 2012, Exercise Price: $12.50	70	35,700
	San Juan Basin Royalty Trust
SJT 121020P00015000	Expiration: October 2012, Exercise Price: $15.00	153	27,158

			62,858

	Machinery Manufacturing
	Lindsay Corporation
LNN 120922P00060000	Expiration: September 2012, Exercise Price: $60.00	55	14,850

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Management of Companies and Enterprises
	The Goldman Sachs Group, Inc.
GS 130119P00090000	Expiration: January 2013, Exercise Price: $90.00	5	$3,637
GS 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	11	10,257
	JPMorgan Chase & Co.
JPM 130119P00028000	Expiration: January 2013, Exercise Price: $28.00	15	2,145
JPM 130119P00034000	Expiration: January 2013, Exercise Price: $34.00	11	3,493
JPM 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	21	9,660

			29,192

	Manufactured Brands
	Jarden Corporation
JAH 120721P00030000	Expiration: July 2012, Exercise Price: $30.00	66	825

	Merchant Wholesalers, Nondurable Goods
	Molson Coors Brewing Company — Class B
TAP 120721P00040000	Expiration: July 2012, Exercise Price: $40.00	30	600
TAP 121020P00040000	Expiration: October 2012, Exercise Price: $40.00	68	9,010

			9,610

	Mining (except Oil and Gas)
	Barrick Gold Corporation
ABX 130119P00038000	Expiration: January 2013, Exercise Price: $38.00	24	10,320
ABX 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	53	28,753
ABX 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	8	5,960
ABX 140118P00035000	Expiration: January 2014, Exercise Price: $35.00	6	3,495
ABX 140118P00045000	Expiration: January 2014, Exercise Price: $45.00	9	10,755

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Mining (except Oil and Gas) — (Continued)
	Cameco Corporation
CCJ 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	14	$700
CCJ 130119P00018000	Expiration: January 2013, Exercise Price: $18.00	99	10,642
CCJ 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	51	8,670
CCJ 130119P00021000	Expiration: January 2013, Exercise Price: $21.00	4	860
CCJ 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	40	10,500
	Franco-Nevada Corporation
FNV 120721P00035000	Expiration: July 2012, Exercise Price: $35.00	40	100
FNV 121020P00040000	Expiration: October 2012, Exercise Price: $40.00	40	5,100
	Freeport-McMoRan Copper & Gold Inc.
FCX 130119P00029500	Expiration: January 2013, Exercise Price: $29.50	30	6,690
FCX 130119P00033000	Expiration: January 2013, Exercise Price: $33.00	65	23,400
FCX 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	11	5,115
	Harry Winston Diamond Corporation
HWD 120818P00010000	Expiration: August 2012, Exercise Price: $10.00	50	1,375
HWD 120818P00012500	Expiration: August 2012, Exercise Price: $12.50	110	16,225
HWD 121117P00012500	Expiration: November 2012, Exercise Price: $12.50	163	32,600
	Newmont Mining Corporation
NEM 130119P00046000	Expiration: January 2013, Exercise Price: $46.00	29	11,020
NEM 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	39	28,470
NEM 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	10	13,225
	Novagold Resources, Inc.
NG1 140118P00007000	Expiration: January 2014, Exercise Price: $7.00	285	71,250

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Mining (except Oil and Gas) — (Continued)
	Rio Tinto PLC — ADR
RIO 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	22	$15,840
RIO 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	20	17,300
RIO 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	12	17,220
	Royal Gold, Inc.
RGLD 130119P00060000	Expiration: January 2013, Exercise Price: $60.00	4	780
RGLD 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	4	1,000
	Vale SA
VALE 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	80	47,400

			404,765

	Miscellaneous Manufacturing
	3M Co.
MMM 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	10	945
MMM 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	23	2,541
	International Game Technology
IGT 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	118	6,785
IGT 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	131	17,685

			27,956

	Motion Picture and Sound Recording Industries
	DreamWorks Animation SKG, Inc. — Class A
DWA 120922P00015000	Expiration: September 2012, Exercise Price: $15.00	58	1,305
DWA 120922P00017500	Expiration: September 2012, Exercise Price: $17.50	105	7,087
DWA 121222P00017500	Expiration: December 2012, Exercise Price: $17.50	80	10,200

			18,592

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Motor Vehicle and Parts Dealers
	AutoNation, Inc.
AN 121020P00029000	Expiration: October 2012, Exercise Price: $29.00	80	$4,200
	Penske Automotive Group, Inc.
PAG 120818P00020000	Expiration: August 2012, Exercise Price: $20.00	105	9,187

			13,387

	Non-Store Retailers
	Amazon.com, Inc.
AMZN 130119P00150000	Expiration: January 2013, Exercise Price: $150.00	5	1,913
AMZN 130119P00165000	Expiration: January 2013, Exercise Price: $165.00	2	1,105
AMZN 130119P00170000	Expiration: January 2013, Exercise Price: $170.00	2	1,240
AMZN 130119P00180000	Expiration: January 2013, Exercise Price: $180.00	4	3,140
	eBay, Inc.
EBAY 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	60	3,360
	Sotheby’s
BID 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	55	8,800
BID 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	45	14,625

			34,183

	Oil and Gas and Consumable Fuels
	China Petroleum and Chemical Corporation — ADR
SNP 121020P00100000	Expiration: October 2012, Exercise Price: $100.00	37	52,170
	PetroChina Company Ltd. — ADR
PTR 130119P00115000	Expiration: January 2013, Exercise Price: $115.00	9	6,210
PTR 130119P00125000	Expiration: January 2013, Exercise Price: $125.00	16	16,240

			74,620

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Oil and Gas Extraction
	Canadian Natural Resources Ltd.
CNQ 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	78	$38,220
CNQ 130119P00031000	Expiration: January 2013, Exercise Price: $31.00	13	7,280
CNQ 130119P00033000	Expiration: January 2013, Exercise Price: $33.00	26	18,590
CNQ 130119P00037000	Expiration: January 2013, Exercise Price: $37.00	12	12,720
	Cenovus Energy Inc.
CVE 120922P00030000	Expiration: September 2012, Exercise Price: $30.00	35	5,163
	CNOOC Ltd. — ADR
CEO 120922P00180000	Expiration: September 2012, Exercise Price: $180.00	14	8,260
CEO 121222P00180000	Expiration: December 2012, Exercise Price: $180.00	5	5,575
	Encana Corporation
ECA 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	205	27,675
ECA 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	13	7,150
	EXCO Resources, Inc.
XCO 120922P00005000	Expiration: September 2012, Exercise Price: $5.00	104	1,040
XCO 120922P00006000	Expiration: September 2012, Exercise Price: $6.00	40	1,300
	Occidental Petroleum Corporation
OXY 140118P00055000	Expiration: January 2014, Exercise Price: $55.00	64	29,440
	Penn West Petroleum Ltd.
PWE 121222P00014000	Expiration: December 2012, Exercise Price: $14.00	172	30,960
	Petroleo Brasileiro S.A. — ADR
PBR 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	41	21,627
PBR 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	101	69,942
PBR 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	8	13,340

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Oil and Gas Extraction — (Continued)
	Sasol Ltd. — ADR
SSL 120922P00045000	Expiration: September 2012, Exercise Price: $45.00	20	$10,100
SSL 121222P00040000	Expiration: December 2012, Exercise Price: $40.00	24	9,720
SSL 121222P00045000	Expiration: December 2012, Exercise Price: $45.00	15	8,850
	StatoilHydro ASA — ADR
STO 120721P00022500	Expiration: July 2012, Exercise Price: $22.50	66	990
STO 121020P00022500	Expiration: October 2012, Exercise Price: $22.50	106	9,540
	Suncor Energy, Inc.
SU 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	6	2,250
SU 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	85	42,075
SU 140118P00030000	Expiration: January 2014, Exercise Price: $30.00	33	20,707
	Total SA — ADR
TOT 130119P00045000	Expiration: January 2013, Exercise Price: $45.00	84	34,440
	WPX Energy Inc.
WPX 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	141	23,618

			460,572

	Personal and Laundry Services
	Weight Watchers International, Inc.
WTW 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	40	56,400

	Petroleum and Coal Products Manufacturing
	CVR Energy, Inc.
CVI 120922P00022500	Expiration: September 2012, Exercise Price: $22.50	90	3,375
CVI 120922P00025000	Expiration: September 2012, Exercise Price: $25.00	99	10,642

			14,017

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Pharmaceuticals and Biotechnology
	Novartis AG — ADR
NVS 130119P00047500	Expiration: January 2013, Exercise Price: $47.50	22	$1,485
NVS 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	20	2,200
NVS 130119P00052500	Expiration: January 2013, Exercise Price: $52.50	30	5,025
	Sanofi — ADR
SNY 120922P00034000	Expiration: September 2012, Exercise Price: $34.00	22	1,045
SNY 121222P00034000	Expiration: December 2012, Exercise Price: $34.00	73	7,847

			17,602

	Pipeline Transportation
	The Williams Companies, Inc.
WMB1 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	80	14,400
WMB1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	15	2,888

			17,288

	Primary Metal Manufacturing
	Commercial Metals Company
CMC 120922P00011000	Expiration: September 2012, Exercise Price: $11.00	50	2,125
	Mueller Industries, Inc.
MLI 120922P00035000	Expiration: September 2012, Exercise Price: $35.00	30	5,325
MLI 120922P00040000	Expiration: September 2012, Exercise Price: $40.00	22	5,115
MLI 121222P00035000	Expiration: December 2012, Exercise Price: $35.00	20	4,750

			17,315

	Professional, Scientific, and Technical Services
	Automatic Data Processing, Inc.
ADP 130119P00050000	Expiration: January 2013, Exercise Price: $50.00	32	4,880

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Professional, Scientific, and Technical Services — (Continued)
	comScore Inc.
SCOR 120922P00017500	Expiration: September 2012, Exercise Price: $17.50	30	$6,525

			11,405

	Publishing Industries (except Internet)
	News Corporation — Class A
NWSA 130119P00017500	Expiration: January 2013, Exercise Price: $17.50	225	10,688

	Rail Transportation
	Canadian National Railway Company
CNI 120721P00065000	Expiration: July 2012, Exercise Price: $65.00	29	145
CNI 121020P00065000	Expiration: October 2012, Exercise Price: $65.00	10	600
CNI 121020P00075000	Expiration: October 2012, Exercise Price: $75.00	8	1,320
CNI 130119P00075000	Expiration: January 2013, Exercise Price: $75.00	6	1,800
	Canadian Pacific Railway Limited
CP 120922P00060000	Expiration: September 2012, Exercise Price: $60.00	4	250
CP 121222P00065000	Expiration: December 2012, Exercise Price: $65.00	22	7,755
CP 121222P00070000	Expiration: December 2012, Exercise Price: $70.00	30	15,150
	CSX Corporation
CSX 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	178	19,580
	Norfolk Southern Corporation
NSC 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	15	3,750
NSC 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	32	9,920
NSC 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	15	7,275
	Union Pacific Corporation
UNP 130119P00090000	Expiration: January 2013, Exercise Price: $90.00	4	894

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Rail Transportation — (Continued)
	Union Pacific Corporation — (Continued)
UNP 130119P00097500	Expiration: January 2013, Exercise Price: $97.50	7	$2,222
UNP 130119P00100000	Expiration: January 2013, Exercise Price: $100.00	26	9,620

			80,281

	Real Estate
	Boston Properties, Inc.
BXP 130119P00077500	Expiration: January 2013, Exercise Price: $77.50	2	255
BXP 130119P00095000	Expiration: January 2013, Exercise Price: $95.00	8	2,480
	CBRE Group, Inc. — Class A
CBG 121222P00017000	Expiration: December 2012, Exercise Price: $17.00	105	22,575
	Forest City Enterprises, Inc. — Class A
FCEA 120922P00012500	Expiration: September 2012, Exercise Price: $12.50	17	468
	General Growth Properties, Inc.
GGP 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	90	4,635
	The Howard Hughes Corporation
HHC 120721P00045000	Expiration: July 2012, Exercise Price: $45.00	40	900
HHC 121020P00055000	Expiration: October 2012, Exercise Price: $55.00	18	3,015
	Jones Lang LaSalle Incorporated
JLL 121222P00060000	Expiration: December 2012, Exercise Price: $60.00	6	1,980
JLL 121222P00070000	Expiration: December 2012, Exercise Price: $70.00	4	2,800
	Vornado Realty Trust — REIT
VNO 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	11	2,310
VNO 130119P00080000	Expiration: January 2013, Exercise Price: $80.00	33	15,180

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Real Estate — (Continued)
	Washington REIT
WRE 121020P00025000	Expiration: October 2012, Exercise Price: $25.00	30	$1,350

			57,948

	Restaurants
	The Wendy’s Company
WEN 130119P00005000	Expiration: January 2013, Exercise Price: $5.00	750	45,000

	Satellite Telecommunications
	Dish Network Corp. — Class A
DISH 130119P00026000	Expiration: January 2013, Exercise Price: $26.00	25	5,312

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities
	CBOE Holdings Inc.
CBOE 120922P00024000	Expiration: September 2012, Exercise Price: $24.00	50	1,250
CBOE 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	122	13,115
	The Charles Schwab Corporation
SCHW 130119P00010000	Expiration: January 2013, Exercise Price: $10.00	50	1,875
SCHW 130119P00012500	Expiration: January 2013, Exercise Price: $12.50	201	22,613
SCHW 130119P00015000	Expiration: January 2013, Exercise Price: $15.00	50	12,875
	CME Group Inc.
CME 130119P00220000	Expiration: January 2013, Exercise Price: $220.00	2	1,870
CME 130119P00240000	Expiration: January 2013, Exercise Price: $240.00	8	11,360
CME 130119P00260000	Expiration: January 2013, Exercise Price: $260.00	6	12,810
	Invesco Ltd.
IVZ 120721P00020000	Expiration: July 2012, Exercise Price: $20.00	55	275
IVZ 121020P00021000	Expiration: October 2012, Exercise Price: $21.00	14	1,505

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities — (Continued)
	Invesco Ltd. — (Continued)
IVZ 121020P00022500	Expiration: October 2012, Exercise Price: $22.50	113	$18,645
	Interactive Brokers Group, Inc. — Class A
IBKR 130119P00013210	Expiration: January 2013, Exercise Price: $13.21	50	2,625
	KKR & Co. L.P.
KKR 130119P00011000	Expiration: January 2013, Exercise Price: $11.00	120	8,700

			109,518

	Support Activities for Mining
	Halliburton Company
HAL 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	11	5,610
HAL 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	70	51,450

			57,060

	Support Activities for Transportation
	The Brink’s Company
BCO 120922P00022500	Expiration: September 2012, Exercise Price: $22.50	120	14,700
	Expeditors International of Washington, Inc.
EXPD 130119P00037500	Expiration: January 2013, Exercise Price: $37.50	78	22,230
EXPD 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	53	21,465
	Grupo Aeroportuario del Pacifico SAB de CV — ADR
PAC 120721P00030000	Expiration: July 2012, Exercise Price: $30.00	21	525
PAC 121020P00035000	Expiration: October 2012, Exercise Price: $35.00	25	1,000

			59,920

	Telecommunications
	China Unicom (Hong Kong) Ltd. — ADR
CHU 120721P00017000	Expiration: July 2012, Exercise Price: $17.00	70	30,800

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Telecommunications — (Continued)
	China Unicom (Hong Kong) Ltd. — (Continued)
CHU 121020P00016000	Expiration: October 2012, Exercise Price: $16.00	57	$20,235
	Vodafone Group PLC — ADR
VOD1 130119P00022500	Expiration: January 2013, Exercise Price: $22.50	45	1,463
VOD 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	49	1,960
VOD 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	43	2,688
VOD1 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	25	1,563

			58,709

	Transportation Equipment Manufacturing
	The Boeing Company
BA 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	5	1,328
BA 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	19	6,223
BA 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	7	2,835
	Federal-Mogul Corporation
FDML 120721P00012500	Expiration: July 2012, Exercise Price: $12.50	33	5,033
FDML 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	112	22,400
FDML 121020P00015000	Expiration: October 2012, Exercise Price: $15.00	50	20,250
	General Dynamics Corporation
GD 130119P00062500	Expiration: January 2013, Exercise Price: $62.50	22	7,920
GD 130119P00065000	Expiration: January 2013, Exercise Price: $65.00	30	13,650
	Lear Corporation
LEA 120922P00035000	Expiration: September 2012, Exercise Price: $35.00	30	4,200
LEA 120922P00040000	Expiration: September 2012, Exercise Price: $40.00	36	14,940

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Transportation Equipment Manufacturing — (Continued)
	Oshkosh Corporation
OSK 130119P00020000	Expiration: January 2013, Exercise Price: $20.00	75	$17,250
OSK 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	85	44,625
	Toyota Motor Corporation — ADR
TM 130119P00067500	Expiration: January 2013, Exercise Price: $67.50	21	3,717
TM 130119P00070000	Expiration: January 2013, Exercise Price: $70.00	7	1,550
TM 130119P00072500	Expiration: January 2013, Exercise Price: $72.50	10	2,800

			168,721

	U.S. Equity Exchanges
	The NASDAQ OMX Group, Inc.
NDAQ 130119P00022000	Expiration: January 2013, Exercise Price: $22.00	55	10,175
NDAQ 130119P00024000	Expiration: January 2013, Exercise Price: $24.00	32	9,360
NDAQ 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	66	23,100
	NYSE Euronext
NYX 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	16	2,160
NYX 130119P00025000	Expiration: January 2013, Exercise Price: $25.00	141	29,469

			74,264

	Utilities
	Cadiz Inc.
CDZI 121117P00007500	Expiration: November 2012, Exercise Price: $7.50	232	30,160
CDZI 121117P00010000	Expiration: November 2012, Exercise Price: $10.00	45	14,400
	Cia de Saneamento Basico do Estado
SBS 120721P00050000	Expiration: July 2012, Exercise Price: $50.00	40	1,000

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Utilities — (Continued)
	FirstEnergy Corp.
FE 130119P00035000	Expiration: January 2013, Exercise Price: $35.00	10	$250
FE 130119P00038000	Expiration: January 2013, Exercise Price: $38.00	28	980
FE 130119P00040000	Expiration: January 2013, Exercise Price: $40.00	45	2,363
FE 130119P00043000	Expiration: January 2013, Exercise Price: $43.00	31	2,790
	Great Plains Energy Inc.
GXP 120922P00020000	Expiration: September 2012, Exercise Price: $20.00	40	1,700
	Huaneng Power International, Inc. — ADR
HNP 120818P00022500	Expiration: August 2012, Exercise Price: $22.50	20	1,700
HNP 121117P00020000	Expiration: November 2012, Exercise Price: $20.00	165	10,312
HNP 121117P00022500	Expiration: November 2012, Exercise Price: $22.50	11	1,870
	Korea Electric Power Corporation — ADR
KEP 120922P00010000	Expiration: September 2012, Exercise Price: $10.00	25	6,063
	National Grid PLC — ADR
NGG 120922P00045000	Expiration: September 2012, Exercise Price: $45.00	20	550
NGG 120922P00050000	Expiration: September 2012, Exercise Price: $50.00	11	687
NGG 121222P00050000	Expiration: December 2012, Exercise Price: $50.00	20	3,200
	Pepco Holdings, Inc.
POM 120818P00017500	Expiration: August 2012, Exercise Price: $17.50	20	250
	PICO Holdings, Inc.
PICO 120721P00020000	Expiration: July 2012, Exercise Price: $20.00	45	112
PICO 121020P00022500	Expiration: October 2012, Exercise Price: $22.50	137	16,440

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

The Multi-Disciplinary Portfolio

Portfolio of Options Written — June 30, 2012 (Unaudited) — (Continued)

Identifier		Contracts*	Value
	Utilities — (Continued)
	Utilities Select Sector SPDR Fund
XLU 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	30	$1,215
XLU 130119P00031000	Expiration: January 2013, Exercise Price: $31.00	12	552
XLU 130119P00032000	Expiration: January 2013, Exercise Price: $32.00	50	2,500
	Veolia Environnement — ADR
VE 120721P00010000	Expiration: July 2012, Exercise Price: $10.00	135	1,688
VE 120721P00012500	Expiration: July 2012, Exercise Price: $12.50	38	1,520
VE 121020P00012500	Expiration: October 2012, Exercise Price: $12.50	219	25,185

			127,487

	Waste Management and Remediation Services
	Republic Services, Inc.
RSG 121020P00025000	Expiration: October 2012, Exercise Price: $25.00	100	7,000
RSG 121020P00030000	Expiration: October 2012, Exercise Price: $30.00	7	2,730
	Waste Management, Inc.
WM 130119P00030000	Expiration: January 2013, Exercise Price: $30.00	83	7,263

			16,993

	Water Transportation
	Carnival Corporation
CCL 130119P00023000	Expiration: January 2013, Exercise Price: $23.00	60	2,550

	TOTAL PUT OPTIONS WRITTEN (premiums received ($3,513,904))		$2,973,268

* — 100 Shares Per Contract

ADR — American Depository Receipt

ETF — Exchange Traded Fund

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities

June 30, 2012 (Unaudited)

	The Internet Portfolio	The Global Portfolio
ASSETS:
Investments, at value(1)(2)	$142,267,899	$5,684,388
Foreign currencies, at value(3)	—	388
Cash	—	557,482
Receivable for contributed capital	13,859	9,694
Dividends and interest receivable	44,412	11,897
Other accounts receivable	99,877	—
Other assets	8,871	1,407

Total Assets	142,434,918	6,265,256

LIABILITIES:
Payable to Adviser	108,555	5,277
Payable to Trustees and Officers	2,051	92
Payable for collateral received for securities loaned	33,604,664	899,835
Payable for withdrawn capital	20,363	230
Accrued expenses and other liabilities	30,148	10,365

Total Liabilities	33,765,781	915,799

Net Assets	$108,669,137	$5,349,457

(1)Cost of investments	$117,030,768	$5,792,194

(2)Includes loaned securities with a market value of	$33,160,937	$888,215

(3)Cost of foreign currencies	$—	$382

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2012 (Unaudited)

	The Paradigm Portfolio	The Medical Portfolio
ASSETS:
Investments, at value(1)(2)	$1,080,263,714	$26,377,343
Cash	4,116,029	—
Receivable for contributed capital	408,014	531
Receivable for investments sold	526,521	—
Dividends and interest receivable	697,847	17,620
Other assets	228,992	3,505

Total Assets	1,086,241,117	26,398,999

LIABILITIES:
Payable to Adviser	848,100	19,310
Payable to Trustees and Officers	16,954	369
Payable for securities purchased	310,067	—
Payable for collateral received for securities loaned	241,327,575	6,726,815
Payable for withdrawn capital	1,159,556	850
Accrued expenses and other liabilities	180,806	11,877

Total Liabilities	243,843,058	6,759,221

Net Assets	$842,398,059	$19,639,778

(1)Cost of investments	$1,111,990,217	$27,288,684

(2)Includes loaned securities with a market value of	$237,291,106	$6,484,104

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2012 (Unaudited)

	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio
ASSETS:
Investments, at value(1)(2)	$100,554,570	$50,831,137
Cash	—	5,450,856
Receivable for contributed capital	11,920	2,000
Receivable for investments sold	742,276	—
Dividends and interest receivable	161,740	24,380
Other accounts receivable	20,977	—
Other assets	7,253	4,340

Total Assets	101,498,736	56,312,713

LIABILITIES:
Payable to Adviser	82,169	43,440
Payable to Trustees and Officers	1,671	873
Payable for securities purchased	212,842	143,027
Payable for collateral received for securities loaned	19,433,095	13,290,108
Payable for withdrawn capital	201,898	64,698
Accrued expenses and other liabilities	30,393	19,853

Total Liabilities	19,962,068	13,561,999

Net Assets	$81,536,668	$42,750,714

(1)Cost of investments	$96,611,264	$49,336,864

(2)Includes loaned securities with a market value of	$18,936,489	$13,025,304

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Assets & Liabilities — (Continued)

June 30, 2012 (Unaudited)

	The Water Infrastructure Portfolio	The Multi- Disciplinary Portfolio
ASSETS:
Investments, at value(1)(2)	$7,705,072	$43,348,439
Cash	3,585,687	1,586,743
Receivable for contributed capital	7,968	1,936,304
Receivable for investments sold	—	13,286
Dividends and interest receivable	33,182	471,005
Other assets	707	874

Total Assets	11,332,616	47,356,651

LIABILITIES:
Written options, at value(3)	197,098	2,973,268
Payable to Adviser	10,917	42,139
Payable to Trustees and Officers	229	637
Payable for securities purchased	—	63,446
Payable for collateral received for securities loaned	367,584	—
Payable for withdrawn capital	4,962	39,326
Accrued expenses and other liabilities	9,788	20,538

Total Liabilities	590,578	3,139,354

Net Assets	$10,742,038	$44,217,297

(1)Cost of investments	$8,138,493	$45,068,946

(2)Includes loaned securities with a market value of	$320,304	$—

(3)Premiums received	$256,218	$3,513,904

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	The Internet Portfolio	The Global Portfolio
INVESTMENT INCOME:
Dividends†	$407,065	$32,265
Interest	107	34
Income from securities lending	35,357	17,774

Total investment income	442,529	50,073

EXPENSES:
Investment advisory fees	687,989	31,319
Administration fees	26,708	1,193
Professional fees	9,219	4,096
Fund accounting fees	14,752	4,127
Trustees’ and Officers’ fees and expenses	6,393	282
Custodian fees and expenses	8,058	695
Other expenses	1,918	82

Total expenses	755,037	41,794

Net investment income (loss)	(312,508)	8,279

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	2,353,469	19,854
Net change in unrealized appreciation of:
Investments and foreign currency	7,201,840	265,629

Net gain on investments	9,555,309	285,483

Net increase in net assets resulting from operations	$9,242,801	$293,762

† Net of foreign taxes withheld of:	$8,978	$2,855

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2012 (Unaudited)

	The Paradigm Portfolio	The Medical Portfolio
INVESTMENT INCOME:
Dividends†	$3,333,346	$250,877
Interest	192,309	54
Income from securities lending	2,639,595	21,411

Total investment income	6,165,250	272,342

EXPENSES:
Investment advisory fees	5,459,374	122,307
Administration fees	212,646	4,998
Professional fees	45,709	4,822
Fund accounting fees	100,377	3,862
Trustees’ and Officers’ fees and expenses	49,672	1,121
Custodian fees and expenses	29,438	4,390
Other expenses	17,936	498

Total expenses	5,915,152	141,998

Net investment income	250,098	130,344

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	32,269,320	379,251
Net change in unrealized appreciation of:
Investments and foreign currency	54,797,854	1,118,082

Net gain on investments	87,067,174	1,497,333

Net increase in net assets resulting from operations	$87,317,272	$1,627,677

† Net of foreign taxes withheld of:	$143,001	$15,742

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2012 (Unaudited)

	The Small Cap Opportunities Portfolio	The Market Opportunities Portfolio
INVESTMENT INCOME:
Dividends†	$605,509	$324,608
Interest	74	259
Income from securities lending	47,745	34,898

Total investment income	653,328	359,765

EXPENSES:
Investment advisory fees	533,866	283,459
Administration fees	20,997	11,216
Professional fees	7,957	6,045
Fund accounting fees	11,592	7,520
Trustees’ and Officers’ fees and expenses	4,792	2,660
Custodian fees and expenses	53,091	11,500
Other expenses	1,638	782

Total expenses	633,933	323,182

Net investment income	19,395	36,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on:
Investments and foreign currency	3,826,195	3,675,431
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	6,333,173	(163,127)

Net gain on investments	10,159,368	3,512,304

Net increase in net assets resulting from operations	$10,178,763	$3,548,887

† Net of foreign taxes withheld of:	$14,685	$19,817

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Operations — (Continued)

For the Six Months Ended June 30, 2012 (Unaudited)

	The Water Infrastructure Portfolio	The Multi- Disciplinary Portfolio
INVESTMENT INCOME:
Dividends†	$4,380	$3,049
Interest	216,522	784,907
Income from securities lending	889	3,474

Total investment income	221,791	791,430

EXPENSES:
Investment advisory fees	72,025	209,169
Administration fees	2,875	7,987
Professional fees	5,378	6,378
Fund accounting fees	2,395	12,048
Trustees’ and Officers’ fees and expenses	647	1,947
Custodian fees and expenses	4,169	7,550
Other expenses	254	324

Total expenses	87,743	245,403

Net investment income	134,048	546,027

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency	(370,053)	(363,017)
Written option contracts expired or closed	686,049	809,696
Net change in unrealized appreciation (depreciation) of:
Investments and foreign currency	295,079	(385,566)
Written option contracts	(12,469)	605,307

Net gain on investments	598,606	666,420

Net increase in net assets resulting from operations	$732,654	$1,212,447

† Net of foreign taxes withheld of:	$331	$—

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets

	The Internet Portfolio		The Global Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment income (loss)	$(312,508)	$(503,694)	$8,279	$31,333
Net realized gain (loss) on sale of investments and foreign currency	2,353,469	27,594,634	19,854	(78,538)
Net change in unrealized appreciation (depreciation) of investments and foreign currency	7,201,840	(28,538,710)	265,629	(941,649)

Net increase (decrease) in net assets resulting from operations	9,242,801	(1,447,770)	293,762	(988,854)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	737,620	4,063,222	1,307,907	2,103,045
Withdrawals	(6,368,059)	(12,825,630)	(372,836)	(2,296,401)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(5,630,439)	(8,762,408)	935,071	(193,356)

Total increase (decrease) in net assets	3,612,362	(10,210,178)	1,228,833	(1,182,210)
NET ASSETS:
Beginning of period	105,056,775	115,266,953	4,120,624	5,302,834

End of period	$108,669,137	$105,056,775	$5,349,457	$4,120,624

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Paradigm Portfolio		The Medical Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Month Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment income	$250,098	$4,195,125	$130,344	$252,935
Net realized gain on sale of investments and foreign currency	32,269,320	218,218,507	379,251	3,620,097
Net change in unrealized appreciation (depreciation) of investments and foreign currency	54,797,854	(376,870,337)	1,118,082	(2,712,697)

Net increase (decrease) in net assets resulting from operations	87,317,272	(154,456,705)	1,627,677	1,160,335

NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	22,049,721	9,416,012	330,890	4,518,994
Withdrawals	(111,595,744)	(257,783,279)	(2,525,306)	(16,164,992)

Net decrease in net assets resulting from beneficial interest transactions	(89,546,023)	(248,367,267)	(2,194,416)	(11,645,998)

Total decrease in net assets	(2,228,751)	(402,823,972)	(566,739)	(10,485,663)
NET ASSETS:
Beginning of period	844,626,810	1,247,450,782	20,206,517	30,692,180

End of period	$842,398,059	$844,626,810	$19,639,778	$20,206,517

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Small Cap Opportunities Portfolio		The Market Opportunities Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment income	$19,395	$34,452	$36,583	$149,424
Net realized gain on sale of investments and foreign currency	3,826,195	18,650,400	3,675,431	2,024,778
Net change in unrealized appreciation (depreciation) of investments and foreign currency	6,333,173	(32,965,432)	(163,127)	(5,577,434)

Net increase (decrease) in net assets resulting from operations	10,178,763	(14,280,580)	3,548,887	(3,403,232)

NET DECREASE IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	159,832	—	—	1,948,555
Withdrawals	(11,831,496)	(57,834,003)	(4,015,095)	(13,857,653)

Net decrease in net assets resulting from beneficial interest transactions	(11,671,664)	(57,834,003)	(4,015,095)	(11,909,098)

Total decrease in net assets	(1,492,901)	(72,114,583)	(466,208)	(15,312,330)
NET ASSETS:
Beginning of period	83,029,569	155,144,152	43,216,922	58,529,252

End of period	$81,536,668	$83,029,569	$42,750,714	$43,216,922

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Statements of Changes in Net Assets — (Continued)

	The Water Infrastructure Portfolio		The Multi-Disciplinary Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
OPERATIONS:
Net investment income	$134,048	$256,592	$546,027	$1,228,473
Net realized gain (loss) on sale of investments, foreign currency and written options	315,996	800,699	446,679	(56,968)
Net change in unrealized appreciation (depreciation) of investments, foreign currency and written options	282,610	(1,848,377)	219,741	(1,646,091)

Net increase (decrease) in net assets resulting from operations	732,654	(791,086)	1,212,447	(474,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	96,418	1,421,834	20,586,559	21,350,865
Withdrawals	(3,466,225)	(11,474,644)	(1,315,166)	(1,350,871)

Net increase (decrease) in net assets resulting from beneficial interest transactions	(3,369,807)	(10,052,810)	19,271,393	19,999,994

Total increase (decrease) in net assets	(2,637,153)	(10,843,896)	20,483,840	19,525,408
NET ASSETS:
Beginning of period	13,379,191	24,223,087	23,733,457	4,208,049

End of period	$10,742,038	$13,379,191	$44,217,297	$23,733,457

The accompanying notes are an integral part of these financial statements.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.    Organization

The Kinetics Portfolios Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 14, 2000 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its beneficial interests in series, each series representing a distinct portfolio with its own investment objective and policies. The series currently authorized are: The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio (collectively, the “Master Portfolios”). Pursuant to the 1940 Act, the Master Portfolios, are “non-diversified” series of the Trust. The Market Opportunities Portfolio commenced operations on January 31, 2006, The Water Infrastructure Portfolio commenced operations on June 29, 2007 and The Multi-Disciplinary Portfolio commenced operations on February 11, 2008. Each of the remaining Master Portfolios commenced operations on April 28, 2000.

Each Master Portfolio is a Master Investment Portfolio in a master-feeder fund structure. Each Master Portfolio has multiple feeder funds invested in the Master Portfolio. By contributing assets to the Master Portfolio, the feeder funds receive a beneficial interest in the Master Portfolio. The Master Portfolio then invests the contributed assets in portfolio securities and allocates income, gains (losses) and expenses to the feeder funds based on the feeder funds’ proportionate interests in the Master Portfolio.

Each of the Master Portfolios, except for The Multi-Disciplinary Portfolio, seeks to provide investors with long-term capital growth. The Multi-Disciplinary Portfolio seeks to provide investors with total return. The Internet Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in the Internet and Internet-related activities. The Global Portfolio generally invests in the equity securities of foreign companies that have the ability to facilitate an increase in the growth of their traditional business lines and in U.S. companies benefiting from international economic growth. The Paradigm Portfolio invests primarily in the equity securities of U.S. and foreign companies that the investment adviser believes are undervalued and that have high returns on equity and are well positioned to reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues. The Medical Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in medical research, pharmaceutical

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

treatments and related medical technology industries and related technology industries, generally, with a focus on companies engaged in cancer research and drug development. The Small Cap Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign small capitalized companies that provide attractive valuation opportunities due to special situations such as lack of institutional ownership, lack of significant analyst coverage or companies with sound fundamentals that have experienced a short-term earnings shortfall. The Market Opportunities Portfolio invests primarily in the equity securities of U.S. and foreign companies engaged in capital markets or related to capital markets, as well as companies involved in the gaming industry. The Water Infrastructure Portfolio invests primarily in securities and derivatives issued by U.S. and foreign companies engaged in water infrastructure and natural resources with a specific water theme and related activities. The Multi-Disciplinary Portfolio utilizes a two-part investment strategy, which includes fixed income and derivatives components.

2.    Significant Accounting Policies

Security Valuation

Master Portfolio securities that are listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the NYSE, “fair value” will be determined. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If the composite option price is not available, the mean between the highest bid and the lowest asked quotations at the close of the exchanges will be used. If none of the above are available, exchange traded options are valued at the last quoted sales price. Non-exchange traded options for which over-the-counter quotations are not readily available are valued at the

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

mean of the current bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios. In determining the fair value of a security, the Board of Trustees shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor; and (vii) the liquidity or illiquidity of the market for the security. At June 30, 2012, 0.00%, 0.00%, 0.00%, and 0.00% of the net assets of The Internet Portfolio, The Paradigm Portfolio, The Small Cap Portfolio, and The Market Opportunities Portfolio, respectively, were fair valued securities.

Repurchase Agreements

Each Master Portfolio may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Master Portfolio receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Master Portfolio in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Master Portfolio may be delayed or limited.

Written Options

The Master Portfolios may write (sell) call or put options for trading or hedging purposes. When a Master Portfolio writes an option, an amount equal to the premium received by the Master Portfolio is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

is subsequently marked-to-market to reflect the current value of the option written. By writing the option, the Master Portfolio may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. When an option expires on its stipulated expiration date or the Master Portfolio enters into a closing purchase transaction, the Master Portfolio realizes a gain or loss if the cost of the closing transaction differs from the premium received when the option was sold, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Master Portfolio realizes a gain or loss from the sale of the security (or closing of the short sale). As collateral for uncovered written options, the Master Portfolio is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the exercise price of the purchase obligation for put options or the market value of the instrument underlying the contract for call options.

Foreign Currency Translations

The books and records of the Master Portfolios are maintained in U.S. dollars. For the Master Portfolios, foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Master Portfolios do not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Master Portfolios do isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising between trade date and settlement date.

Restricted and Illiquid Securities

The Master Portfolios may invest in restricted securities. These securities are valued by the Master Portfolios after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer’s financial performance.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

The Master Portfolios have no right to require registration of unregistered securities. At June 30, 2012 the following Master Portfolios held securities restricted to institutional investors (144A Securities):

	Market Value	Percentage of Net Assets
The Multi-Disciplinary Portfolio	$7,103,200	16.06%

An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Master Portfolio has valued the investment. At June 30, 2012, the following Master Portfolios held illiquid securities:

	Market Value		Percentage of Net Assets
The Internet Portfolio	$0	*	0.00%
The Paradigm Portfolio	0	*	0.00
The Small Cap Opportunities Portfolio	0	*	0.00
The Market Opportunities Portfolio	0	*	0.00

*	Amount is less than $0.50.

When-Issued Securities

The Master Portfolios may purchase securities on a when-issued or delayed delivery basis. Although the purchase amounts of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date. The Master Portfolios record purchases of when-issued securities and reflect the values of such securities in determining net asset value in the same manner as other portfolio securities. The Master Portfolios maintain at all times cash or other liquid assets in an amount at least equal to the amount of outstanding commitments for when-issued securities.

Securities Lending

Each Master Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker dealers or indirectly through repurchase agreements with respect to no more than 33 1/3% of the total assets of each Master Portfolio (including any collateral posted) or 50% of the total assets of each Master Portfolio (excluding any collateral posted). Securities lending and repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. The Master Portfolios receive interest on the collateral received as well as a fee for the securities loaned.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Short-Term Investments

The Portfolios may invest in money market funds and short-term high quality debt securities such as commercial paper, repurchase agreements and certificates of deposit. Money market funds typically invest in short-term instruments and attempt to maintain a stable net asset value. While the risk is low, these funds may lose value. At June 30, 2012, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio, and the Multi-Disciplinary Portfolio invested approximately 31%, 17%, 29%, 34%, 24%, 31%, 3%, and 0%, respectively, of net assets in the Mount Vernon Securities Lending Trust-Prime Portfolio which normally invests in short-term instruments with an objective of maximizing current income to the extent consistent with the preservation of capital and liquidity. Mount Vernon Securities Lending Trust-Prime Portfolio’s financial statements are available on the SEC website www.sec. gov.

Expense Allocation

Common expenses incurred by the Master Portfolios are allocated among the Master Portfolios (i) based upon relative average net assets, (ii) as incurred on a specific identification basis, or (iii) equally among the Master Portfolios, depending on the nature of the expenditure. All expenses incurred by the Master Portfolios are allocated to the feeder funds daily based on their proportionate interests in the respective Master Portfolios.

Federal Income Taxes

Each Master Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in a Master Portfolio will be subject to taxation on its share of the Master Portfolio’s ordinary income and capital gains. It is intended that each Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of subchapter M of the Internal Revenue Code.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. As of June 30, 2012, open tax years include the tax years ended December 31, 2008 through 2011. The Master Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next six months.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Other

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Other noncash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.    Investment Adviser

The Trust has entered into Investment Advisory Agreements (the “Agreements”) with Kinetics Asset Management LLC (the “Adviser”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Master Portfolios. The Adviser is a wholly-owned subsidiary of Horizon Kinetics LLC. Under the terms of the Agreements, the Master Portfolios compensate the Adviser for its management services at the annual rate of 1.25% of each Master Portfolio’s average daily net assets.

For the six months ended June 30, 2012, The Internet Portfolio, The Global Portfolio, The Paradigm Portfolio, The Medical Portfolio, The Small Cap Opportunities Portfolio, The Market Opportunities Portfolio, The Water Infrastructure Portfolio and The Multi-Disciplinary Portfolio incurred expenses of $687,989, $31,319, $5,459,374, $122,307, $533,866, $283,459, $72,025 and $209,169, respectively, pursuant to the Agreements.

For the six months ended June 30, 2012, the Trust was allocated $12,000 for the services of the Chief Compliance Officer employed by the Adviser.

4.     Approval of Investment Advisory Agreements by Trustees of Kinetics Portfolios Trust

At a meeting of the Board of Trustees of the Trust held on March 9, 2012, the Board, including all of the Trustees who are not interested persons under the

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

1940 Act (the “Independent Trustees”), approved the Agreements with respect to each Master Portfolio. In reaching a decision to renew the Agreements, the Board of Trustees, including all of the Independent Trustees, considered, among others (1) the nature, extent and quality of the services provided by the Adviser; (2) the performance of the Master Portfolios over the previous three months as well as the one, three, five, and ten-year periods, as applicable, ended December 31, 2011, as compared to the performance of other similar funds; (3) the contractual and actual compensation to be paid under the Agreements as compared to the compensation paid to other similar funds; (4) the expense ratios of the Master Portfolios, with expense waivers, as compared to expense ratios for other similar funds; (5) the experience and qualifications of the Adviser’s personnel and the Adviser’s portfolio management capabilities and investment methodologies; (6) the Adviser’s operations, compliance program and policies with respect to the Code of Ethics; (7) the financial condition of the Adviser; (8) the cost of services to be provided by the Adviser and the Adviser’s profitability from each Master Portfolio for the year ended December 31, 2011; (9) the “fall-out” benefits to the Adviser and its affiliates from the relationship with the Master Portfolios; (10) the extent to which economies of scale are relevant given each Master Portfolios’ current asset size and current asset growth potential; and (11) that each Master Portfolio is designed for long-term investors. Comparative information regarding other similar funds was provided by U.S. Bancorp Fund Services, LLC, the Trust’s administrator, and the Adviser. The Independent Trustees also discussed the continuing viability of the Master Portfolios.

The Board of Trustees, including a majority of the Independent Trustees, concluded that: they were satisfied with the quality of services provided by the Adviser in advising the Master Portfolios, the profits earned by the Adviser were reasonable in light of the nature, extent and quality of the services provided to each Master Portfolio; and that each Master Portfolio was not large enough to attain significant economies of scale. Based on the factors considered, the Board of Trustees, including a majority of the Independent Trustees, concluded that it was appropriate to renew the Agreements.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

5.    Securities Transactions

Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2012 were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
The Internet Portfolio	$—	$639,202	$—	$5,051,552
The Global Portfolio	—	433,083	—	175,532
The Paradigm Portfolio	—	22,658,425	—	168,758,523
The Medical Portfolio	—	—	—	2,765,835
The Small Cap Opportunities Portfolio	—	11,002,858	—	22,427,188
The Market Opportunities Portfolio	—	4,226,057	—	13,485,250
The Water Infrastructure Portfolio	—	2,152,429	—	4,248,392
The Multi-Disciplinary Portfolio	—	27,746,050	—	6,201,051

As of December 31, 2011, the cost of investments and unrealized appreciation (depreciation) on investment securities for federal income tax purposes was as follows:

	Net Unrealized Appreciation (Depreciation)	Unrealized Appreciation	Unrealized Depreciation	Tax Cost of Investments
The Internet Portfolio	$17,241,778	$29,946,987	$(12,705,209)	$121,866,914
The Global Portfolio	(385,906)	136,005	(521,911)	5,342,689
The Paradigm Portfolio	(118,510,304)	56,315,800	(174,826,104)	1,199,451,877
The Medical Portfolio	(2,111,974)	3,378,592	(5,490,566)	31,040,035
The Small Cap Opportunities Portfolio	(3,197,974)	9,626,395	(12,824,369)	105,552,508
The Market Opportunities Portfolio	(697,630)	5,867,817	(6,565,447)	56,669,656
The Water Infrastructure Portfolio	(832,941)	505,797	(1,338,738)	12,041,086
The Multi-Disciplinary Portfolio	(766,316)	1,543,727	(2,310,043)	25,555,923

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the Master Portfolios wrote the following options:

	Number of Contracts	Premium Amount
The Water Infrastructure Portfolio

Outstanding at the Beginning of the Year	4,907	$867,666
Options Written	1,550	211,350
Options Expired	(3,851)	(686,049)
Options Closed	(40)	(9,155)
Options Exercised	(916)	(127,594)

Outstanding at June 30, 2012	1,650	$256,218

The Multi-Disciplinary Portfolio

Outstanding at the Beginning of the Year	8,551	$2,156,278
Options Written	15,691	2,827,556
Options Expired	(4,195)	(848,782)
Options Closed	(1,758)	(295,858)
Options Exercised	(1,655)	(325,290)

Oustanding at June 30, 2012	16,634	$3,513,904

6.    Portfolio Securities Loaned

As of June 30, 2012, the Master Portfolios had loaned securities that were collateralized by cash. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, a Master Portfolio could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The Master Portfolio receives interest on the collateral received as well as a fee for the securities loaned. The Master Portfolios will continue to receive dividends and interest on all securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be accounted for by the Master Portfolios. The value of the securities on loan and the value of the related collateral at June 30, 2012, were as follows:

	Securities	Collateral
The Internet Portfolio	$33,160,937	$33,604,664
The Global Portfolio	888,215	899,835
The Paradigm Portfolio	237,291,106	241,327,575
The Medical Portfolio	6,484,104	6,726,815
The Small Cap Opportunities Portfolio	18,936,489	19,433,095
The Market Opportunities Portfolio	13,025,304	13,290,108
The Water Infrastructure Portfolio	320,304	367,584
The Multi-Disciplinary Portfolio	—	—

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

7.    Selected Financial Highlights

Financial highlights for the Master Portfolios were as follows:

	The Internet Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Ratio of expenses to average net assets:
Before expense reduction	1.37	%(1)	1.38%	1.37%	1.37%	1.34%	1.34%
After expense reduction	1.37	%(1)	1.38%	1.37%	1.37%	1.34%	1.33%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	(0.57	)%(1)	(0.43)%	(0.33)%	(0.04)%	1.59%	1.58%
After expense reduction	(0.57	)%(1)	(0.43)%	(0.33)%	(0.04)%	1.59%	1.59%
Portfolio turnover rate	1%		32%	12%	14%	19%	15%

(1)	Annualized.

	The Global Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Ratio of expenses to average net assets:
Before expense reduction	1.67	%(1)	2.23%	2.43%	2.81%	2.46%	1.99%
After expense reduction	1.67	%(1)	2.23%	2.43%	2.81%	2.46%	1.98%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.33	%(1)	0.61%	(0.51)%	(0.74)%	0.83%	3.73%
After expense reduction	0.33	%(1)	0.61%	(0.51)%	(0.74)%	0.83%	3.74%
Portfolio turnover rate	4%		135%	122%	53%	98%	22%

(1)	Annualized.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

	The Paradigm Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Ratio of expenses to average net assets:
Before expense reduction	1.35	%(1)	1.37%	1.36%	1.36%	1.33%	1.33%
After expense reduction	1.35	%(1)	1.37%	1.36%	1.36%	1.33%	1.33%
Ratio of net investment income to average net assets:
Before expense reduction	0.06	%(1)	0.37%	0.83%	1.15%	0.86%	0.75%
After expense reduction	0.06	%(1)	0.37%	0.83%	1.15%	0.86%	0.75%
Portfolio turnover rate	3%		58%	7%	15%	34%	8%

(1)	Annualized.

	The Medical Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Ratio of expenses to average net assets:
Before expense reduction	1.45	%(1)	1.40%	1.39%	1.43%	1.42%	1.49%
After expense reduction	1.45	%(1)	1.40%	1.39%	1.43%	1.42%	1.40%
Ratio of net investment income to average net assets:
Before expense reduction	1.33	%(1)	0.86%	0.55%	1.14%	1.02%	0.42%
After expense reduction	1.33	%(1)	0.86%	0.55%	1.14%	1.02%	0.51%
Portfolio turnover rate	0%		5%	3%	13%	28%	38%

(1)	Annualized.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

	The Small Cap Opportunities Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Ratio of expenses to average net assets:
Before expense reduction	1.48	%(1)	1.43%	1.42%	1.42%	1.36%	1.34%
After expense reduction	1.48	%(1)	1.43%	1.42%	1.42%	1.36%	1.31%
Ratio of net investment income (loss) to average net assets:
Before expense reduction	0.05	%(1)	0.03%	0.02%	(0.05)%	0.51%	0.38%
After expense reduction	0.05	%(1)	0.03%	0.02%	(0.05)%	0.51%	0.41%
Portfolio turnover rate	24%		47%	4%	4%	16%	17%

(1)	Annualized.

	The Market Opportunities Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
Ratio of expenses to average net assets:
Before expense reduction	1.43	%(1)	1.42%	1.42%	1.42%	1.36%	1.44%
After expense reduction	1.43	%(1)	1.42%	1.42%	1.42%	1.36%	1.44%
Ratio of net investment income to average net assets:
Before expense reduction	0.16	%(1)	0.30%	0.56%	0.26%	1.25%	0.61%
After expense reduction	0.16	%(1)	0.30%	0.56%	0.26%	1.25%	0.61%
Portfolio turnover rate	10%		14%	12%	14%	77%	14%

(1)	Annualized.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

	The Water Infrastructure Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	June 29, 2007^ through December 31, 2007
Ratio of expenses to average net assets:
Before expense reduction	1.52	%(1)	1.42%	1.47%	1.49%	1.49%	2.01	%(1)
After expense reduction	1.52	%(1)	1.42%	1.47%	1.49%	1.49%	2.01	%(1)
Ratio of net investment income to average net assets:
Before expense reduction	2.33	%(1)	1.47%	1.04%	0.63%	1.27%	0.96	%(1)
After expense reduction	2.33	%(1)	1.47%	1.04%	0.63%	1.27%	0.96	%(1)
Portfolio turnover rate	26%		69%	111%	45%	66%	7%

^	Commencement of operations.
(1)	Annualized.

	The Multi-Disciplinary Portfolio
	For the Six Months Ended June 30, 2012 (Unaudited)		For the Year Ended December 31, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	February 11, 2008^ through December 31, 2008
Ratio of expenses to average net assets:
Before expense reduction	1.47	%(1)	1.54%	2.41%	3.66%	5.09	%(1)
After expense reduction	1.47	%(1)	1.54%	2.41%	3.66%	5.09	%(1)
Ratio of net investment income (loss) to average net assets:
Before expense reduction	3.26	%(1)	8.00%	2.58%	(1.20)%	(3.49	)%(1)
After expense reduction	3.26	%(1)	8.00%	2.58%	(1.20)%	(3.49	)%(1)
Portfolio turnover rate	18%		74%	38%	77%	N/A	(2)

^	Commencement of operations.
(1)	Annualized.
(2)	The Portfolio did not hold any long-term securities during the period, therefore portfolio turnover is not applicable.

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

8.    Summary of Fair Value Exposure

Security Valuation

Various inputs are used in determining the value of the Master Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that a Master Portfolio has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Master Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

The Internet Portfolio

The following is a summary of the inputs used to value The Internet Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2		Level 3		Total
Assets^
Common Stocks	$104,719,811	$928,466	(1)	$—	*(2)	$105,648,277
Escrow Notes	—	—		—	*	—
Rights	905,812	—		—		905,812
Short-Term Investments	49,146	2,060,000	+	—		2,109,146
Investments Purchased with the Cash Proceeds from Securities Lending	33,604,664	—		—		33,604,664

Total Investments in Securities	$139,279,433	$2,988,466		$—	*	$142,267,899

* Amount is less than $0.50.
^ See Portfolio of Investments for breakout of investments by industry classification.
+ Priced at amortized cost.
(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Rental and Leasing Services	$923,400
Telecommunications	5,066

	$928,466

Transfer into Level 2	$923,400

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.

(2) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Special Purpose Entity	$—	*

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$25
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(25)
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	—

Balance as of June 30, 2012	$—	*

*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Description	Fair Value at 6/30/2012		Valuation Techniques	Unobservable Input	Range
Common Stocks	$—	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market/Market Comparables	$0.00-$0.00
Escrow Notes	—	*	Conservative Value Assigned Pending Bankruptcy Litigation Proceedings/Market Comparables	No active market/Market Comparables	$0.00-$0.00

*	Amount is less than $0.50.

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

The Global Portfolio

The following is a summary of the inputs used to value The Global Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2		Level 3	Total
Assets^
Common Stocks	$4,329,801	$651	(1)	$—	$4,330,452
Preferred Stocks	257	—		—	257
Warrants	319	—		—	319
Short-Term Investments	228,525	225,000	+	—	453,525
Investments Purchased with the Cash
Proceeds from Securities Lending	899,835	—		—	899,835

Total Investments in Securities	$5,458,737	$225,651		$—	$5,684,388

^ See Portfolio of Investments for breakout of investments by industry classification.
+ Priced at amortized cost.
(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industry:

Mining (except Oil and Gas)	$651

For the period ended June 30, 2012, there were no transfers into or out of Level 1 or Level 2.
Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$2,226
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	226
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	(2,452)

Balance as of June 30, 2012	$—

Transfers were made out of Level 3 into Level 1 due to an increase in market activity.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2		Level 3		Total
Assets^
Common Stocks	$752,205,872	$—		$—	*(1)	$752,205,872
Preferred Stocks	45,152	—		—		45,152
Convertible Bonds	—	4,610,000		—		4,610,000
Corporate Bonds	—	—		—	*	—
Short-Term Investments	41,000,115	41,075,000	+	—		82,075,115
Investments Purchased with the Cash
Proceeds from Securities Lending	241,327,575	—		—		241,327,575

Total Investments in Securities	$1,034,578,714	$45,685,000		$—	*	$1,080,263,714

* Amount is less than $0.50.
^ See Portfolio of Investments for breakout of investments by industry classification.

+ Priced at amortized cost.
(1) The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:
Credit Intermediation and Related Activities	$—	*

Transfers out of Level 2 into Level 3	$—	*

Transfers were made out of Level 2 and into level 3 due to a decrease in market activity.
Transfers between levels are recognized at the end of the reporting period.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$390,177
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(5,110)
Net purchases	—
Net sales	—
Transfer in and/or out of Level 3	(385,067)

Balance as of June 30, 2012	$— *

*	Amount is less than $0.50.

Transfers were made out of Level 3 into Level 1 due to an increase in market activity.

Description	Fair Value at 6/30/2012		Valuation Techniques	Unobservable Input	Range
Common Stocks	$—	*	Delisted-Acquired by the U.S. Government/Market Comparables	No active market/Market Comparables	$0.00-$0.00
Corporate Bonds	—	*	Defaulted/Market Comparables	No active market/Market Comparables	$0.00-$0.00

*	Amount is less than $0.50.

There is no active market for the Level 3 security, so a conservative value is being assigned until such time as a market exists.

The Medical Portfolio

The following is a summary of the inputs used to value The Medical Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2		Level 3	Total
Assets^
Common Stocks	$18,756,590	$—		$—	$18,756,590
Rights	24,967	—		—	24,967
Short-Term Investments	43,971	825,000	+	—	868,971
Investments Purchased with the Cash
Proceeds from Securities Lending	6,726,815	—		—	6,726,815

Total Investments in Securities	$25,552,343	$825,000		$—	$26,377,343

+ Priced at amortized cost.
^ See Portfolio of Investments for breakout of investments by industry classification.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

For the period ended June 30, 2012, there were no transfers into or out of Level 1 or Level 2. Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$—	*
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases	—
Net sales	—	*
Transfer in and/or out of Level 3	—

Balance as of June 30, 2012	$—

*	Amount is less than $0.50.

The Small Cap Opportunities Portfolio

The following is a summary of the inputs used to value The Small Cap Opportunities Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2		Level 3		Total
Assets^
Common Stocks	$80,300,291	$58,257	(1)	$—		$80,358,548
Corporate Bonds	—	—		—	*	—
Rights	416,976	—		—		416,976
Short-Term Investments	45,951	300,000	+	—		345,951
Investments Purchased with the Cash
Proceeds from Securities Lending	19,433,095	—		—		19,433,095

Total Investments in Securities	$100,196,313	$358,257		$—	*	$100,554,570

* Amount is less than $0.50.
^ See Portfolio of Investments for breakout of common stocks by industry classification.
+ Priced at amortized cost.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

(1) The Common Stocks Level 2 balance consists of the market value of the associated Level 2 investments in the following industries:

Real Estate	$875
Rental and Leasing Services	35,910
Telecommunications	21,472

$58,257

Transfers into Level 2 from Level 1	$35,910
Transfers out of Level 2 into Level 1	(1,806,585)

Net transfers in and/or out of Level 2	$(1,770,675)

Transfers were made into Level 2 from Level 1 due to a lack of market activity.
Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers between levels are recognized at the end of the reporting period.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of December 31, 2011	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3)
Net purchases (sales)	—
Transfer in and/or out of Level 3	—

Balance as of June 30, 2012	$—	*

*	Amount is less than $0.50.

Description	Fair Value at 6/30/2012		Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$—	*	Defaulted/Market Comparables	No active market/Market Comparables	$0.00-$0.00

*	Amount is less than $0.50.

There is no active market for the Level 3 security, so a conservative value is being assigned until such time as a market exists.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

The Market Opportunities Portfolio

The following is a summary of the inputs used to value The Market Opportunities Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2		Level 3		Total
Assets^
Common Stocks	$33,898,006	$—		$—	*(1)	$33,898,006
Mutual Funds	7,972	—		—		7,972
Short-Term Investments	1,815,051	1,820,000	+	—		3,635,051
Investments Purchased with the Cash
Proceeds from Securities Lending	13,290,108	—		—		13,290,108

Total Investments in Securities	$49,011,137	$1,820,000		$—	*	$50,831,137

*	Amount is less than $0.50.
^	See Portfolio of Investments for breakout of investments by industry classification.
+	Priced at amortized cost.
(1)	The Common Stocks Level 3 balance consists of the market value of the associated Level 3 investments in the following industry:

Credit Intermediation and Related Activities	$—	*
Transfers out of Level 2 into Level 3	$—	*
Transfers out of Level 2 into Level 1	(1,027,407)

Net transfers in and/or out of Level 2	$(1,027,407)

Transfers between levels are recognized at the end of the reporting period.
Transfers were made out of Level 2 and into Level 1 due to an increase in market activity.
Transfers were made out of Level 2 and into Level 3 due to a decrease in market activity.

Description	Investments in Securities
Balance as of December 31, 2011	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfer in and/or out of Level 3	—	*

Balance as of June 30, 2012	$—	*

Description	Fair Value at 6/30/2012		Valuation Techniques	Unobservable Input	Range
Common Stocks	$—	*	Delisted-Acquired by the U.S. Government/ Market Comparables	No active market/Market Comparables	$0.00-$0.00

*	Amount is less than $0.50.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

There is no active market for the Level 3 security, so a conservative value is being assigned until such time as a market exists.

The Water Infrastructure Portfolio

The following is a summary of the inputs used to value The Water Infrastructure Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$590,468	$—	$—	$590,468
Convertible Bonds	—	2,987,500	—	2,987,500
Corporate Bonds	—	3,729,680	—	3,729,680
Warrants	804	—	—	804
Short-Term Investments	29,036	—	—	29,036
Investments Purchased with the Cash
Proceeds from Securities Lending	367,584	—	—	367,584

Total Investments in Securities	$987,892	$6,717,180	$—	$7,705,072

Liabilities
Put Options Written	$—	$197,098	$—	$197,098

^	See Portfolio of Investments for breakout of Investments by industry classification.

Transfers out of Level 2 into Level 1	$804
Transfers between levels are recognized at the end of the reporting period.

The Multi-Disciplinary Portfolio

The following is a summary of the inputs used to value The Multi-Disciplinary Portfolio’s net assets as of June 30, 2012:

	Level 1	Level 2		Level 3	Total
Assets^
Convertible Bonds	$—	$26,164,673		$—	$26,164,673
Corporate Bonds	—	14,884,556		—	14,884,556
Municipal Bonds	—	910,000		—	910,000
Exchange Traded Funds	485,346	—		—	485,346
Mutual Funds	217,886	—		—	217,886
Short-Term Investments	340,978	345,000	+	—	685,978

Total Investments in Securities	$1,044,210	$42,304,229		$—	$43,348,439

Liabilities
Put Options Written	$—	$2,973,268		$—	$2,973,268

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

+	Priced at amortized cost.
^	See Portfolio of Investments for breakout of investments by industry classification.

For June 30, 2012, there were no transfers into or out of Level 1 or Level 2. Transfers between levels are recognized at the end of the period.

9.     Disclosures about Derivative Instruments and Hedging

        Activities

The Master Portfolios have adopted enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why a Master Portfolio uses derivatives, how derivatives are accounted for by the Master Portfolios, and how derivative instruments affect a Master Portfolio’s results of operations and financial position. The Master Portfolios utilized options to implement or to gain further exposure to their respective investment strategies.

The Water Infrastructure Portfolio

Statement of Assets and Liabilities

Fair Values of derivative instruments as of June 30, 2012:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
			Written option
Written Options		$—	contracts, at value	$197,098

Total		$—		$197,098

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts
Written Options	$686,049

Total	$686,049

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Written Options	$(12,469)

Total	$(12,469)

KINETICS PORTFOLIOS TRUST — MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

The Water Infrastructure Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2012: written option contracts (1,550 contracts) were opened and $211,350 premiums were received during the period.

The Multi-Disciplinary Portfolio

Statement of Assets and Liabilities

Fair Values of derivative instruments as of June 30, 2012:

	Assets		Liabilities
Equity Contracts	Description	Fair Value	Description	Fair Value
			Written option
Written Options		$—	contracts, at value	$2,973,268

Total		$—		$2,973,268

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2012:

Amount of Realized Gain (Loss) on Equity Contracts

Equity Contracts
Written Options	$809,696

Total	$809,696

Change in Unrealized Appreciation (Depreciation) on Equity Contracts

Equity Contracts
Written Options	$605,307

Total	$605,307

The Multi-Disciplinary Portfolio has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Portfolio’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended June 30, 2012: written option contracts (15,691 contracts) were opened and $2,827,556 premiums were received during the period.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

10.    New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. generally accepted accounting principles more comparable to those prepared under the International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statements of Assets & Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.

Management is currently evaluating the impact ASU 2011-11 will have on the Master Portfolios’ financial statements and disclosures.

11.    Subsequent Events

In preparing these financial statements, management has evaluated Portfolio related events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or translations that occurred during the period that materially impacted the amounts or disclosures in the Master Portfolios’ financial statements.

12.    Information about Proxy Voting

Information regarding how the Trust votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-800-930-3828 or by accessing the Trust’s website at www.kineticsfunds.com and by accessing the SEC’s website at www.sec.gov. Information regarding how the Master Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30, is available without charge, upon request, by calling toll-free at 1-800-930-3828 or by accessing the SEC’s website at www.sec.gov.

KINETICS PORTFOLIOS TRUST— MASTER INVESTMENT PORTFOLIOS

Notes to Financial Statements — (Continued)

June 30, 2012 (Unaudited)

13.    Information about the Portfolio Holdings

The Trust files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Master Portfolios’ Form N-Q is available without charge, upon request, by calling toll-free at 1-800-930-3828. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov. The Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Kinetics Mutual

Funds, Inc.

615 East Michigan Street

Milwaukee, WI 53202

INVESTMENT ADVISER AND

SHAREHOLDER SERVICING AGENT

Kinetics Asset Management LLC

555 Taxter Road

Suite 175

Elmsford, NY 10523

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

1818 Market Street

Suite 2400

Philadelphia, PA 19103

DISTRIBUTOR

Kinetics Funds Distributor LLC

555 Taxter Road

Suite 175

Elmsford, NY 10523

ADMINISTRATOR

FUND ACCOUNTANT AND

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

CUSTODIAN

U.S. Bank, N.A.

Custody Operations

1555 River Center Drive, Suite 302

Milwaukee, WI 53212

THIS MATERIAL MUST BE PRECEDED OR

ACCOMPANIED BY A PROSPECTUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in

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Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President

Date	9/4/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter B. Doyle
Peter B. Doyle, President

Date	9/4/2012

By (Signature and Title)*	/s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date	8/31/2012

*	Print the name and title of each signing officer under his or her signature.

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